As filed with the Securities and Exchange Commission on October 31, 1995
                                        Securities Act Registration No. 2-55301
                               Investment Company Act Registration No. 811-2619

===============================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                ----------------

                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [ ]
                           Pre-Effective Amendment No.                      [ ]

                         Post-Effective Amendment No. 30                    [X]

                                     and/or
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 21                            [X]

                        (Check appropriate box or boxes)

                                ----------------


                     PRUDENTIAL-BACHE MONEYMART ASSETS INC.

               (Exact name of registrant as specified in charter)

                                ONE SEAPORT PLAZA
                            NEW YORK, NEW YORK 10292
               (Address of Principal Executive Offices) (Zip Code)

                                ----------------

       Registrant's Telephone Number, Including Area Code: (212) 214-1250
                               S. Jane Rose, Esq.
                                One Seaport Plaza
                            New York, New York 10292
                     (Name and Address of Agent for Service)
   Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

 It is proposed that this filing will become effective (check appropriate box):

       [ ]   immediately upon filing pursuant to paragraph (b)


       [ ]   on (date) pursuant to paragraph (b)


       [ ]   60 days after filing pursuant to paragraph (a)(1)


       [X]   on January 2, 1996 pursuant to paragraph (a)(1)


       [ ]   75 days after filing pursuant to paragraph (a)(2)

       [ ]   on (date) pursuant to paragraph (a)(2) of Rule 485.
             If appropriate, check the following box:

       [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                ----------------


     Registrant has registered an indefinite number of shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice for the Registrant's most recent fiscal year ended December 31, 1994 was filed on February 28, 1995.

===============================================================================

                              CROSS REFERENCE SHEET
                            (as required by Rule 495)


N-1A Item No.                                               Location
-------------                                               --------
Part A
Item  1.   Cover Page ...................................   Cover Page

Item  2.   Synopsis .....................................   Fund Expenses

Item  3.   Condensed Financial Information ..............   Fund Expenses; Financial Highlights;
                                                            Calculation of Yield

Item  4.   General Description of Registrant ............   Cover Page; How the Fund Invests;
                                                            General Information

Item  5.   Management of the Fund .......................   Financial Highlights; How the Fund Is
                                                            Managed; General Information

Item  6.   Capital Stock and Other Securities ...........   Taxes, Dividends and Distributions;
                                                            General Information

Item  7.   Purchase of Securities Being Offered .........   How the Fund is Managed; How the
                                                            Fund Values Its Shares

Item  8.   Redemption or Repurchase .....................   How the Fund is Managed; General
                                                            Information

Item  9.   Pending Legal Proceedings ....................   Not Applicable

Part B

Item 10.   Cover Page ...................................   Cover Page

Item 11.   Table of Contents ............................   Table of Contents

Item 12.   General Information and History ..............   General Information and History

Item 13.   Investment Objectives and Policies ...........   Investment Objective and Policies;
                                                            Investment Restrictions

Item 14.   Management of the Fund .......................   Directors and Officers; Manager;
                                                            Distributor

Item 15.   Control Persons and Principal
           Holders of Securities ........................   Not Applicable

Item 16.   Investment Advisory and Other Services .......   Manager; Distributor; Custodian,
                                                            Transfer and Dividend Disbursing
                                                            Agent and Independent Accountants

Item 17.   Brokerage Allocation and Other Practices .....   Portfolio Transactions

Item 18.   Capital Stock and Other Securities ...........   Not Applicable

Item 19.   Purchase, Redemption and Pricing
           of Securities Being Offered ..................   Purchase and Redemption of Fund
                                                            Shares; Shareholder Investment
                                                            Account

Item 20.   Tax Status ...................................   Taxes

Item 21.   Underwriters .................................   Distributor

Item 22.   Calculation of Performance Data ..............   Calculation of Yield

Item 23.   Financial Statements .........................   Financial Statements


Part C

     Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Post-Effective Amendment to the Registration Statement.

Prudential MoneyMart Assets, Inc.

                                 Class Z shares

-------------------------------------------------------------------------------

Prospectus dated January 2, 1996

-------------------------------------------------------------------------------

Prudential MoneyMart Assets, Inc. (the Fund), is an open-end, diversified, management investment company, or mutual fund. Its investment objective is maximum current income consistent with stability of capital and the maintenance of liquidity. The Fund seeks to achieve this objective by investing primarily in a portfolio of money market instruments maturing in thirteen months or less. There can be no assurance that the Fund's investment objective will be achieved. See "How the Fund Invests--Investment Objective and Policies."

The Fund's address is One Seaport Plaza, New York, New York 10292, and its telephone number is (800) 225-1852.

AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. SEE "HOW THE FUND VALUES ITS SHARES."

Class Z shares are offered exclusively for sale to the Trustee of the Prudential Securities 401(k) Plan, a defined contribution plan sponsored by Prudential Securities Incorporated (the PSI 401(k) Plan or the Plan). Only Class Z shares are offered through this Prospectus. The Fund also offers shares (now called Class A shares) through the attached Prospectus dated February 28, 1995 (the Retail Class Prospectus), which is a part hereof.

This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing. Additional information about the Fund has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated February 28, 1995, which information is incorporated herein by reference (is legally considered a part of this Prospectus) and is available without charge upon request to the Fund at the address or telephone number noted above.

-------------------------------------------------------------------------------
Investors are advised to read this Prospectus and retain it for future reference.
-------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                  FUND EXPENSES

Shareholder Transaction Expenses                                                        Class Z Shares
                                                                                        --------------
    Maximum Sales Load Imposed on Purchases
     (as a percentage of offering price) ............................................        None
    Maximum Sales Load or Deferred Sales Load Imposed on Reinvested Dividends .......        None
    Deferred Sales Load (as a percentage of original purchase price
     or redemption proceeds, whichever is lower) ....................................        None
    Redemption Fees .................................................................        None
    Exchange Fee ....................................................................        None

Annual Fund Operating Expenses                                                          Class Z Shares*
    (as a percentage of average net assets)                                             ---------------
     Management Fees ................................................................        .301%
     12b-1 Fees .....................................................................        None
    Other Expenses ..................................................................        .281%
                                                                                             ----
    Total Fund Operating Expenses ...................................................        .582%
                                                                                             ====


                                                                         1        3       5       10
Example                                                                year     years   years    years
                                                                       ----     -----   -----    -----
You would pay the following expenses on
 a $1,000 investment, assuming: (1) 5% annual return and
 (2) redemption at the end of each time period:
 Class Z* .........................................................    $6        $19     $32      $73

     The above example is based on expenses expected to have been incurred if Class Z shares had been in existence throughout the entire fiscal year ended December 31, 1994 based on the average value of the account in each of the ten years. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

     The purpose of this table is to assist investors in understanding the various costs and expenses that an investor in Class Z shares of the Fund will bear, whether directly or indirectly. For more complete descriptions of the various costs and expenses, see "How the Fund is Managed." "Other Expenses" includes operating expenses of the Fund, such as Directors' and professional fees, registration fees, reports to shareholders and transfer agency and custodian fees.
-----------
* Estimated based on expenses expected to have been incurred if Class Z shares had been in existence throughout the fiscal year ended December 31, 1994.

THE FOLLOWING INFORMATION SUPPLEMENTS "HOW THE FUND IS MANAGED--DISTRIBUTOR" IN THE RETAIL CLASS PROSPECTUS:

Prudential Securities serves as the Distributor of Class Z shares and incurs the expenses of distributing the Fund's Class Z shares under a Distribution Agreement with the Fund, none of which is reimbursed by or paid for by the Fund.

THE FOLLOWING INFORMATION SUPPLEMENTS "TAXES, DIVIDENDS AND
DISTRIBUTIONS--TAXATION OF SHAREHOLDERS" IN THE RETAIL CLASS PROSPECTUS:

As a qualified plan, the PSI 401(k) Plan generally pays no federal income tax. Individual participants in the Plan should consult the Plan documents and their own tax advisers for information on the tax consequences associated with participating in the PSI 401(k) Plan.

THE FOLLOWING INFORMATION SUPPLEMENTS "SHAREHOLDER GUIDE--HOW TO BUY SHARES OF THE FUND" AND "SHAREHOLDER GUIDE--HOW TO SELL YOUR SHARES" IN THE RETAIL CLASS
PROSPECTUS:

Class Z shares of the Fund are offered exclusively for sale to the Trustee of the PSI 401(k) Plan. Such shares may be purchased or redeemed only by the Plan on behalf of individual Plan participants at NAV without any sales or redemption charge. Class Z shares are not subject to any minimum investment requirements. The Plan purchases and redeems shares to implement the investment choices of individual Plan participants with respect to their contributions in the Plan. All purchases through the Plan will be for Class Z shares. Individual Plan participants should consult Plan documents for a description of the procedures and limitations applicable to the making or changing of investment choices. Copies of the Plan documents are available from the Prudential Securities Benefits Department at One Seaport Plaza, 33rd Floor, New York, New York 10292 or by calling (212) 214-7194.

THE FOLLOWING INFORMATION SUPPLEMENTS "SHAREHOLDER GUIDE--HOW TO EXCHANGE YOUR SHARES" IN THE RETAIL CLASS PROSPECTUS:

Effective as of the date of this Prospectus, Fund shares held through the PSI 401(k) Plan on behalf of participants will be automatically exchanged at relative net asset value for Class Z shares. You should contact the Prudential Securities Benefits Department about how to exchange your Class Z shares. See "How to Buy Shares of the Fund" above.

THE INFORMATION ABOVE ALSO SUPPLEMENTS THE INFORMATION UNDER "FUND HIGHLIGHTS" IN THE RETAIL CLASS PROSPECTUS AS APPROPRIATE.

                        PRUDENTIAL MONEYMART ASSETS, INC.
              Supplement dated January 2, 1996 to Prospectus dated
                                February 28, 1995

     Fund shares outstanding prior to January 2, 1996 have been redesignated as Class A shares. Accordingly, all references in this Prospectus to "shares" of the Fund shall mean "Class A shares" of the Fund except where the context requires otherwise. Effective January 2, 1996, the Fund's name was changed to Prudential MoneyMart Assets, Inc.

     THE FOLLOWING INFORMATION SUPPLEMENTS "FINANCIAL HIGHLIGHTS" IN THE
PROSPECTUS:

                              FINANCIAL HIGHLIGHTS
   (for a share outstanding throughout the period indicated)--(Class A Shares)

     The following financial highlights for Class A shares are unaudited. This information should be read in conjunction with the financial statements and the notes thereto, which appear in the Statement of Additional Information. The financial highlights contain selected data for a Class A share of common stock outstanding, total return, ratios to average net assets and other supplemental data for the period indicated. The information has been determined based on data contained in the financial statements.

                                                                 Six Months
                                                                    Ended
                                                                June 30, 1995
                                                                 (unaudited)
                                                                -------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period ......................       $   1.000
Net investment income and net realized gains ..............            .027
Dividends and distributions to shareholders ...............           (.027)
                                                                  ---------
Net asset value, end of period ............................       $   1.000
                                                                  =========
TOTAL RETURN(b):...........................................           2.75%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000) ...........................     $6,838,853
Average net assets (000) ..................................     $6,611,965
Ratios to average net assets(a):
 Expenses, including distribution fee .....................            .70%
 Expenses, excluding distribution fee .....................            .58%
 Net investment income ....................................           5.46%

--------------

(a)  Annualized.

(b) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized.

     THE FOLLOWING INFORMATION SUPPLEMENTS "CALCULATION OF YIELD" IN THE
PROSPECTUS:

     The following is an example of the current and effective annual yield calculations as of June 30, 1995.

     Value of hypothetical account at
      end of period .........................................   $1.001053865
     Value of hypothetical account at
      beginning of period ...................................    1.000000000
                                                                ------------
     Base period return .....................................   $ .001053865
                                                                ============
     Current Yield (0.001053865 X (365/7)) ..................           5.50%
     Effective Annual Yield, assuming weekly compounding ....           5.65%

     THE FOLLOWING INFORMATION SUPPLEMENTS "GENERAL INFORMATION--DESCRIPTION OF SHARES" IN THE PROSPECTUS:

     The Fund is authorized to offer 20 billion shares of common stock, $.10 par value per share, currently divided into two classes of shares, designated Class A and Class Z shares. Each class represents an interest in the same assets of the Fund and is identical in all respects except that (i) Class A shares are subject to distribution and/or service fees, (ii) Class Z shares are not subject to any distribution and/or service fees, (iii) each class has exclusive voting rights with respect to its distribution and service plan, if any, and on any other matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class, (iv) each class has a different exchange privilege, and (v) Class Z shares are offered exclusively for sale to the Trustee of the Prudential Securities 401(k) Plan, a defined contribution plan sponsored by Prudential Securities. In accordance with the Fund's Articles of Incorporation, the Board of Directors may authorize the creation of additional series and classes within such series, with such preferences, privileges, limitations and voting and dividend rights as the Directors may determine. Currently, the Fund is offering two classes, designated Class A and Class Z shares.

                        PRUDENTIAL MONEYMART ASSETS, INC.
                       Supplement dated January 2, 1996 to
                    Statement of Additional Information dated
                                February 28, 1995

     Fund shares outstanding prior to January 2, 1996 have been redesignated as Class A shares. Accordingly, all references in the Statement of Additional Information to "shares" of the Fund shall mean "Class A shares" of the Fund except where the context requires otherwise. Effective January 2, 1996, the Fund's name was changed to Prudential MoneyMart Assets, Inc.

     THE FOLLOWING INFORMATION SUPPLEMENTS "DIRECTORS AND OFFICERS" IN THE STATEMENT OF ADDITIONAL INFORMATION:

     As of October 13, 1995, the Directors and officers of the Fund, as a group, owned less than 1% of the outstanding shares of common stock of the Fund.

     As of October 13, 1995, there were no beneficial owners, directly or indirectly, of more than 5% of the outstanding shares of common stock of the Fund.

     As of October 13, 1995, Prudential Securities was the record holder for other beneficial owners of 7,108,153,689 shares or 98% of the outstanding shares of the Fund. In the event of any meetings of shareholders, Prudential Securities will forward, or cause the forwarding of, proxy materials to the beneficial owners for which it is the record holder.

     THE FOLLOWING INFORMATION SUPPLEMENTS "DISTRIBUTOR" IN THE STATEMENT OF ADDITIONAL INFORMATION:

     Prudential Securities serves as the Distributor of Class Z shares and incurs the expenses of distributing the Fund's Class Z shares under a Distribution Agreement with the Fund, none of which is reimbursed by or paid for by the Fund.

     THE FOLLOWING INFORMATION SUPPLEMENTS "SHAREHOLDER INVESTMENT ACCOUNT--EXCHANGE PRIVILEGE" IN THE STATEMENT OF ADDITIONAL INFORMATION:

     Class Z. Class Z shares may be exchanged for Class Z shares of the funds listed below which participate in the PSI 401(k) Plan. No fee or sales load will be imposed upon the exchange.

        Prudential Allocation Fund
         (Balanced Portfolio)
        Prudential Equity Income Fund
        Prudential Equity Fund, Inc.
        Prudential Global Fund, Inc.
        Prudential Government Income Fund, Inc.
        Prudential Government Securities Trust
         (Money Market Series)
        Prudential Growth Opportunity Fund, Inc.
        Prudential High Yield Fund, Inc.
        Prudential Multi-Sector Fund, Inc.
        Prudential Pacific Growth Fund, Inc.
        Prudential Utility Fund, Inc.

Portfolio of Investments as
  of June 30, 1995 (Unaudited)                   PRUDENTIAL MONEYMART ASSETS
------------------------------------------------------------

Principal
Amount
(000)        Description                     Value (Note 1)
------------------------------------------------------------
Bank Notes--4.9%
             Bank One Indianapolis
   $57,000   5.98%, 8/1/95                        $   56,999,952
    35,000   7.18%, 2/5/96                            35,082,188
             Huntington National Bank
    29,000   6.20%, 11/3/95                           29,008,180
             Mellon Bank NA
    26,000   6.20%, 11/1/95                           25,998,277
             NationsBank of Dallas, Texas, NA
    10,000   7.30%, 1/26/96                           10,023,779
             NationsBank of North Carolina
    15,000   5.65%, 7/21/95                           14,993,159
             NationsBank of Texas
   138,000   6.82%, 10/31/95                         138,002,022
             State Street Bank & Trust Co.
    23,000   6.01%, 9/20/95                           22,999,551
                                                  --------------
             Total Bank Notes
               (amortized cost $333,107,108)         333,107,108
------------------------------------------------------------
Certificates of Deposit - Domestic--.3%
             National Westminister Bank,
               Delaware
    18,000   5.85%, 12/26/95                          18,000,000
                                                  --------------
             Total Certificates of
               Deposit-Domestic
               (amortized cost $18,000,000)           18,000,000
------------------------------------------------------------
Certificates of Deposit - Eurodollar--2.0%
             Abbey National Treasury Svcs.
   100,000   6.40%, 5/17/96                          100,000,000
             Bank of New York
    18,000   6.15%, 7/3/95                            18,000,032
    13,000   6.27%, 10/31/95                          13,002,945
             Toronto Dominion Bank
     7,000   5.78%, 7/18/95                            6,998,028
                                                  --------------
             Total Certificates of Deposit -
               Eurodollar (amortized cost
               $138,001,005)                         138,001,005
------------------------------------------------------------
Certificates of Deposit - Yankee--15.6%
             Bank of Montreal
   207,000   5.99%, 7/5/95                           207,000,000
             Banque Nationale De Paris
    45,000   7.07%, 2/20/96                           45,113,002
    21,000   6.95%, 2/21/96                           21,038,211
             Caisse Nationale De Credit
               Agricole
   $50,000   6.22%, 11/2/95                       $   50,003,160
             Canadian Imperial Bank Commerce
    20,000   5.98%, 7/27/95                           19,999,657
             Commerzbank
     8,000   7.32%, 1/24/96                            8,029,897
    30,000   7.04%, 2/16/96                           30,073,898
             Industrial Bank of Japan
   150,000   6.02%, 7/5/95                           150,000,000
             Norinchukin Bank
   125,000   6.06%, 7/20/95                          125,000,656
             Sanwa Bank
    35,000   6.02%, 7/3/95                            35,000,048
   117,000   5.95%, 7/6/95                           116,999,175
             Sumitomo Bank
    50,000   6.04%, 7/5/95                            50,000,293
   177,000   6.00%, 7/10/95                          177,000,000
    33,000   6.06%, 7/14/95                           33,000,119
                                                  --------------
             Total Certificates of Deposit -
               Yankee (amortized cost
               $1,068,258,116)                     1,068,258,116
------------------------------------------------------------
Commercial Paper - Domestic--41.2%
             A. H. Robins Co., Inc.
    34,000   5.97%, 7/20/95                           33,892,872
    30,000   5.97%, 7/21/95                           29,900,500
     6,700   5.95%, 8/24/95                            6,640,203
             Abbey National North America Corp.
    62,000   5.82%, 9/21/95                           61,178,087
             American Express Credit Corp.
    13,000   5.85%, 9/19/95                           12,831,000
    55,000   5.90%, 10/16/95                          54,035,514
     5,000   5.82%, 2/2/96                             4,825,400
             American Home Food Products
     9,000   6.00%, 7/20/95                            8,971,500
     4,368   5.90%, 7/27/95                            4,349,387
    14,000   5.97%, 8/10/95                           13,907,133
    11,500   5.91%, 8/30/95                           11,386,725
             American Home Products Corp.
    21,000   6.00%, 7/12/95                           20,961,500
     7,000   6.00%, 7/20/95                            6,977,833
    30,000   5.95%, 7/27/95                           29,871,083
     6,500   5.98%, 7/27/95                            6,471,927

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

Portfolio of Investments as
  of June 30, 1995 (Unaudited)                      PRUDENTIAL MONEYMART ASSETS
------------------------------------------------------------

Principal
Amount
(000)        Description                 Value (Note 1)
------------------------------------------------------------
Commercial Paper - Domestic (cont'd.)
             American Home Products Corp.
    $5,000   5.97%, 8/3/95                        $    4,972,638
    86,000   5.97%, 8/10/95                           85,429,533
     5,000   5.95%, 8/31/95                            4,949,590
    18,000   5.95%, 9/1/95                            17,815,550
             Aristar, Inc.
    20,970   6.02%, 7/5/95                            20,955,973
             Asset Securitization Cooperative
               Corp.
    20,000   5.83%, 9/20/95                           19,737,650
             Associates Corp. of North America
    20,000   6.00%, 7/5/95                            19,986,667
    52,000   5.96%, 8/2/95                            51,724,516
    89,000   5.96%, 8/3/95                            88,513,763
    48,000   5.91%, 8/30/95                           47,527,200
             AT & T Capital Corp.
     9,000   5.83%, 9/8/95                             8,899,433
             AT & T Corp.
    28,000   5.83%, 9/12/95                           27,668,986
             Bank of New York Co., Inc.
    11,000   5.98%, 7/5/95                            10,992,691
             Caterpillar Financial Services
     8,700   5.92%, 9/14/95                            8,592,700
             Chrysler Financial Corp.
    40,000   6.15%, 7/10/95                           39,938,500
             CIT Group Holdings, Inc.
    42,000   6.00%, 7/5/95                            41,972,000
    71,000   5.90%, 9/11/95                           70,162,200
    28,000   5.85%, 9/18/95                           27,640,550
             Coca-Cola Enterprises, Inc.
    10,000   6.00%, 7/7/95                             9,990,000
    13,000   6.00%, 11/3/95                           12,729,167
             Corporate Receivables Corp.
    19,000   6.02%, 7/19/95                           18,942,810
             Countrywide Funding Corp.
     4,000   5.96%, 7/20/95                            3,987,418
    20,000   6.02%, 7/25/95                           19,919,733
    10,000   6.02%, 7/27/95                            9,956,522
    25,000   6.00%, 7/28/95                           24,887,500
     8,000   6.02%, 7/28/95                            7,963,880
    33,000   6.01%, 7/31/95                           32,834,725
             Dean Witter, Discover & Co.
    18,000   5.97%, 7/5/95                            17,988,060
             Duracell, Inc.
   $10,000   5.98%, 8/11/95                       $    9,931,894
             Finova Capital Corp.
    12,000   6.12%, 7/11/95                           11,979,600
     5,000   6.05%, 7/12/95                            4,990,757
    10,000   6.08%, 7/12/95                            9,981,422
    15,000   6.07%, 7/17/95                           14,959,533
    55,000   6.05%, 7/20/95                           54,824,382
     6,570   6.05%, 7/27/95                            6,541,293
     5,000   6.03%, 8/1/95                             4,974,038
     3,460   5.98%, 8/2/95                             3,441,608
     4,000   6.01%, 8/2/95                             3,978,631
    10,000   6.01%, 8/3/95                             9,944,908
    10,439   6.02%, 8/7/95                            10,374,412
     4,000   6.01%, 8/10/95                            3,973,289
     3,561   6.02%, 8/11/95                            3,536,585
     5,500   6.00%, 8/21/95                            5,453,250
             Ford Motor Credit Corp.
    12,000   6.11%, 7/12/95                           11,977,597
   307,000   5.95%, 7/14/95                          306,340,376
             General Electric Capital Corp.
    50,000   6.05%, 10/17/95                          49,092,500
   132,000   6.05%, 10/18/95                         129,582,017
    15,000   6.53%, 10/30/95                          14,670,779
    38,000   6.53%, 10/31/95                          37,159,081
             General Motors Acceptance Corp.
   241,805   6.15%, 7/12/95                          241,350,608
    59,235   6.15%, 7/13/95                           59,113,568
     5,076   6.00%, 7/17/95                            5,062,464
             GTE Finance Corp.
     6,000   5.99%, 7/19/95                            5,982,030
     7,000   5.98%, 8/11/95                            6,952,326
             Hertz Corp.
     6,000   5.86%, 9/18/95                            5,922,843
             Household Finance Corp.
    36,000   5.82%, 9/26/95                           35,493,660
             IBM Credit Corp.
   100,000   5.89%, 9/1/95                            98,985,611
             ITT Corp.
    32,000   6.00%, 7/11/95                           31,946,667
             ITT Financial Corp.
     8,500   6.00%, 7/14/95                            8,481,583

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

Portfolio of Investments as
  of June 30, 1995 (Unaudited)                    PRUDENTIAL MONEYMART ASSETS
------------------------------------------------------------

Principal
Amount
(000)        Description                 Value (Note 1)
------------------------------------------------------------
Commercial Paper - Domestic (cont'd.)
             ITT Hartford Group, Inc.
   $49,000   5.96%, 7/14/95                       $   48,894,541
     8,000   6.00%, 7/27/95                            7,965,333
             McKenna Triangle National Corp.
    16,000   5.90%, 7/27/95                           15,931,822
    13,000   5.98%, 7/27/95                           12,943,854
    11,000   5.97%, 8/1/95                            10,943,451
    29,724   5.96%, 8/3/95                            29,561,608
    13,000   5.90%, 9/15/95                           12,838,078
             Merrill Lynch & Co., Inc.
    14,000   5.97%, 8/3/95                            13,923,385
             Monsanto Co.
     6,000   6.25%, 8/18/95                            5,950,000
     5,000   5.97%, 10/30/95                           4,899,671
             Morgan (J.P.) & Co., Inc.
    10,000   6.07%, 7/31/95                            9,949,417
             Morgan Stanley Group, Inc.
    50,000   6.12%, 7/6/95                            49,957,500
    23,000   5.85%, 10/2/95                           22,652,413
             Norwest Financial, Inc.
    24,000   6.00%, 7/5/95                            23,984,000
             NYNEX Corp.
    15,000   5.97%, 9/28/95                           14,778,613
             Pennsylvania Power & Light Energy
    15,000   5.95%, 7/17/95                           14,960,333
    11,149   6.02%, 7/20/95                           11,113,577
             PNC Funding Corp.
    41,000   5.96%, 8/18/95                           40,674,187
             Preferred Receivables Funding
               Corp.
    14,100   6.02%, 7/11/95                           14,076,422
     6,000   5.92%, 8/30/95                            5,940,800
     4,000   5.85%, 9/20/95                            3,947,350
             Sears Roebuck Acceptance Corp.
    23,000   5.98%, 7/10/95                           22,965,615
    21,000   5.98%, 7/11/95                           20,965,117
             Sherwood Medical Co.
    19,000   5.98%, 7/27/95                           18,917,941
             WCP Funding Inc.
    19,000   5.95%, 8/15/95                           18,858,688
             Whirlpool Corp.
   $26,000   5.97%, 7/10/95                       $   25,961,195
             Whirlpool Financial Corp.
    42,000   6.05%, 7/21/95                           41,858,833
             Xerox Corp.
    26,000   5.82%, 9/14/95                           25,684,750
                                                  --------------
             Total Commercial Paper - Domestic
               (amortized cost $2,820,978,425)     2,820,978,425
------------------------------------------------------------
Commercial Paper - Foreign--6.9%
             American Honda Finance Corp.
     8,000   6.05%, 7/31/95                            7,959,667
     6,000   5.95%, 8/23/95                            5,947,442
    12,000   6.00%, 8/23/95                           11,894,000
    20,000   5.88%, 9/5/95                            19,784,400
             BHF Finance, Inc.
    50,000   5.80%, 9/25/95                           49,307,222
             Bradford & Bingley Building
               Society
    25,000   5.90%, 9/13/95                           24,696,806
    22,000   5.81%, 9/26/95                           21,691,102
             Bridgestone/Firestone, Inc.
    15,000   6.00%, 7/12/95                           14,972,500
             Cheltenham & Gloucester Bldg.
               Society
     6,000   6.02%, 7/20/95                            5,980,937
    25,000   6.02%, 7/21/95                           24,916,389
             Commerzbank U. S. Finance Inc.
     4,700   5.92%, 8/28/95                            4,655,172
             Fundex Corp.
     6,233   6.00%, 7/10/95                            6,223,651
             Halifax Building Society
    20,000   5.81%, 9/11/95                           19,767,600
             Hanson Finance (U.K.) Plc.
    26,500   6.07%, 7/6/95                            26,477,659
     6,584   5.90%, 8/30/95                            6,519,257
    14,000   5.88%, 9/11/95                           13,835,360
     5,000   5.83%, 9/19/95                            4,935,222
    22,000   5.90%, 9/21/95                           21,704,344
    14,000   5.83%, 9/22/95                           13,811,821

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

Portfolio of Investments as
  of June 30, 1995 (Unaudited)                     PRUDENTIAL MONEYMART ASSETS
------------------------------------------------------------

Principal
Amount
(000)        Description                 Value (Note 1)
------------------------------------------------------------
Commercial Paper - Foreign (cont'd.)
             Leeds Permanent Building Society
    $7,000   6.07%, 7/7/95                        $    6,992,918
             Maguire/Thomas Partners
    30,000   6.00%, 7/17/95                           29,920,000
             National Australia Funding
               Delaware, Inc.
    26,000   6.35%, 8/4/95                            25,844,072
             Paribas Finance, Inc.
    37,000   5.94%, 7/26/95                           36,847,375
    22,000   6.00%, 8/1/95                            21,886,333
    23,000   5.84%, 9/28/95                           22,667,931
             Province of Quebec
    25,000   5.83%, 9/26/95                           24,647,771
                                                  --------------
             Total Commercial Paper - Foreign
               (amortized cost $473,886,951)         473,886,951
------------------------------------------------------------
Corporate Bonds--1.1%
             Associates Corp. of North America
     7,000   8.80%, 3/1/96                             7,104,636
             AT & T Capital Corp.
     5,000   6.27%, 7/5/96                             5,011,903
             Atlantic Richfield Co.
    14,000   10.375%, 7/15/95                         14,019,713
             CIT Group Holdings, Inc.
     5,000   4.75%, 3/15/96                            4,960,315
             General Motors Acceptance Corp.
     4,640   6.75%, 5/17/96                            4,660,958
     4,275   8.80%, 7/8/96                             4,392,990
             Northern Trust Co.
    34,000   6.60%, 11/17/95                          34,040,267
                                                  --------------
             Total Corporate Bonds
               (amortized cost $74,190,782)           74,190,782
------------------------------------------------------------
U.S. Government & Agency Obligations--2.1%
             Federal Farm Credit Bank
    47,000   5.60%, 7/1/96                            46,951,471
             Federal Home Loan Bank
    48,000   6.05%, 6/13/96                           48,026,799
             Federal National Mortgage
               Association
   $49,000   5.71%, 6/10/96                       $   48,866,803
                                                  --------------
             Total U.S. Government & Agency
               Obligations
               (amortized cost $143,845,073)         143,845,073
------------------------------------------------------------
Loan Participations--0.2%
             Morgan Stanley Group, Inc.
    13,627   6.08%, 7/7/95
               (amortized cost $13,627,000)           13,627,000
------------------------------------------------------------
Medium-Term Obligations--1.1%
             Bayerische Hypo Und Wechsel Bank
    29,000   6.376%, 4/24/96                          28,982,999
             Ford Motor Credit Corp.
     5,000   5.15%, 3/18/96                            4,954,045
     6,000   5.00%, 3/25/96                            5,937,418
             Westdeutsche Landesbank
               Girozentrale
    33,300   6.85%, 3/1/96                            33,334,492
                                                  --------------
             Total Medium -Term Obligations
               (amortized cost $73,208,954)           73,208,954
------------------------------------------------------------
Repurchase Agreements--0.7%
             Smith Barney Shearson, Inc.,
    16,000     5.98%, dated 6/5/95, due 7/5/95
               in the amount of $16,079,733
               (cost $16,000,000; the value of
               the collateral including accrued
               interest is $16,320,000)               16,000,000
    31,000   6.00%, dated 6/9/95, due 7/10/95
               in the amount of $31,160,167
               (cost $31,000,000; the value of
               the collateral including accrued
               interest is $31,620,001)               31,000,000
                                                  --------------
             Total Repurchase Agreements
               (amortized cost $47,000,000)           47,000,000
------------------------------------------------------------
Time Deposits--Eurodollar--7.6%
             Dai-Ichi Kangyo Bank, Ltd.
   250,000   6.375%, 7/5/95                          250,000,000

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

Portfolio of Investments as
  of June 30, 1995 (Unaudited)                  PRUDENTIAL MONEYMART ASSETS
------------------------------------------------------------

Principal
Amount
(000)        Description                     Value (Note 1)
------------------------------------------------------------
Time Deposits--Eurodollar (cont'd.)
             Mitsubishi Bank
   $54,418   6.375%, 7/3/95                       $   54,418,000
    75,000   6.1875%, 7/7/95                          75,000,000
             Mitsubishi Bank Ltd.
    89,000   6.125%, 7/12/95                          89,000,000
    50,000   6.0625%, 7/14/95                         50,000,000
                                                  --------------
             Total Time Deposits--Eurodollar
               (amortized cost $518,418,000)         518,418,000
------------------------------------------------------------
Variable Rate InstrumentsD--17.9%
             American Express Centurion Bank
    29,000   6.0625%, 7/5/95                          28,999,729
     5,000   6.0625%, 7/17/95                          4,999,370
    51,000   6.0625%, 7/19/95                         50,999,167
    13,000   6.0625%, 7/28/95                         12,999,683
             Beneficial Corp.
    73,000   6.04045%, 7/19/95                        72,997,534
             General Electric Capital Corp.
    95,000   6.03125%, 7/26/95                        95,000,000
             General Motors Acceptance Corp.
    21,000   6.235%, 7/5/95                           21,000,423
             Goldman, Sachs & Co.
   345,000   6.1875%, 11/27/95                       345,000,000
             Lehman Brothers Holdings, Inc.
   162,000   6.2625%, 7/21/95                        162,000,000
             Merrill Lynch & Co., Inc.
    83,000   6.0725%, 7/5/95                          82,995,874
    65,000   6.0725%, 7/24/95                         64,997,117
             Money Market Auto Loan Trust
   122,700   6.235%, 7/17/95                         122,700,000
             Morgan Stanley Group, Inc.
    55,000   6.375%, 7/17/95                          55,000,000
    10,000   6.34879%, 7/19/95                        10,000,000
    95,000   6.25%, 8/15/95                           95,000,000
                                                  --------------
             Total Variable Rate Instruments
               (amortized cost $1,224,688,897)     1,224,688,897
Total Investments--101.6%
             (amortized cost $6,947,210,311*)     $6,947,210,311
             Liabilities in excess of other
               assets--(1.6%)                       (108,357,706)
                                                  --------------
             Net Assets--100%                     $6,838,852,605
                                                  --------------
                                                  --------------

---------------
   * The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.
   D For the purposes of amortized cost valuation, the maturity date of these instruments is considered to be the earliest of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
The industry classification of portfolio holdings and net liabilities shown as a percentage of net assets as of June 30, 1995 was as follows:

Commercial Banks....................................    37.2%
Personal Credit Institutions........................    17.0
Security Brokers & Dealers..........................    14.3
Business Credit (Finance)...........................    11.2
Pharmaceuticals.....................................     4.5
Asset Backed Securities.............................     4.2
Bank Holding Companies-Domestic.....................     2.4
U.S. Government & Agency Obligations................     2.1
Mortgage Banks......................................     1.4
Finance Lessors.....................................     1.4
Cigarettes..........................................     1.3
Telephone & Communications..........................     1.0
Household Appliances................................     1.0
Financial Services..................................     0.8
Electrical Services.................................     0.4
Foreign Government..................................     0.4
Beverages...........................................     0.3
Petroleum Refining..................................     0.2
Chemical & Allied Products..........................     0.2
Misc. Electrical Equip..............................     0.2
Automotive Rent & Lease.............................     0.1
                                                      ------
                                                       101.6
Liabilities in excess of other assets...............    (1.6)
                                                      ------
                                                       100.0%
                                                      ------
                                                      ------

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

Statement of Assets and Liabilities (Unaudited)      PRUDENTIAL MONEYMART ASSETS
--------------------------------------------------------------------------------

Assets                                                                                                           June 30, 1995
Investments, at value.......................................................................................      $6,947,210,311
Cash........................................................................................................             127,242
Receivable for Fund shares sold.............................................................................          89,049,273
Interest receivable.........................................................................................          23,551,763
Deferred expenses and other assets..........................................................................             263,949
                                                                                                                  --------------
   Total assets.............................................................................................       7,060,202,538
                                                                                                                  --------------
Liabilities
Payable for Fund shares reacquired..........................................................................         118,130,325
Payable for investments purchased...........................................................................          93,489,130
Dividends payable...........................................................................................           5,613,697
Accrued expenses............................................................................................           2,064,966
Management fee payable......................................................................................           1,683,089
Distribution fee payable....................................................................................             368,726
                                                                                                                  --------------
   Total liabilities........................................................................................         221,349,933
                                                                                                                  --------------
Net Assets..................................................................................................      $6,838,852,605
                                                                                                                  --------------
                                                                                                                  --------------
Net assets were comprised of:
   Common stock, at par ($.10 par value; 15,000,000,000 shares authorized for issuance).....................      $  683,885,261
   Paid-in capital in excess of par.........................................................................       6,154,967,344
                                                                                                                  --------------
Net assets at June 30, 1995.................................................................................      $6,838,852,605
                                                                                                                  --------------
                                                                                                                  --------------
Net asset value, offering price and redemption price per share
   ($6,838,852,605 / 6,838,852,605 shares of common stock issued and outstanding.)..........................               $1.00
                                                                                                                           =====

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

PRUDENTIAL MONEYMART ASSETS
Statement of Operations
   (Unaudited)
------------------------------------------------------------

                                                  Six Months
                                                    Ended
                                                   June 30,
Net Investment Income                                1995
                                                 ------------
Income
   Interest...................................   $202,005,567
                                                 ------------
Expenses
   Management fee.............................      9,970,947
   Distribution fee...........................      4,098,511
   Transfer agent's fees and expenses.........      7,930,000
   Reports to shareholders....................        477,000
   Custodian's fees and expenses..............        218,000
   Registration fees..........................        116,000
   Insurance expense..........................         79,500
   Directors' fees............................         36,000
   Audit fee..................................         18,000
   Legal fees.................................         15,000
   Miscellaneous..............................         42,025
                                                 ------------
      Total expenses..........................     23,000,983
                                                 ------------
Net investment income.........................    179,004,584
Net Realized Gain on Investments
Net realized gain on investment
   transactions...............................        506,682
                                                 ------------
Net Increase in Net Assets
Resulting from Operations.....................   $179,511,266
                                                 ------------
                                                 ------------

PRUDENTIAL MONEYMART ASSETS
Statement of Changes in
Net Assets (Unaudited)
------------------------------------------------------------

                                Six Months
Increase (Decrease)               Ended             Year Ended
in Net Assets                 June 30, 1995      December 31, 1994
                             ----------------    ----------------
Operations
   Net investment income...  $    179,004,584    $    258,277,123
   Net realized gain on
      investment
      transactions.........           506,682             147,440
                             ----------------    ----------------
   Net increase in net
      assets resulting from
      operations...........       179,511,266         258,424,563
                             ----------------    ----------------
Dividends and distributions
   to shareholders.........      (179,511,266)       (258,424,563)
                             ----------------    ----------------
Fund share transactions
   (at $1 per share)
   Proceeds from shares
      subscribed...........    14,469,631,511      26,869,523,481
   Net asset value of
      shares issued to
      shareholders in
      reinvestment of
      dividends and
      distributions........       167,751,620         245,955,917
   Cost of shares
      reacquired...........   (14,343,410,569)    (27,889,232,548)
                             ----------------    ----------------
   Net increase (decrease)
      in net assets from
      Fund share
      transactions.........       293,972,562        (773,753,150)
                             ----------------    ----------------
Total increase
   (decrease)..............       293,972,562        (773,753,150)
Net Assets
Beginning of period........     6,544,880,043       7,318,633,193
                             ----------------    ----------------
End of period..............  $  6,838,852,605    $  6,544,880,043
                             ----------------    ----------------
                             ----------------    ----------------

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

Notes to Financial Statements (Unaudited)            PRUDENTIAL MONEYMART ASSETS
--------------------------------------------------------------------------------
Prudential-Bache MoneyMart Assets Inc., doing business as Prudential MoneyMart Assets (the ``Fund''), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund invests primarily in a portfolio of money market instruments maturing in thirteen months or less whose ratings are within the two highest rating categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Securities Valuations: Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.
Securities Transactions and Investment Income: Security transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis. The cost of portfolio securities for federal income tax purposes is substantially the same as for financial reporting purposes.
Federal Income Taxes: It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. Therefore, no federal income tax provision is required.
Dividends and Distributions: All of the Fund's net investment income and net realized gains or losses, if any, are declared as dividends daily to the shareholders of record at the time of such declaration. Net investment income of the Fund consists of interest accrued and discount earned less estimated expenses applicable to the dividend period. Payment of dividends is made monthly.
------------------------------------------------------------
Note 2. Management and Distribution Agreements
The Fund has a management agreement with Prudential Mutual Fund Management, Inc. (``PMF''). Pursuant to this agreement, PMF has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PMF has entered into a subadvisory agreement with The Prudential Investment Corporation (``PIC''); PIC furnishes investment advisory services in connection with the management of the Fund. PMF pays for the cost of the subadviser's services, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.
The management fee paid PMF is computed daily and payable monthly, at an annual rate of .50 of 1% of the Fund's average monthly net assets up to $50 million and
 .30 of 1% of the Fund's average monthly net assets in excess of $50 million. The Fund has a distribution agreement with Prudential Mutual Fund Distributors, Inc. (``PMFD''). To reimburse PMFD for its expenses incurred pursuant to a plan of distribution, the Fund pays PMFD a reimbursement, accrued daily and payable monthly at an annual rate of .125 of 1% of the Fund's average daily net assets. PMFD pays various broker-dealers, including Prudential Securities Incorporated (``PSI'') and Pruco Securities Corporation, affiliated broker-dealers, for account servicing fees and other expenses incurred by such broker-dealers.
PMFD is a wholly-owned subsidiary of PMF; PSI, PMF and PIC are indirect, wholly-owned subsidiaries of The Prudential Insurance Company of America.
------------------------------------------------------------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services, Inc. (``PMFS''), a wholly-owned subsidiary of PMF, serves as the Fund's transfer agent. During the six months ended June 30, 1995, the Fund incurred fees of approximately $7,736,500 for the services of PMFS. As of June 30, 1995, approximately $1,301,200 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates.
--------------------------------------------------------------------------------
-----

These financial statements are unaudited and reflect all adjustments (consisting only of normal recurring adjustments) which are, in the opinion of management, necessary for a fair presentation of the results for the interim period presented.

Financial Highlights (Unaudited)                     PRUDENTIAL MONEYMART ASSETS
--------------------------------------------------------------------------------

                                                         Six Months
                                                           Ended                         Year Ended December 31,
                                                          June 30,       -------------------------------------------------------
                                                            1995            1994           1993           1992           1991
                                                        ------------     ----------     ----------     ----------     ----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period................     $    1.000      $    1.000     $    1.000     $    1.000     $    1.000
Net investment income and net realized gains........           .027            .037           .027           .035           .058
Dividends and distributions to shareholders.........          (.027)          (.037)         (.027)         (.035)         (.058)
                                                        ------------     ----------     ----------     ----------     ----------
Net asset value, end of period......................     $    1.000      $    1.000     $    1.000     $    1.000     $    1.000
                                                        ------------     ----------     ----------     ----------     ----------
                                                        ------------     ----------     ----------     ----------     ----------
TOTAL RETURN(b).....................................           2.75%           3.72%          2.70%          3.59%          5.95%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).....................     $6,838,853      $6,544,880     $7,318,633     $6,703,281     $7,138,159
Average net assets (000)............................     $6,611,965      $7,071,381     $7,742,989     $7,116,739     $7,763,251
Ratios to average net assets:
  Expenses, including distribution fee..............            .70%(a)         .71%           .71%           .66%           .68%
  Expenses, excluding distribution fee..............            .58%(a)         .58%           .58%           .54%           .56%
  Net investment income.............................           5.46%(a)        3.65%          2.63%          3.43%          5.72%
                                                         1990
                                                      ----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period................  $    1.000
Net investment income and net realized gains........        .077
Dividends and distributions to shareholders.........       (.077)
                                                      ----------
Net asset value, end of period......................  $    1.000
                                                      ----------
                                                      ----------
TOTAL RETURN(b).....................................        8.00%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).....................  $7,411,932
Average net assets (000)............................  $8,262,329
Ratios to average net assets:
  Expenses, including distribution fee..............         .73%
  Expenses, excluding distribution fee..............         .60%
  Net investment income.............................        7.62%

---------------
 (a) Annualized.
 (b) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods for less than a full year are not annualized.

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

Prudential MoneyMart Assets

--------------------------------------------------------------------------------
Prospectus dated February 28, 1995
--------------------------------------------------------------------------------

Prudential-Bache MoneyMart Assets Inc., doing business as Prudential MoneyMart Assets (the Fund), is an open-end, diversified, management investment company, or mutual fund. Its investment objective is maximum current income consistent with stability of capital and the maintenance of liquidity. The Fund seeks to achieve this objective by investing primarily in a portfolio of money market instruments maturing in thirteen months or less. There can be no assurance that the Fund's investment objective will be achieved. See "How the Fund Invests--Investment Objective and Policies."

The Fund's address is One Seaport Plaza, New York, New York 10292, and its telephone number is (800) 225-1852.

An investment in the Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share. See "How the Fund Values Its Shares."

This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing. Additional information about the Fund has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated February 28, 1995, which information is incorporated herein by reference (is legally considered a part of this Prospectus) and is available without charge upon request to the Fund at the address or telephone number noted above.

--------------------------------------------------------------------------------
Investors are advised to read this Prospectus and retain it for future reference.
--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                FUND HIGHLIGHTS

     The following summary is intended to highlight certain information contained in this Prospectus and is qualified in its entirety by the more detailed information appearing elsewhere herein.

What is Prudential MoneyMart Assets?

     Prudential MoneyMart Assets is a mutual fund. A mutual fund pools the resources of investors by selling its shares to the public and investing the proceeds of such sale in a portfolio of securities designed to achieve its investment objective. Technically, the Fund is an open-end, diversified management investment company.

What is the Fund's Investment Objective?

     The Fund's investment objective is maximum current income consistent with stability of capital and the maintenance of liquidity. The Fund invests primarily in a portfolio of money market instruments maturing in thirteen months or less. There can be no assurance that the Fund's investment objective will be achieved. See "How the Fund Invests--Investment Objective and Policies" at page 6.

Risk Factors and Special Characteristics

     It is anticipated that the net asset value (NAV) of the Fund will remain constant at $1.00 per share, although this cannot be assured. In order to maintain such constant net asset value, the Fund will value its portfolio securities at amortized cost. While this method provides certainty in valuation, it may result in periods during which the value of a security in the Fund's portfolio, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold such security. See "How the Fund Values its Shares" at page 12.

Who Manages the Fund?

     Prudential Mutual Fund Management, Inc. (PMF or the Manager) is the Manager of the Fund and is compensated for its services at an annual rate of .50 of 1% of the Fund's average daily net assets up to $50 million and .30 of 1% of the Fund's average daily net assets in excess of $50 million. As of January 31, 1995, PMF served as manager or administrator to 69 investment companies, including 39 mutual funds, with aggregate assets of approximately $45 billion. The Prudential Investment Corporation (PIC or the Subadviser) furnishes investment advisory services in connection with the management of the Fund under a Subadvisory Agreement with PMF. See "How the Fund is Managed--Manager" at page 9.

Who Distributes the Fund's Shares?

     Prudential Mutual Fund Distributors, Inc. (PMFD) acts as the Distributor of the Fund's shares. The Fund reimburses PMFD for expenses related to the distribution of the Fund's shares at an annual rate of up to .125 of 1% of the average daily net assets of the Fund. See "How the Fund is Managed--Distributor" at page 10.

What Is the Minimum Investment?

     The minimum initial investment is $1,000. The minimum subsequent investment is $100. Prudential Securities reserves the right to impose a higher minimum subsequent amount from time to time as it may deem appropriate. There is no minimum investment requirement for certain retirement and employee savings plans or custodial accounts for the benefit of minors. For purchases made through the Automatic Savings Accumulation Plan, the minimum initial and subsequent investment is $50. See "Shareholder Guide--How to Buy Shares of the Fund" at page 14 and "Shareholder Guide--Shareholder Services" at page 20.

How Do I Purchase Shares?

     You may purchase shares of the Fund through Prudential Securities Incorporated (Prudential Securities or PSI), Pruco Securities Corporation (Prusec) or directly from the Fund through its transfer agent, Prudential Mutual Fund Services, Inc. (PMFS or the Transfer Agent), at the NAV next determined after receipt of your purchase order by the Transfer Agent or Prudential Securities. See "How the Fund Values its Shares" at page 12 and "Shareholder Guide--How to Buy Shares of the Fund" at page 14.

How Do I Sell My Shares?

     You may redeem shares of the Fund at any time at the NAV next determined after Prudential Securities or the Transfer Agent receives your sell order. See "Shareholder Guide--How to Sell Your Shares" at page 17.

How Are Dividends and Distributions Paid?

     The Fund expects to declare daily and pay monthly dividends of net investment income. Dividends will be automatically reinvested in additional shares of the Fund at NAV unless you request that they be paid to you in cash. See "Taxes, Dividends and Distributions" at page 12.

                                 FUND EXPENSES


Shareholder Transaction Expenses
     Maximum Sales Load Imposed on Purchases ..........................   None
     Maximum Sales Load Imposed on Reinvested Dividends ...............   None
     Deferred Sales Load ..............................................   None
     Redemption Fees ..................................................   None
     Exchange Fee .....................................................   None

Annual Fund Operating Expenses
     (as a percentage of average net assets)
     Management Fees ..................................................   .301%
     12b-1 Fees .......................................................   .125%
     Other Expenses ...................................................   .281%
     Total Fund Operating Expenses ....................................   .707%

                                                                         1        3        5       10
Example                                                                year     years    years    years
-------                                                                ----     -----    -----    -----
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of
each time period:                                                       $7       $23      $39      $88

The above example is based on data for the Fund's fiscal year ended December 31, 1994. The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

The purpose of the table is to assist an investor in understanding the various costs and expenses that an investor in the Fund will bear, whether directly or indirectly. For more complete descriptions of the various costs and expenses, see "How the Fund is Managed." "Other Expenses" includes operating expenses of the Fund, such as directors' and professional fees, registration fees, reports to shareholders and transfer agency and custodian fees.

                              FINANCIAL HIGHLIGHTS
   (for a share of capital stock outstanding throughout each year indicated)

     The following information, with respect to the five-year period ended December 31, 1994, has been audited by Deloitte & Touche LLP, independent accountants, whose report thereon was unqualified. This information should be read in conjunction with the financial statements and notes thereto, which appear in the Statement of Additional Information. The following financial highlights contain selected data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the years indicated. This information is based on data contained in the financial statements.


                                                                      Year ended December 31,
                                    -----------------------------------------------------------------------------------------------
                                    1994      1993      1992      1991      1990      1989      1988      1987      1986     1985
                                   ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
PER SHARE OPERATING
  PERFORMANCE:
Net asset value, beginning
  of year .....................    $1.000    $1.000    $1.000    $1.000    $1.000    $1.000    $1.000    $1.000    $1.000    $1.000
Net investment income and net
  realized gains ..............      .037      .027      .035      .058      .077      .086      .069      .061      .063      .076
Dividends and distributions ...     (.037)    (.027)    (.035)    (.058)    (.077)    (.086)    (.069)    (.061)    (.063)    (.076)
                                   ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
Net asset value, end of year ..    $1.000    $1.000    $1.000    $1.000    $1.000    $1.000    $1.000    $1.000    $1.000    $1.000
                                   ======    ======    ======    ======    ======    ======    ======    ======    ======    ======

Total Return+:.................      3.72%     2.70%     3.59%     5.95%     8.00%     8.96%     7.11%     6.33%     6.48%     7.92%
                                     ====      ====      ====      ====      ====      ====      ====      ====      ====      ====

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000) .$6,544,880 7,318,633 6,703,281 7,138,159 7,411,932 8,168,972 5,240,662 4,620,542 3,875,978 3,306,841
Average net assets (000) ......$7,071,381 7,742,989 7,116,739 7,763,251 8,262,329 6,947,060 5,139,264 4,412,175 3,846,982 3,368,056

Ratios to average net assets:
Expenses, including
  distribution fee ............      .71%       .71%      .66%      .68%      .73%      .69%      .71%      .69%      .64%      .62%
Expenses, excluding
  distribution fee ............      .58%       .58%      .54%      .56%      .60%      .57%      .58%      .57%      .52%      .49%
Net investment income .........     3.65%      2.63%     3.43%     5.72%     7.62%     8.57%     6.98%     6.06%     6.22%     7.76%

--------------------

+ Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.


                                       5

                              CALCULATION OF YIELD

     The Fund calculates its "current yield" based on the net change, exclusive of realized and unrealized gains or losses, in the value of a hypothetical account over a seven calendar day base period. The Fund also calculates its "effective annual yield" assuming weekly compounding. The following is an example of the current and effective annual yield calculations as of December 31, 1994:

  Value of hypothetical account at end of period............... $1.001013253
  Value of hypothetical account at beginning of period.........  1.000000000
                                                                 -----------
  Base period return........................................... $ .001013253
                                                                ============
  Current yield ($.001013253 X (365/7))........................         5.28%
  Effective annual yield, assuming weekly compounding..........         5.43%


     The yield will fluctuate from time to time and does not indicate future performance.

     The weighted average life to maturity of the Fund's portfolio on December 31, 1994 was 31 days.

     Yield is computed in accordance with a standardized formula described in the Statement of Additional Information. In addition, comparative performance information may be used from time to time in advertising or marketing the Fund's shares, including data from Lipper Analytical Services, Inc., Morningstar Publications, Inc., IBC/Donoghue's Money Fund Report, The Bank Rate Monitor, other industry publications, business periodicals and market indices.

                              HOW THE FUND INVESTS

INVESTMENT OBJECTIVE AND POLICIES

     The investment objective of the Fund is maximum current income consistent with stability of capital and the maintenance of liquidity. The Fund invests primarily in a portfolio of money market instruments maturing in thirteen months or less. There can be no assurance that this objective will be achieved.

     The Fund's investment objective is a fundamental policy and, therefore, may not be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the Investment Company Act). Policies that are not fundamental may be modified by the Fund's Board of Directors.

     The types of instruments utilized in seeking to accomplish this objective include:

     1. U.S. Treasury bills and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.


     2. Obligations (including certificates of deposit and bankers' acceptances) of (a) banks organized under the laws of the United States or any state thereof (including foreign branches of such banks) or (b) U.S. branches of foreign banks or (c) foreign banks and foreign branches thereof; provided that such banks have, at the time of acquisition by the Fund of such obligations, total assets of not less than $1 billion or its equivalent. The term "certificates of deposit" includes both Eurodollar certificates of deposit, for which there is generally a market, and Eurodollar time deposits, for which there is generally not a market. "Eurodollars" are U.S. dollars deposited in banks outside the United States; the Fund invests in Eurodollar instruments of foreign and domestic banks.

     3. Commercial paper, variable amount demand master notes, bills, notes and other obligations issued by a U.S. company, a foreign company or a foreign government, its agencies or instrumentalities, maturing in thirteen months or less, denominated in U.S. dollars, and, at the date of investment, rated at least AA or A-2 by Standard & Poor's Ratings Group (S&P), Aa or Prime-2 by Moody's Investors Service (Moody's) or AA or Duff 2 by Duff & Phelps Credit Rating Co. (Duff and Phelps) or, if not rated, issued by an entity having an outstanding unsecured debt issue rated at least AA or A-2 by S&P, Aa or Prime-2 by Moody's or AA or Duff 2 by Duff and Phelps. If such obligations are guaranteed or supported by a letter of credit issued by a bank, such bank (including a foreign bank) must meet the requirements set forth in the preceding paragraph. If such obligations are guaranteed or insured by an insurance company or other non-bank entity, such insurance company or other non-bank entity must represent a credit of high quality, as determined by the Fund's investment adviser under the supervision of the Fund's Board of Directors.

     In selecting commercial paper and other corporate obligations for investment by the Fund, the investment adviser considers ratings assigned by major rating services, information concerning the financial history and condition of the issuer and its revenue and expense prospects. The Board of Directors monitors the credit quality of securities purchased for the Fund's portfolio. If commercial paper or another corporate obligation held by the Fund is assigned a lower rating or ceases to be rated, the investment adviser under the supervision of the Board of Directors will promptly reassess whether that security presents minimal credit risks and whether the Fund should continue to hold the security in its portfolio. If a portfolio security presents greater than minimal credit risks or is in default, the Fund will dispose of the security as soon as reasonably practicable unless the Board of Directors determines that to do so is not in the best interests of the Fund and its shareholders.

     The Fund utilizes the amortized cost method of valuation in accordance with regulations issued by the Securities and Exchange Commission (SEC). See "How the Fund Values its Shares." Accordingly, the Fund will limit its portfolio investments to those instruments which present minimal credit risks and which are of "eligible quality" as determined by the Fund's investment adviser under the supervision of the Board of Directors. "Eligible quality," for this purpose, means (i) a security rated in one of the two highest rating categories by at least two major rating agencies assigning a rating to the security or issuer (or, if only one agency assigned a rating, that agency) or (ii) an unrated security deemed of comparable quality by the Fund's investment adviser under the supervision of the Board of Directors. The purchase by the Fund of a security of eligible quality that is rated by only one rating agency or is unrated must be approved or ratified by the Board of Directors.

     As long as the Fund utilizes the amortized cost method of valuation, it will also comply with certain diversification requirements and will invest no more than 5% of its total assets in "second-tier securities," with no more than 1% of its assets in any one issuer of a second-tier security. A "second-tier security," for this purpose, is a security of eligible quality that does not have the highest rating from at least two agencies assigning a rating to that security or issuer (or, if only one agency assigned a rating, that agency) or an unrated security that is deemed of comparable quality by the Fund's investment adviser. The Fund will also maintain a dollar-weighted average portfolio maturity of ninety days or less.

OTHER INVESTMENTS AND POLICIES

  Repurchase Agreements

     The Fund may on occasion enter into repurchase agreements whereby the seller of a security agrees to repurchase that security from the Fund at a mutually agreed-upon time and price. The period of maturity is usually quite short, possibly overnight or a few days, although it may extend over a number of months. The resale price is in excess of the purchase price, reflecting an agreed-upon rate of return effective for the period of time the Fund's money is invested in the security. The Fund's repurchase agreements will at all times be fully collateralized in an amount at least equal to the purchase price, including accrued interest earned on the underlying securities. The instruments held as collateral are valued daily, and if the value of the instruments declines, the Fund will require additional collateral. If the seller defaults and the value of the collateral securing the repurchase agreement declines, the Fund may incur a loss. The Fund participates in a joint repurchase account with other investment companies managed by Prudential Mutual Fund Management, Inc. pursuant to an order of the SEC.

  Liquidity Puts

     The Fund also may purchase instruments of the types described above together with the right to resell the instruments at an agreed-upon price or yield within a specified period prior to the maturity date of the instruments. Such a right to resell is commonly known as a "put," and the aggregate price that the Fund pays for instruments with a put may be higher than the price that otherwise would be paid for the instruments.

  Floating Rate and Variable Rate Securities

     The Fund may purchase "floating rate" and "variable rate" obligations. The interest rates on such obligations fluctuate generally with changes in market interest rates, and in some cases the Fund is able to demand repayment of the principal amount of such obligations at par plus accrued interest. For additional information concerning variable rate and floating rate obligations, see "Investment Objectives and Policies" in the Statement of Additional Information.

 Securities Lending

     The Fund may lend its portfolio securities to brokers or dealers, banks or other recognized institutional borrowers of securities, provided that the borrower at all times maintains cash collateral in an amount equal to at least 100% of the market value of the securities loaned. During the time portfolio securities are on loan, the borrower will pay the Fund an amount equivalent to any interest paid on such securities and the Fund may invest the cash collateral and earn additional income. As a matter of fundamental policy, the Fund cannot lend more than 10% of the value of its total assets.

 Risks of Investing in Foreign Securities

     The portfolio may contain obligations of foreign banks and foreign branches of foreign banks, U.S. branches of foreign banks and foreign branches of U.S. banks, as well as commercial paper, bills, notes and other obligations issued in the United States by foreign issuers, including foreign governments, their agencies and instrumentalities. Accordingly, an investment in the Fund involves certain additional risks. These risks include future political and economic developments in the country of the issuer, the possible imposition of withholding taxes on interest income payable on such obligations held by the Fund, the possible seizure or nationalization of foreign deposits and the possible establishment of exchange controls or other foreign governmental laws or restrictions which might affect adversely the payment of principal and interest on such obligations held by the Fund. In addition, there may be less publicly available information about a foreign issuer than about a domestic one, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers. Securities issued by foreign issuers may be subject to greater fluctuations in price than securities issued by U.S. entities. Finally, in the event of a default with respect to any such foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities.

  Illiquid Securities

     The Fund may invest up to 10% of its net assets in illiquid securities including securities with legal or contractual restrictions on resale (restricted securities), securities that are not readily marketable in securities markets either within or outside of the United States, privately placed commercial paper and repurchase agreements which have a maturity of longer than seven days. Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (the Securities Act), and privately placed commercial paper that have a readily available market are not considered illiquid for purposes of this limitation. The investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. Repurchase agreements subject to demand are deemed to have a maturity equal to the applicable notice period.

  Other Considerations

     Although the Fund provides the advantage of diversification, there is still an inherent market risk due to the nature of the investment. If interest rates decline, then yield to shareholders will also decline. If there are unusually heavy redemption requests because of changes in interest rates or for any other reason, the Fund may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. The Fund believes that its borrowing provision for abnormally heavy redemption requests would help to mitigate any adverse effects and would make the sale of its portfolio securities unlikely. When a shareholder redeems shares, it is possible that the redemption proceeds will be less than the amount invested.

INVESTMENT RESTRICTIONS

     The Fund is subject to certain investment restrictions which, like its investment objective, constitute fundamental policies. Fundamental policies cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, as defined in the Investment Company Act. See "Investment Restrictions" in the Statement of Additional Information.


                            HOW THE FUND IS MANAGED

     The Fund has a Board of Directors which, in addition to overseeing the actions of the Fund's Manager, Subadviser and Distributor, as set forth below, decides upon matters of general policy. The Fund's Manager conducts and supervises the daily business operations of the Fund. The Fund's Subadviser furnishes daily investment advisory services.

     For the year ended December 31, 1994, the Fund's total expenses as a percentage of average net assets were .71%. See "Financial Highlights."

MANAGER

     Prudential Mutual Fund Management, Inc. (PMF or the Manager), One Seaport Plaza, New York, New York 10292, is the Manager of the Fund and is compensated for its services at an annual rate of .50 of 1% of the Fund's average daily net assets up to $50 million and .30 of 1% of the Fund's average daily net assets in excess of $50 million. PMF was incorporated in May 1987 under the laws of the State of Delaware. For the fiscal year ended December 31, 1994, the Fund paid a management fee of .301% of the Fund's average net assets. See "Manager" in the Statement of Additional Information.

     As of January 31, 1995, PMF served as the manager to 39 open-end investment companies, constituting all of the Prudential Mutual Funds, and as manager or administrator to 30 closed-end investment companies with aggregate assets of approximately $45 billion.

     Under the Management Agreement with the Fund, PMF manages the investment operations of the Fund and also administers the Fund's corporate affairs. See "Manager" in the Statement of Additional Information.

     Under a Subadvisory Agreement between PMF and The Prudential Investment Corporation (PIC or the Subadviser), PIC furnishes investment advisory services in connection with the management of the Fund and is reimbursed by PMF for its reasonable costs and expenses incurred in providing such services. Under the Management Agreement, PMF continues to have responsibility for all investment advisory services and supervises PIC's performance of such services.

     PMF and PIC are wholly-owned subsidiaries of The Prudential Insurance Company of America (Prudential), a major diversified insurance and financial services company.

DISTRIBUTOR

     Prudential Mutual Fund Distributors, Inc. (PMFD or the Distributor), One Seaport Plaza, New York, New York 10292, is a corporation organized under the laws of the State of Delaware and serves as the Distributor of the Fund. PMFD is a wholly-owned subsidiary of PMF.

     Under a Distribution and Service Plan (the Plan) adopted by the Fund under Rule 12b-1 under the Investment Company Act and a distribution agreement (the Distribution Agreement), the Distributor incurs the expenses of distributing the shares of the Fund. These expenses include account servicing fees paid to, or on account of, financial advisers of Prudential Securities Incorporated (Prudential Securities or PSI) and representatives of Pruco Securities Corporation (Prusec), affiliated broker-dealers, account servicing fees paid to, or on account of, other broker-dealers or financial institutions (other than national banks) which have entered into agreements with the Distributor, advertising expenses, the cost of printing and mailing prospectuses to potential investors and indirect and overhead costs of Prudential Securities and Prusec associated with the sale of Fund shares, including lease, utility, communications and sales promotion expenses. The State of Texas requires that shares of the Fund may be sold in that state only by dealers or other financial institutions which are registered there as broker-dealers.

     Under the Plan, the Fund reimburses the Distributor for its distribution-related expenses at an annual rate of up to .125 of 1% of the Fund's average daily net assets. Account servicing fees are paid based on the average balance of Fund shares held in accounts of customers of financial advisers. The entire distribution fee may be used to pay account servicing fees.

     For the fiscal year ended December 31, 1994, the Fund paid PMFD a distribution fee equal on an annual basis to .125% of the average net assets of the Fund.

     The Plan provides that it shall continue in effect from year to year provided that each such continuance is approved annually by a majority vote of the Board of Directors, including a majority of the Directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan. The Directors are provided with and review quarterly reports of expenditures under the Plan.

     For the fiscal year ended December 31, 1994, PMFD incurred distribution expenses in the aggregate of $8,839,226, all of which was recovered through the distribution fee paid by the Fund. The Fund records all payments under the Plan as expenses in the calculation of its net investment income.

     In addition to distribution and service fees paid by the Fund under the Plan, the Manager (or one of its affiliates) may make payments out of its own resources to dealers and other persons which distribute shares of the Fund. Such payments may be calculated by reference to the net asset value of shares sold by such persons or otherwise.

     On October 21, 1993, PSI entered into an omnibus settlement with the SEC, state securities regulators (with the exception of the Texas Securities Commissioner, who joined the settlement on January 18, 1994) and the National Association of Securities Dealers, Inc. (the NASD) to resolve allegations that from 1980 through 1990 PSI sold certain limited partnership interests in violation of securities laws to persons for whom such securities were not suitable and misrepresented the safety, potential returns and liquidity of these investments. Without admitting or denying the allegations asserted against it, PSI consented to the entry of an SEC Administrative Order which stated that PSI's conduct violated the federal securities laws, directed PSI to cease and desist from violating the federal securities laws, pay civil penalties, and adopt certain remedial measures to address the violations.

     Pursuant to the terms of the SEC settlement, PSI agreed to the imposition of a $10,000,000 civil penalty, established a settlement fund in the amount of $330,000,000 and procedures to resolve legitimate claims for compensatory damages by purchasers of the partnership interests. PSI has agreed to provide additional funds, if necessary, for the purpose of the settlement fund. PSI's settlement with the state securities regulators included an agreement to pay a penalty of $500,000 per jurisdiction. PSI consented to a censure and to the payment of a $5,000,000 fine in settling the NASD action.

     In October 1994, a criminal complaint was filed with the United States Magistrate for the Southern District of New York alleging that PSI committed fraud in connection with the sale of certain limited partnership interests in violation of federal securities laws. An agreement was simultaneously filed to defer prosecution of these charges for a period of three years from the signing of the agreement, provided that PSI complies with the terms of the agreement. If, upon completion of the three year period, PSI has complied with the terms of the agreement, no prosecution will be instituted by the United States for the offenses charged in the complaint. If on the other hand, during the course of the three year period, PSI violates the terms of the agreement, the U.S. Attorney can then elect to pursue these charges. Under the terms of the agreement, PSI agreed, among other things, to pay an additional $330,000,000 into the fund established by the SEC to pay restitution to investors who purchased certain PSI limited partnership interests.

     For more detailed information concerning the foregoing matters, see "Distributor" in the Statement of Additional Information, a copy of which may be obtained at no cost by calling 1-800-225-1852.

     The Fund is not affected by PSI's financial condition and is an entirely separate legal entity from PSI, which has no beneficial ownership therein and the Fund's assets, which are held by State Street Bank and Trust Company, an independent custodian, are separate and distinct from PSI.

PORTFOLIO TRANSACTIONS

     Prudential Securities may act as a broker for the Fund, provided that the commissions, fees or other remuneration it receives are fair and reasonable. See "Portfolio Transactions" in the Statement of Additional Information.

CUSTODIAN AND TRANSFER AND DIVIDEND DISBURSING AGENT

     State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02171, serves as Custodian for the Fund's portfolio securities and cash and, in that capacity, maintains certain financial and accounting books and records pursuant to an agreement with the Fund. Its mailing address is P.O. Box 1713, Boston, Massachusetts 02105.

     Prudential Mutual Fund Services, Inc. (PMFS), Raritan Plaza One, Edison, New Jersey 08837, serves as Transfer Agent and Dividend Disbursing Agent and, in those capacities, maintains certain books and records for the Fund. PMFS is a wholly-owned subsidiary of PMF. Its mailing address is P.O. Box 15005, New Brunswick, New Jersey 08906-5005.

                         HOW THE FUND VALUES ITS SHARES

     The Fund's net asset value per share, or NAV, is determined by subtracting its liabilities from the value of its assets and dividing the remainder by the number of outstanding shares. The Board of Directors has fixed the specific time of day for the computation of the Fund's NAV to be as of 4:30 P.M., New York time, immediately after the declaration of dividends.

     The Fund will compute its NAV once daily on days that the New York Stock Exchange is open for trading except on days on which no orders to purchase, sell or redeem Fund shares have been received or days on which changes in the value of the Fund's portfolio securities do not materially affect the net asset value. The New York Stock Exchange is closed on the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     The Fund determines the value of its portfolio securities by the amortized cost method. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium regardless of impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which the value of a security in the Fund's portfolio as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold such security. During these periods, the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund which marks its portfolio securities to the market each day. For example, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of the Fund's portfolio on a given day, a prospective investor in the Fund would be able to obtain a somewhat higher yield and existing shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates. The Board of Directors has established procedures designed to stabilize, to the extent reasonably possible, the NAV of the shares of the Fund at $1.00 per share. See "Net Asset Value" in the Statement of Additional Information.

                       TAXES, DIVIDENDS AND DISTRIBUTIONS

  Taxation of the Fund

     The Fund has elected to qualify and intends to remain qualified as a regulated investment company under the Internal Revenue Code of 1986, as amended (the Internal Revenue Code). Accordingly, the Fund will not be subject to federal income taxes on its net investment income and capital gains, if any, that it distributes to shareholders.

  Taxation of Shareholders

     All dividends out of net investment income, together with distributions of short-term capital gains, will be taxable as ordinary income to the shareholders whether or not reinvested. The Fund does not expect to realize long-term capital gains or losses. In general, tax-exempt shareholders will not be required to pay taxes on amounts distributed to them.

     The Internal Revenue Code imposes a 4% nondeductible excise tax to the extent the Fund does not meet certain minimum distribution requirements by the end of each calendar year. For this purpose, dividends declared in October, November or December and paid in the following January will be treated as having been paid by the Fund and received by shareholders in such prior year. Under this rule, a shareholder may be taxed in one year on dividends or distributions actually received in January of the following year.

     Shareholders are advised to consult their own tax advisers regarding specific questions as to federal, state or local taxes. See "Taxes" in the Statement of Additional Information.

 Withholding Taxes

     Under the Internal Revenue Code, the Fund is required to withhold and remit to the U.S. Treasury 31% of dividends, capital gain income and redemption proceeds on the accounts of those shareholders who fail to furnish their tax identification numbers on IRS Form W-9 (or IRS Form W-8 in the case of certain foreign shareholders) with the required certifications regarding the shareholder's status under the federal income tax law. However, dividends of net investment income and short-term capital gains to a foreign shareholder will generally be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate).

 Dividends and Distributions

     All of the Fund's net income is declared as dividends daily to the shareholders of record at the time of such declaration. Unless otherwise requested by the shareholder, such dividends are automatically invested monthly in additional Fund shares at net asset value. Shareholders may receive cash payments from the Fund equal to the dividends earned during the month by completing the appropriate section on the application form or by notifying PMFS at least five business days prior to the payable date. Cash distributions are paid by check within five business days after the dividend payment date. In the event that all of a shareholder's shares are redeemed on a date other than the monthly dividend payment date, the proceeds of such redemption will equal the net asset value of the shares redeemed plus the amount of all dividends declared through the date of redemption. Because declared dividends remain invested by the Fund until the dividend payment date of each month in the same manner as funds invested in shares, the foregoing procedure results in income to shareholders in substantially the same amounts as if dividends were reinvested in shares on a daily basis.

     The Fund's net income for dividend purposes is determined immediately prior to the calculation of net asset value at 4:30 P.M., New York time. Thus, a shareholder begins to earn dividends on the first business day after his or her order becomes effective and continues to earn dividends through the day on which his or her shares are redeemed. Net income of the Fund consists of interest accrued and discount earned less the estimated expenses of the Fund and all realized gains and losses on the portfolio securities of the Fund. Net income earned on Saturdays, Sundays and holidays is accrued in calculating the dividend on the previous business day. Accordingly, a shareholder who redeems his or her shares effective as of 4:30 P.M., New York time, on a Friday earns a dividend which reflects the income earned by the Fund on the following Saturday and Sunday. On the other hand, an investor whose purchase order is effective as of 4:30 P.M., New York time, on a Friday does not begin earning dividends until the following business day.


                              GENERAL INFORMATION
DESCRIPTION OF SHARES


     The Fund was incorporated in Maryland on December 22, 1975. The authorized capital stock of the Fund consists of 15 billion shares of Common Stock having a par value of $.10 per share.


     The Board of Directors of the Fund is authorized to classify or to reclassify any unissued shares of the Fund. However, the Board may not reclassify shares that are issued and outstanding, and it may not create a class or series of stock which is prior to any class or series of stock outstanding with respect to rights upon liquidation, dissolution or winding up, or distribution of the assets of the Fund. Each of the Fund's outstanding shares has equal dividend, distribution, liquidation and voting rights and is redeemable at the option of the holder. Shares are also redeemable at the option of the Fund under certain circumstances as described under "Shareholder Guide--How to Sell Your Shares." There are no conversion, pre-emptive or exchange rights in connection with any shares of the Fund, nor are there cumulative voting rights. All shares are fully paid and nonassessable when issued.

     The Fund does not intend to hold annual meetings of shareholders unless otherwise required by law. The Fund will not be required to hold annual meetings of shareholders unless, for example, the election of Directors is required to be acted on by shareholders under the Investment Company Act. Shareholders have certain rights, including the right to call a meeting upon a vote of 10% of the Fund's outstanding shares for the purpose of voting on the removal of one or more Directors or to transact any other business.

ADDITIONAL INFORMATION

     This Prospectus, including the Statement of Additional Information which has been incorporated by reference herein, does not contain all the information set forth in the Registration Statement filed by the Fund with the SEC under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the office of the SEC in Washington, D.C.

                               SHAREHOLDER GUIDE

HOW TO BUY SHARES OF THE FUND

     You may purchase shares of the Fund through Prudential Securities, Prusec, or directly from the Fund through its Transfer Agent, Prudential Mutual Fund Services, Inc. (PMFS or the Transfer Agent), Attention: Investment Services, P.O. Box 15020, New Brunswick, New Jersey 08906-5020. The minimum initial investment is $1,000. The minimum subsequent investment is $100. Prudential Securities reserves the right to impose a higher minimum subsequent amount from time to time as it may deem appropriate. All minimum investment requirements are waived for certain retirement and employee savings plans and custodial accounts for the benefit of minors. For purchases made through the Automatic Savings Accumulation Plan, the minimum initial and subsequent investment is $50. See "Shareholder Services" below.

     Shares of the Fund are sold, without a sales charge, at the NAV next deter-mined after receipt and acceptance by PMFS of a purchase order and payment in proper form (i.e., a check or Federal Funds wired to State Street Bank and Trust Company (State Street), the Fund's custodian). See "How the Fund Values its Shares." When payment is received by PMFS prior to 4:30 P.M., New York time, in proper form, a share purchase order will be entered at the price determined as of 4:30 P.M., New York time, on that day, and the shares purchased will begin to earn dividends on the business day following such investment. See "Taxes, Dividends and Distributions."

     Application forms can be obtained from PMFS, Prudential Securities or Prusec. If a stock certificate is desired, it must be requested in writing for each transaction. Certificates are issued only for full shares. Shareholders who hold their shares through Prudential Securities will not receive stock certificates. Shareholders cannot utilize Expedited Redemption or Check Redemption or have a Systematic Withdrawal Plan if they have been issued certificates.

     The Fund reserves the right, in its discretion, to reject any purchase order (including an exchange into the Fund) or to suspend or modify the continuous offering of its shares. See "How to Sell Your Shares" below.

     Your dealer is responsible for forwarding payment promptly to the Fund. The Distributor reserves the right to cancel any purchase order for which payment has not been received by the fifth business day following the investment.

         Transactions in Fund shares may be subject to postage and other charges imposed by your dealer.

  Purchases through Prudential Securities.

     If you have an account with Prudential Securities (or open such an account), you may ask Prudential Securities to purchase shares of the Fund on your behalf. On the business day following confirmation that a free credit balance (i.e., immediately available funds) exists in your account, Prudential Securities, at your request, will effect a purchase order for shares of the Fund in an amount up to such balance at the NAV determined on that day. Funds held by Prudential Securities on behalf of its clients in the form of free credit balances are delivered to the Fund by Prudential Securities and begin earning dividends the second business day after receipt of the order by Prudential Securities. Accordingly, Prudential Securities will have the use of such free credit balances during this period.

     Shares of the Fund purchased by Prudential Securities on behalf of its clients will be held by Prudential Securities as record holder. Prudential Securities will therefore receive statements and dividends directly from the Fund and will in turn provide investors with Prudential Securities account statements reflecting purchases, redemptions and dividend payments. Although Prudential Securities clients who purchase shares of the Fund through Prudential Securities may not redeem shares of the Fund by check, Prudential Securities provides its clients with alternative forms of immediate access to monies invested in shares of the Fund.

     Prudential Securities clients wishing additional information concerning investment in Fund shares made through Prudential Securities should call their Prudential Securities financial adviser.

     Automatic Investment. Prudential Securities has advised the Fund that it has instituted procedures pursuant to which, upon enrollment by a Prudential Securities client, Prudential Securities will make automatic investments of free credit balances of $1,000 or more ($1.00 for IRAs) (Eligible Credit Balances) held in such client's account in shares of the Fund (Autosweep). To effect the automatic investment of Eligible Credit Balances representing the proceeds from the sale of securities, Prudential Securities will enter orders for the purchase of Fund shares at the opening of business on the day following the settlement of such securities transaction; to effect the automatic investment of Eligible Credit Balances representing non-trade related credits, Prudential Securities will enter orders for the purchase of Fund shares at the opening of business semi-monthly. All shares purchased pursuant to such procedures will be issued at the NAV of such shares determined on the date the order is entered and will receive the next dividend declared after such shares are issued.

     Self-Directed Investment. Prudential Securities clients not electing Autosweep may continue to place orders for the purchase of Fund shares through Prudential Securities, subject to minimum initial and subsequent investment requirements as described above.

     A Prudential Securities client who has not elected Autosweep (Automatic Investment) and who does not place a purchase order promptly after funds are credited to his or her Prudential Securities account will have a free credit balance with Prudential Securities and will not begin earning dividends on shares of the Fund until the second business day after receipt of the order by Prudential Securities from the client. Accordingly, Prudential Securities will have the use of such free credit balances during this period.

  Purchases through Prusec

     You may purchase shares of the Fund by placing an order with your Prusec representative accompanied by payment for the purchase price of such shares and, in the case of a new account, a completed application form. You should also submit an IRS Form W-9. The Prusec representative will then forward these items to the Transfer Agent. See "Purchase by Mail" below.

  Purchase by Wire

     For an initial purchase of shares of the Fund by wire, you must first telephone PMFS at (800) 225-1852 (toll-free) to receive an account number. The following information will be requested: your name, address, tax identification number, dividend distribution election, amount being wired and wiring bank. Instructions should then be given by you to your bank to transfer funds by wire to State Street Bank and Trust Company (State Street), Boston, Massachusetts, Custody and Shareholder Services Division, Attention: Prudential MoneyMart Assets, specifying on the wire the account number assigned by PMFS and your name.

     If you arrange for receipt by State Street of Federal Funds prior to 4:30 P.M., New York time, on a business day, you may purchase shares of the Fund as of that day and receive dividends commencing on the next business day.

     In making a subsequent purchase order by wire, you should wire State Street directly and should be sure that the wire specifies Prudential MoneyMart Assets and your name and individual account number. It is not necessary to call PMFS to make subsequent purchase orders utilizing Federal Funds. The minimum amount which may be invested by wire is $1,000.

  Purchase by Mail

     Purchase orders for which remittance is to be made by check or money order may be submitted directly by mail to Prudential Mutual Fund Services, Inc.,
Attention: Investment Services, P.O. Box 15020, New Brunswick, New Jersey 08906-5020, together with payment of the purchase price of such shares and, in the case of a new account, a completed application form. You should also submit an IRS Form W-9. If PMFS receives an order to purchase shares of the Fund and payment in proper form prior to 4:30 P.M., New York time, the purchase order will be effective on that day and you will begin earning dividends on the following business day. See "Taxes, Dividends and Distributions." Checks should be made payable to Prudential MoneyMart Assets. Certified checks are not necessary, but checks must be drawn on a bank located in the United States. There are restrictions on the redemption of shares purchased by check while the funds are being collected. See "How to Sell Your Shares" below.

  The Prudential Advantage Account Program

     Shares of the Fund are offered to participants in the Prudential Advantage Account Program (the Advantage Account Program), a financial services program available to clients of Pruco Securities Corporation. Investors participating in the Advantage Account Program may select the Fund as their primary investment vehicle. Such investors will have free credit cash balances of $1.00 or more in their Securities Account (Available Cash) (a component of the Advantage
Account Program carried through Prudential Securities) automatically invested in shares of the Fund. Specifically, an order to purchase shares of the Fund is placed (i) in the case of Available Cash resulting from the proceeds of securities sales, on the settlement date of the securities sale, and (ii) in the case of Available Cash resulting from non-trade related credits (i.e., receipt of dividends and interest payments, or a cash payment by the participant into his or her Securities Account), on the business day after receipt by Prudential Securities of the non-trade related credit.

     All shares purchased pursuant to these automatic purchase procedures will begin earning dividends on the business day after the order is placed. Prudential Securities will arrange for investment in shares of the Fund at 4:30 P.M. on the day the order is placed and cause payment to be made in Federal Funds for the shares prior to 4:30 P.M. on the next business day. Prudential Securities will have the use of free credit cash balances until delivery to the Fund.

     Redemptions will be automatically effected by Prudential Securities to satisfy debit balances in a Securities Account created by activity therein or arising under the Advantage Account Program, such as those incurred by use of the Visa(R) Account, including Visa purchases, cash advances and Visa Account checks. Each Advantage Account Program Securities Account will be automatically scanned for debits each business day as of the close of business on that day and after application of any free credit cash balances in the account to such debits, a sufficient number of shares of the Fund (if selected as the Primary
Fund) and, if necessary, shares of other Advantage Account Funds owned by the Advantage Account Program participant which have not been selected as his or her Primary Fund or shares of a participant's money market funds managed by PMF which are not primary Advantage Account funds will be redeemed as of that business day to satisfy any remaining debits in the Securities Account. Shares may not be purchased until all debits, overdrafts and other requirements in the Securities Account are satisfied.

     Advantage Account Program charges and expenses are not reflected in the table of Fund Expenses. See "Fund Expenses."

     For information on participation in the Advantage Account Program, investors should telephone (800) 235-7637 (toll-free).

HOW TO SELL YOUR SHARES

     You can redeem your shares at any time for cash at the NAV per share next determined after the redemption request is received in proper form by the Transfer Agent or Prudential Securities. See "How the Fund Values its Shares."

     Shares for which a redemption request is received by PMFS prior to 4:30 P.M., New York time, are entitled to a dividend on the day on which the request is received. By pre-authorizing Expedited Redemption, you may arrange to have payment for redeemed shares made in Federal Funds wired to your bank, normally on the next bank business day following the date of receipt of the redemption instructions. Should you redeem all of your shares, you will receive the amount of all dividends declared for the month-to-date on those shares. See "Taxes, Dividends and Distributions."

     If redemption is requested by a corporation, partnership, trust or fiduciary, written evidence of authority acceptable to the Transfer Agent must be submitted before such request will be accepted. All correspondence and documents concerning redemptions should be sent to the Fund in care of its Transfer Agent, Prudential Mutual Fund Services, Inc., Attention: Redemption Services, P.O. Box 15010, New Brunswick, New Jersey 08906-5010.

     If the proceeds of the redemption (a) exceed $50,000, (b) are to be paid to a person other than the record owner, (c) are to be sent to an address other than the address on the Transfer Agent's records or (d) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request must be guaranteed by an "eligible guarantor institution." An
"eligible guarantor institution" includes any bank, broker, dealer or credit union. The Transfer Agent reserves the right to request additional information from, and make reasonable inquiries of, any eligible guarantor institution. For clients of Prusec, a signature guarantee may be obtained from the agency or office manager of most Prudential Insurance and Financial Services or Preferred Services offices.

     Normally, the Fund makes payment on the next business day for all shares redeemed, but in any event, payment will be made within seven days after receipt by PMFS of stock certificates and/or of a redemption request in proper form. However, the Fund may suspend the right of redemption or postpone the date of payment (a) for any periods during which the New York Stock Exchange is closed (other than for customary weekend or holiday closings), (b) for any periods when trading in the markets which the Fund normally utilizes is closed or restricted or an emergency exists as determined by the SEC so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable or (c) for such other periods as the SEC may permit for protection of the Fund's shareholders.

     Payment for redemption of recently purchased shares will be delayed until the Fund or its Transfer Agent has been advised that the purchase check has been honored, up to 10 calendar days from the time of receipt of the purchase check by the Transfer Agent. Such delay may be avoided by purchasing shares by wire or by certified or official bank checks. The Fund makes no charge for redemption.

  Redemption of Shares Purchased through Prudential Securities

     Prudential Securities clients for whom Prudential Securities has purchased shares of the Fund may have these shares redeemed only by instructing their Prudential Securities financial adviser orally or in writing.

     Prudential Securities has advised the Fund that it has established procedures pursuant to which shares of the Fund held by a Prudential Securities client having a deficiency in his or her Prudential Securities account will be redeemed automatically to the extent of that deficiency to the nearest highest dollar, unless the client notifies Prudential Securities to the contrary. The amount of the redemption will be the lesser of (a) the total net asset value of Fund shares held in the client's Prudential Securities account or (b) the deficiency in the client's Prudential Securities account at the close of business on the date such deficiency is due. Accordingly, a Prudential Securities client utilizing this automatic redemption procedure and who wishes to pay for a securities transaction or satisfy any other debit balance in his or her account other than through such automatic redemption procedure must do so not later than the day of settlement for such securities transaction or the date the debit balance is incurred. Prudential Securities clients who have elected to utilize Autosweep will not be entitled to dividends declared on the date of redemption.

  Redemption of Shares Purchased through PMFS

     If you purchase shares of the Fund through PMFS, you may use Check Redemption, Expedited Redemption or Regular Redemption. Prudential Securities clients for whom Prudential Securities has purchased shares may not use such services.

     Regular Redemption. You may redeem your shares by sending a written request, accompanied by duly endorsed stock certificates, if issued, to Prudential Mutual Fund Services, Inc., Attention: Redemption Services, P.O. Box 15010, New Brunswick, New Jersey 08906-5010. In this case, all stock certificates and certain written requests for redemption must be endorsed by the shareholder with signature guaranteed, as described above. Regular redemption is made by check sent to the shareholder's address.

     Expedited Redemption. By pre-authorizing Expedited Redemption, you may arrange to have payment for redeemed shares made in Federal Funds wired to your bank, normally on the next business day following redemption. In order to use Expedited Redemption, you may so designate at the time the initial investment is made or at a later date. Once an Expedited Redemption authorization form has been completed, the signature on the authorization form guaranteed as set forth above and the form returned to Prudential Mutual Fund Services, Inc., Attention Account Maintenance, P.O. Box 15015, New Brunswick, New Jersey 08906-5015, requests for redemption may be made by telegraph, letter or telephone. To request Expedited Redemption by telephone, you should call PMFS at (800) 255-1852. Calls must be received by PMFS before 4:30 P.M., New York time, to permit redemption as of such date. Requests by letter should be addressed to Prudential Mutual Fund Services, Inc., at the address set forth above.

     A signature guarantee is not required under Expedited Redemption once the authorization form is properly completed and returned. The Expedited Redemption privilege may be used only to redeem shares in an amount of $200 or more, except that, if an account for which Expedited Redemption is requested has an NAV of less than $200, the entire account must be redeemed. The proceeds of redeemed shares in the amount of $1,000 or more are transmitted by wire to your account at a domestic commercial bank which is a member of the Federal Reserve System. Proceeds of less than $1,000 are forwarded by check to your designated bank account.

     During periods of severe market or economic conditions, Expedited Redemption may be difficult to implement and you should redeem shares by mail as described above.

     Check Redemption. At your request, State Street will establish a personal checking account for you. Checks drawn on this account can be made payable to the order of any person in any amount greater than $500. When such check is presented to State Street for payment, State Street presents the check to the Fund as authority to redeem a sufficient number of shares of the Fund in the shareholder's account to cover the amount of the check. If insufficient shares are in the account, or if the purchase was made by check within 10 calendar days, the check will be returned marked "insufficient funds." Checks in an amount less than $500 will not be honored. Shares for which certificates have been issued cannot be redeemed by check. PMFS reserves the right to impose a service charge to establish a checking account and order checks.

     Involuntary Redemption. Because of the relatively high cost of maintaining an account, the Fund reserves the right to redeem, upon 60 days' written notice, an account which is reduced by a shareholder to an NAV of $500 or less due to redemption. You may avoid such redemption by increasing the NAV of your account to an amount in excess of $500.

     Redemption in Kind. If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partially in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of securities from the portfolio of the Fund, in lieu of cash, in conformity with the applicable rules of the SEC. Securities will be readily marketable and will be valued in the same manner as in a regular redemption. See "How the Fund Values Its Shares." If your shares are redeemed in kind, you will incur brokerage costs in converting the assets into cash. The Fund, however, has elected to be governed by Rule 18f-1 under the Investment Company Act under which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net asset value of the Fund during any 90-day period for any one shareholder.

     90-Day Repurchase Privilege. If you redeem your shares and have not previously exercised the repurchase privilege, you may reinvest any portion or all of the proceeds of such redemption in shares of the Fund at the NAV next determined after the order is received, which must be within 90 days after the date of the redemption. You will receive pro rata credit for any contingent deferred sales charge paid in connection with the redemption. You must notify the Fund's Transfer Agent, either directly or through Prudential Securities or Prusec, at the time the repurchase privilege is exercised, that you are entitled to credit for any contingent deferred sales charge you previously paid. Exercise of the repurchase privilege will not affect the federal income tax treatment of any gain realized upon the redemption. If the redemption resulted in a loss, some or all of the loss, depending on the amount reinvested, will not be allowed for federal income tax purposes.

     Class B and Class C Purchase Privilege. You may direct that the proceeds of a redemption of Fund shares be invested in Class B shares or Class C shares of any Prudential Mutual Fund by calling your Prudential Securities financial adviser or the Transfer Agent at (800) 225-1852. The transaction will be effected on the basis of the relative NAV.

HOW TO EXCHANGE YOUR SHARES

     As a shareholder of the Fund, you have an exchange privilege (the Exchange Privilege) with certain other Prudential Mutual Funds, including one or more specified money market funds and funds sold with an initial sales charge, subject to the minimum investment requirements of such funds. You may exchange your shares for Class A shares of the Prudential Mutual Funds on the basis of relative NAV, plus the applicable sales charge. No additional sales charge is imposed in connection with subsequent exchanges. You may not exchange your shares for Class B shares of the Prudential Mutual Funds, except that shares acquired prior to January 22, 1990 subject to a contingent deferred sales charge can be exchanged for Class B shares. See "How to Sell Your Shares--Class B and Class C Purchase Privilege" above and "Shareholder Investment Account--Exchange Privilege" in the Statement of Additional Information. An exchange will be treated as a redemption and purchase for tax purposes. You may not exchange your shares for Class C Shares of the Prudential Mutual Funds.

     In order to exchange shares by telephone, you must authorize the telephone exchange privilege on your initial application form or by written notice to the Transfer Agent and hold shares in non-certificate form. Thereafter, you may call the Fund at (800) 225-1852 to execute a telephone exchange of shares weekdays, except holidays, between the hours of 8:00 A.M. and 6:00 P.M., New York time. For your protection and to prevent fraudulent exchanges, your telephone call will be recorded and you will be asked to provide your personal identification number. A written confirmation of the exchange transaction will be sent to you. Neither the Fund nor its agents will be liable for any loss, liability or cost which results from acting upon instructions reasonably believed to be genuine under the foregoing procedures. All exchanges will be made on the basis of the relative NAV of the two funds next determined after the request is received in good order. The Exchange Privilege is available only in states where the exchange may legally be made.

     If you hold shares through Prudential Securities, you must exchange your shares by contacting your Prudential Securities financial adviser.

     If you hold certificates, the certificates, signed in the name(s) shown on the face of the certificates, must be returned in order for the shares to be exchanged. See "How to Sell Your Shares" above.

     You may also exchange shares by mail by writing to Prudential Mutual Fund Services, Inc., Attention: Exchange Processing, P.O. Box 15010, New Brunswick, New Jersey 08906-5010.

     In periods of severe market or economic conditions, the telephone exchange of shares may be difficult to implement and you should make exchanges by mail by writing to Prudential Mutual Fund Services, Inc., at the address noted above.

     The Exchange Privilege may be modified or terminated at any time on 60 days' notice to shareholders.

SHAREHOLDER SERVICES

     In addition to the Exchange Privilege, as a shareholder in the Fund, you can take advantage of the following additional services and privileges:

     o Automatic Reinvestment of Dividends and/or Distributions. For your convenience, all dividends and distributions are automatically reinvested in full and fractional shares of the Fund at NAV. You may direct the Transfer Agent in writing not less than 5 full business days prior to the record date to have subsequent dividends and/or distributions sent in cash rather than reinvested. If you hold shares through Prudential Securities, you should contact your financial adviser.

     o Automatic Savings Accumulation Plan (ASAP). Under ASAP you may make regular purchases of Fund shares in amounts as little as $50 via an automatic charge to a bank account or Prudential Securities account (including a Command Account). For additional information about this service, you may contact your Prudential Securities financial adviser, Prusec representative or the Transfer Agent directly.

     o Tax-Deferred Retirement Plans. Various tax-deferred retirement plans, including a 401(k) plan, self-directed individual retirement accounts and "tax-sheltered accounts" under Section 403(b)(7) of the Internal Revenue Code are available through the Distributor. These plans are for use by both self-employed individuals and corporate employers. These plans permit either self-direction of accounts by participants, or a pooled account arrangement. Information regarding the establishment of these plans, the administration, custodial fees and other details is available from Prudential Securities or the Transfer Agent. If you are considering adopting such a plan, you should consult with your own legal or tax adviser with respect to the establishment and maintenance of such a plan.

     o Systematic Withdrawal Plan. A systematic withdrawal plan is available for shareholders which provides for monthly or quarterly checks. For additional information about the service, you may contact your Prudential Securities financial adviser, Prusec representative or Transfer Agent directly.

     o Multiple Accounts. Special procedures have been designed for banks and other institutions that wish to open multiple accounts. An institution may open a single master account by filing an application form with the Transfer Agent,
Attention: Customer Service, P.O. Box 15005, New Brunswick, New Jersey 08906, signed by personnel authorized to act for the institution. Individual sub-accounts may be opened at the time the master account is opened by listing them on the application form, or they may be added at a later date by written advice or by filing forms supplied by the Fund. Procedures are available to identify sub-accounts by name and number within the master account name. The investment minimums set forth above are applicable to the aggregate amounts invested by a group and not to the amount credited to each sub-account.

     o Purchase by Holders of Prudential Securities Unit Trusts. Holders of Prudential sponsored Unit Trusts may elect to have monthly distributions paid by such Unit Trusts reinvested in shares of the Fund without compliance with the investment minimums described under "How to Buy Shares of the Fund."

     o Reports to Shareholders. The Fund will send you annual and semi-annual reports. The financial statements appearing in annual reports are audited by independent accountants. In order to reduce duplicate mailing and printing expenses, the Fund will provide one annual and semi-annual shareholder report and annual prospectus per household. You may request additional copies of such reports by calling (800) 225-1852 or by writing to the Fund at One Seaport Plaza, New York, New York 10292.

     o Shareholder Inquiries. Inquiries should be addressed to the Fund at One Seaport Plaza, New York, New York 10292, or by telephone, at (800) 225-1852 (toll free) or, from outside the U.S.A., at (908) 417-7555 (collect).

     For additional information regarding the services and privileges described above, see "Shareholder Investment Account" in the Statement of Additional Information.

                 (This page has been intentionally left blank.)

                       THE PRUDENTIAL MUTUAL FUND FAMILY

     Prudential Mutual Fund Management offers a broad range of mutual funds designed to meet your individual needs. We welcome you to review the investment options available through our family of funds. For more information on the Prudential Mutual Funds, including charges and expenses, contact your Prudential Securities financial adviser or Prusec registered representative or telephone the Fund at (800) 225-1852 for a free prospectus. Read the prospectus carefully before you invest or send money.

                               Taxable Bond Funds

Prudential Adjustable Rate Securities Fund, Inc.
Prudential Diversified Bond Fund, Inc.
Prudential GNMA Fund, Inc.
Prudential Government Income Fund, Inc.
Prudential Government Securities Trust
  Intermediate Term Series
Prudential High Yield Fund, Inc.
Prudential Structured Maturity Fund, Inc.
  Income Portfolio
Prudential U.S. Government Fund
The BlackRock Government Income Trust

                             Tax-Exempt Bond Funds

Prudential California Municipal Fund
  California Series
  California Income Series
Prudential Municipal Bond Fund
  High Yield Series
  Insured Series
  Modified Term Series
Prudential Municipal Series Fund
  Arizona Series
  Florida Series
  Georgia Series

  Hawaii Income Series

  Maryland Series
  Massachusetts Series
  Michigan Series
  Minnesota Series
  New Jersey Series
  New York Series
  North Carolina Series
  Ohio Series
  Pennsylvania Series
Prudential National Municipals Fund, Inc.

                                  Global Funds

Prudential Europe Growth Fund, Inc.
Prudential Global Fund, Inc.
Prudential Global Genesis Fund, Inc.
Prudential Global Natural Resources Fund, Inc.

Prudential Intermediate Global Income Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential Short-Term Global Income Fund, Inc.
  Global Assets Portfolio
  Short-Term Global Income Portfolio
Global Utility Fund, Inc.

                                  Equity Funds

Prudential Allocation Fund
  Conservatively Managed Portfolio
  Strategy Portfolio
Prudential Equity Fund, Inc.
Prudential Equity Income Fund
Prudential Growth Opportunity Fund, Inc.
Prudential IncomeVertible(R) Fund, Inc.
Prudential Multi-Sector Fund, Inc.
Prudential Strategist Fund, Inc.
Prudential Utility Fund, Inc.
Nicholas-Applegate Fund, Inc.
  Nicholas-Applegate Growth Equity Fund

                               Money Market Funds

o Taxable Money Market Funds
Prudential Government Securities Trust
  Money Market Series
  U.S. Treasury Money Market Series
Prudential Special Money Market Fund
  Money Market Series
Prudential MoneyMart Assets
o  Tax-Free Money Market Funds
Prudential Tax-Free Money Fund
Prudential California Municipal Fund
  California Money Market Series
Prudential Municipal Series Fund
  Connecticut Money Market Series
  Massachusetts Money Market Series
  New Jersey Money Market Series
  New York Money Market Series
o Command Funds
Command Money Fund
Command Government Fund
Command Tax-Free Fund
o Institutional Money Market Funds
Prudential Institutional Liquidity Portfolio, Inc.
  Institutional Money Market Series

No dealer, sales representative or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer contained herein, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus does not constitute an offer by the Fund or by the Distributor to sell or a solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer in such jurisdiction.

--------------------------------------------------------------------------------


                               TABLE OF CONTENTS

                                                               Page
                                                               ----

FUND HIGHLIGHTS ............................................     2
  Risk Factors and Special Characteristics .................     2
FUND EXPENSES ..............................................     4
FINANCIAL HIGHLIGHTS .......................................     5
CALCULATION OF YIELD .......................................     6
HOW THE FUND INVESTS .......................................     6
  Investment Objective and Policies ........................     6
  Other Investments and Policies ...........................     7
  Investment Restrictions ..................................     9
HOW THE FUND IS MANAGED ....................................     9
  Manager ..................................................     9
  Distributor ..............................................    10
  Portfolio Transactions ...................................    11
  Custodian and Transfer and
    Dividend Disbursing Agent ..............................    11
HOW THE FUND VALUES ITS SHARES .............................    12
TAXES, DIVIDENDS AND DISTRIBUTIONS .........................    12
GENERAL INFORMATION ........................................    13
  Description of Shares ....................................    13
  Additional Information ...................................    14
SHAREHOLDER GUIDE ..........................................    14
  How to Buy Shares of the Fund ............................    14
  How to Sell Your Shares ..................................    17
  How to Exchange Your Shares ..............................    19
  Shareholder Services .....................................    20
PRUDENTIAL MUTUAL FUND FAMILY ..............................   A-1

--------------------------------------------------------------------------------
MF 108A                                                    430230J

                             CUSIP No.:74435H-10-2

                                   Prudential
                                   MoneyMart
                                     Assets

                                   ----------

                            Prudential Mutual Funds
                              Building Your Future
                               On Our Strength SM

                                   PROSPECTUS

                               February 28, 1995

                             Prudential Mutual Funds
                       Supplement dated September 5, 1995

                                SHAREHOLDER GUIDE

HOW TO BUY SHARES OF THE FUND/TRUST
Purchases through Prudential Securities

Prudential Securities has modified its procedures for automatic investment effective September 5, 1995. Accordingly, the following paragraph is restated in its entirety.

     Automatic Investment. Prudential Securities has advised the Fund that it has instituted procedures pursuant to which, upon enrollment by a Prudential Securities client, Prudential Securities will make automatic investments of free credit cash balances of $1,000 or more ($1.00 for IRAs and Benefit Plans) (Eligible Credit Balances) held in such client's account in shares of the Fund (Autosweep). Under these procedures, for accounts other than IRA and Benefit Plans, an order to purchase shares of the Fund is placed (i) in the case of Eligible Credit Balances resulting from the proceeds of a securities sale, at the opening of business on the day following the settlement of the securities sale, and (ii) in the case of Eligible Credit Balances resulting from a non-trade related credit (e.g., receipt of a dividend or interest payment, maturity of a bond or a cash payment into the securities account), at the opening of business semi-monthly. For IRAs and Benefit Plans, orders will be placed by Prudential Securities (i) on the settlement date of the securities sale, in the case of Eligible Credit Balances resulting from the proceeds of a securities sale and (ii) on the business day after receipt by Prudential Securities of the non-trade related credit, in the case of Eligible Credit Balances resulting from a non-trade related credit. Each time an order is placed under these procedures resulting from the settlement of a securities sale, any non-trade related credit in the client's account will also be automatically invested. For the purposes of Autosweep, ``Benefit Plans'' include (i) employee benefit plans as defined in Section 3(3) of the Employee Retirement Income Security Act of 1974 (ERISA) other than governmental plans as defined in Section 3(32) of ERISA and church plans as defined in Section 3(33) of ERISA, (ii) pension, profit-sharing or other employee benefit plans qualified under Section 401 of the Internal Revenue Code and (iii) deferred compensation and annuity plans under Section 457 or 403(b)(7) of the Internal Revenue Code. ``IRAs'' are Individual Retirement Accounts as defined in Section 408(a) of the Internal Revenue Code. All shares purchased pursuant to these procedures will begin earning dividends on the business day after the order is placed. Prudential Securities will have the use of Eligible Credit Balances until monies are delivered to the Fund.

     Listed below are the names of the Prudential Mutual Funds and the dates of the prospectuses to which this supplement relates.

          Name of Fund                                Prospectus Date

Prudential Government Securities Trust
  (Money Market Series)                               August 1, 1995
  (U.S. Treasury Series)                              August 1, 1995
Prudential MoneyMart Assets                           February 28, 1995

MF950C-12

                                   PRUDENTIAL
                                MONEYMART ASSETS


                      Statement of Additional Information
                            Dated February 28, 1995



     Prudential-Bache MoneyMart Assets Inc., doing business as Prudential MoneyMart Assets (the Fund), is an open-end, diversified, management investment company whose investment objective is maximum current income consistent with stability of capital and maintenance of liquidity. The Fund pursues this objective by investing primarily in a portfolio of short-term money market instruments maturing within thirteen months of the date of acquisition. There can be no assurance that the Fund's investment objective will be achieved. See "Investment Objective and Policies." The Fund's address is One Seaport Plaza, New York, New York 10292, and its telephone number is (800) 225-1852.



     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Fund's Prospectus, dated February 28, 1995, a copy of which may be obtained from the Fund upon request at the address noted above.


                               TABLE OF CONTENTS

                                                                                            Cross-
                                                                                          reference
                                                                                          to page in
                                                                              Page        Prospectus
                                                                              ----     ----------------

General Information and History.............................................  B-2             13

Investment Objective and Policies...........................................  B-2              6

Investment Restrictions.....................................................  B-3              9
Suitability for Investors...................................................  B-4             --
Calculation of Yield........................................................  B-5              6

Directors and Officers......................................................  B-5              9

Manager.....................................................................  B-8              9
Distributor.................................................................  B-9             10
Purchase and Redemption of Fund Shares......................................  B-10            14
Shareholder Investment Account..............................................  B-12            20
Dividends...................................................................  B-14            12
Net Asset Value.............................................................  B-14            12
Portfolio Transactions......................................................  B-14            11
Taxes.......................................................................  B-15            12
Custodian, Transfer and Dividend Disbursing Agent and Independent
  Accountants...............................................................  B-16            11
Financial Statements........................................................  B-17            --
Independent Auditors' Report................................................  B-25            --

Appendix A--Description of Ratings..........................................  A-1             --

--------------------------------------------------------------------------------
MF108B

                        GENERAL INFORMATION AND HISTORY

     On February 25, 1991, Prudential-Bache Securities Inc. changed its name to Prudential Securities Incorporated (Prudential Securities). Effective March 15, 1991, the Fund began doing business as "Prudential MoneyMart Assets."

                       INVESTMENT OBJECTIVE AND POLICIES

     The Fund's investment objective is maximum current income consistent with stability of capital and maintenance of liquidity. This objective is pursued by investing primarily in a portfolio of money market instruments maturing in thirteen months or less.


     Floating Rate and Variable Rate Securities. The Fund may purchase floating rate and variable rate securities. Investments in floating or variable rate securities normally will involve securities which provide that the rate of interest is set as a spread to a designated base rate, such as rates on Treasury bills, and, in some cases, that the purchaser can demand payment of the obligation at specified intervals or after a specified notice period (in each case a period of less than thirteen months) at par plus accrued interest, which amount may be more or less than the amount paid for them. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have an interest rate which changes whenever there is a change in the designated base interest rate.


     Puts. The Fund may purchase instruments of the types described in its Prospectus under "How the Fund Invests--Investment Objective and Policies" together with the right to resell the instruments at an agreed-upon price or yield within a specified period prior to the maturity date of the instruments. Such a right to resell is commonly known as a "put," and the aggregate price which the Fund pays for instruments with puts may be higher than the price which otherwise would be paid for the instruments. Consistent with the Fund's investment objective and applicable rules issued by the Securities and Exchange Commission (SEC) and subject to the supervision of the Board of Directors, the purpose of this practice is to permit the Fund to be fully invested while preserving the necessary liquidity to meet unusually large redemptions and to purchase at a later date securities other than those subject to the put. Puts may be exercised prior to the expiration date in order to fund obligations to purchase other securities or to meet redemption requests. These obligations may arise during periods in which proceeds from sales of Fund shares and from recent sales of portfolio securities are insufficient to meet such obligations or when the funds available are otherwise allocated for investment. In addition, puts may be exercised prior to the expiration date in the event the Fund's investment adviser revises its evaluation of the creditworthiness of the issuer of the underlying security. In determining whether to exercise puts prior to their expiration date and in selecting which puts to exercise in such circumstances, the Fund's investment adviser considers, among other things, the amount of cash available to the Fund, the expiration dates of the available puts, any future commitments for securities purchases, the yield, quality and maturity dates of the underlying securities, alternative investment opportunities and the desirability of retaining the underlying securities in the Fund's portfolio.

     The Fund values instruments which are subject to puts at amortized cost; no value is assigned to the put. The cost of the put, if any, is carried as an unrealized loss from the time of purchase until it is exercised or expires.

     Since the value of the put is dependent on the ability of the put writer to meet its obligation to repurchase, the Fund's policy is to enter into put transactions only with such brokers, dealers or financial institutions which present minimal credit risks. There is a credit risk associated with the purchase of puts in that the broker, dealer or financial institution might default on its obligation to repurchase an underlying security. In the event such a default should occur, the Fund is unable to predict whether all or any portion of any loss sustained could subsequently be recovered from the broker, dealer or financial institution.

     The Fund will invest no more than 5% of its total assets in securities issued by or subject to puts from the same institution. For purposes of this limitation, unconditional puts or guarantees with respect to a security will not be deemed to be issued by the institution providing the guarantee or put if the value of all securities held by the Fund and issued or guaranteed by the issuer providing the guarantee or put are limited to 10% of the Fund's total assets.

     Repurchase Agreements. The Fund participates in a joint repurchase account with other investment companies managed by Prudential Mutual Fund Management, Inc. pursuant to an order of the SEC. On a daily basis, any uninvested cash balances of the Fund may be aggregated with those of such investment companies and invested in one or more repurchase agreements. Each fund participates in the income earned or accrued in the joint account based on the percentage of its investment.


     Illiquid Securities. The Fund may not invest more than 10% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale and repurchase agreements which have a maturity of longer than seven days. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (Securities Act), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.



     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.



     Rule 144A of the Securities Act allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. The investment adviser anticipates that the market for certain restricted securities such as institutional commercial paper and foreign securities will expand further as a result of this new regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.



     Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act and commercial paper for which there is a readily available market will not be deemed to be illiquid. The investment adviser will monitor the liquidity of such restricted securities subject to the supervision of the Board of Directors. In reaching liquidity decisions, the investment adviser will consider, inter alia, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). In addition, in order for commercial paper that is issued in reliance on Section 4(2) of the Securities Act to be considered liquid, (i) it must be rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations (NRSRO), or if only one NRSRO rates the securities, by that NRSRO, or, if unrated, be of comparable quality in the view of the investment adviser; and (ii) it must not be "traded flat" (i.e., without accrued interest) or in default as to principal or interest. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.


                            INVESTMENT RESTRICTIONS

     The Fund invests primarily in money market instruments maturing in thirteen months or less. In connection with its investment objective and policies as set forth in the Prospectus, the Fund has adopted the following investment restrictions, none of which may be changed without the approval of the holders of a majority of the Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities," when used in this Statement of Additional Information, means the lesser of (i) 67% of the voting shares represented at a meeting at which more than 50% of the outstanding voting shares are present in person or represented by proxy or (ii) more than 50% of the outstanding voting shares.


     The Fund may not engage in any of the practices described in paragraphs 1-13 below:


     1. Purchase common stock or other voting securities, preferred stock, warrants or other equity securities.

     2. Purchase any securities (other than obligations of the U.S. Government, its agencies and instrumentalities) if as a result 25% or more of the value of the Fund's total assets (determined at the time of investment) would be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to money market instruments of domestic banks, U.S. branches of foreign banks that are subject to the same regulations as U.S. banks and foreign branches of domestic banks (provided that the domestic bank is unconditionally liable in the event of the failure of the foreign branch to make payment on its instruments for any reason).

     3. Purchase the securities of any one issuer, other than the U.S. Government or its agencies and instrumentalities, if more than 5% of the value of the Fund's total assets would be invested in securities of such issuer.

     4. Make cash loans except through the purchase of debt obligations and the entry into repurchase agreements permitted under "Investment Objective and Policies." The Fund may also engage in the practice of lending its securities only against fully comparable collateral. See paragraph 13 below.

     5. Borrow money, except from banks for temporary or emergency purposes and then only in amounts up to 10% of the value of the Fund's net assets. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests, if they should occur, or to permit the Fund to obtain short-term credits necessary for the settlement of transactions, and is not for investment purposes. Interest paid on borrowings is not available for investment by the Fund. Secured temporary borrowings may take the form of reverse repurchase agreements, pursuant to which the Fund would sell portfolio securities for cash and simultaneously agree to repurchase them at a specified date for the same amount of cash plus an interest component. The SEC has issued a release requiring, in effect, that the Fund maintain, in a segregated account with State Street Bank and Trust Company (State Street), liquid assets equal in value to the amount owed.

     6. Mortgage, pledge or hypothecate any assets, except in an amount up to 15% of the value of the Fund's net assets, but only to secure borrowings for temporary or emergency purposes as described in paragraph 5 above.

     7. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests.

     8. Act as an underwriter of securities.

     9. Purchase securities on margin, except for the use of short-term credit necessary for clearance of purchases or sales of portfolio securities, or make short sales of securities or maintain a short position.

     10. Purchase securities, other than obligations of the U.S. Government, its agencies or instrumentalities, of any issuer having a record, together with predecessors, of less than three years of continuous operations if, immediately after such purchase, more than 5% of the Fund's total assets would be invested in such securities.

     11. Make investments for the purpose of exercising control or management.

     12. Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization.

     13. The Fund may lend its portfolio securities if such loans are secured continuously by collateral in cash maintained on a daily basis at an amount at least equal at all times to the market value of the securities loaned. The Fund must maintain the right to call such loans and to obtain the securities loaned at any time on five days' notice. During the existence of a loan, the Fund continues to receive the equivalent of the interest paid by the issuer on the securities loaned and also has the right to receive the interest on investment of the cash collateral in short-term money market instruments. If the management of the Fund determines to make securities loans, the value of the securities loaned will not exceed 10% of the value of the Fund's total assets.

     Whenever any fundamental investment policy or investment restriction states a maximum percentage of the Fund's assets, it is intended that if the percentage limitation is met at the time the action is taken, a later change in percentage resulting from changing total or net asset values will not be considered a violation of such policy. However, in the event that the Fund's asset coverage for borrowings falls below 300%, the Fund will take prompt action to reduce its borrowings, as required by applicable law.


     In order to comply with certain state "blue sky" restrictions, the Fund will not as a matter of operating policy, (i) mortgage, pledge or hypothecate in excess of 10% of its net assets, or (ii) invest in securities of issuers which are restricted as to disposition, if more than 15% of its total assets would be invested in such securities (this restriction shall not apply to mortgage-backed securities, asset backed securities or obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities).



                           SUITABILITY FOR INVESTORS

     The Fund is designed primarily to provide a convenient means of investing short-term funds where the direct purchase of money market instruments may be impractical, uneconomical or undesirable.

     Money market instruments such as those to be purchased by the Fund are generally available only in denominations of $100,000 or more. Frequently, higher yields may be obtained by the purchase of instruments in blocks or denominations of $1,000,000, $5,000,000 or more. As compared with direct purchase, an investment in the Fund permits participation in such money market instruments while affording the advantage of diversification and a high degree of liquidity. Further, the Fund relieves the investor of most investment decisions and bookkeeping problems associated with the direct purchase of money market instruments, such as making numerous buy and sell decisions, scheduling maturities, reinvesting income, providing for safekeeping and investing in round lots.

     Although the Fund provides the advantage of diversification, there is still an inherent market risk due to the nature of the investment. If interest rates decline, then yield to shareholders will also decline. If there are unusually heavy redemption requests because of changes in interest rates or for any other reason, the Fund may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. The Fund believes that its borrowing provision for abnormally heavy redemption requests would help to mitigate any adverse effects and would make the sale of its portfolio securities unlikely. When a shareholder redeems shares, it is possible that the redemption proceeds will be less than the amount invested.

     The Fund has developed special procedures to assist banks and other institutions choosing to establish multiple accounts. Banks should consult their legal advisers regarding state and federal laws applicable to the purchase of Fund shares for fiduciary accounts.

                              CALCULATION OF YIELD

     The Fund will prepare a current quotation of yield from time to time. The yield quoted will be the simple annualized yield for an identified seven calendar day period. The yield calculation will be based on a hypothetical account having a balance of exactly one share at the beginning of the seven-day period. The base period return will be the change in the value of the hypothetical account during the seven-day period, including dividends declared on any shares purchased with dividends on the share but excluding any capital changes. The yield will vary as interest rates and other conditions affecting money market instruments change. Yield also depends on the quality, length of maturity and type of instruments in the Fund's portfolio, and its operating expenses. The Fund may also prepare an effective annual yield computed by compounding the unannualized seven-day period return as follows: by adding 1 to the unannualized seven-day period return, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

     The Fund's yield fluctuates, and an annualized yield quotation is not a representation by the Fund as to what an investment in the Fund will actually yield for any given period. Actual yields will depend upon not only changes in interest rates generally during the period in which the investment in the Fund is held, but also on any realized or unrealized gains and losses and changes in the Fund's expenses.

                             DIRECTORS AND OFFICERS

     Directors and officers of the Fund, together with information as to their principal business occupations during the last five years, are shown below.

                               Position                        Business Affiliation and
Name and Address               with Fund                         Principal Occupation
----------------------    -------------------     ---------------------------------------------------

William S. Field (65)     Director                Retired Chairman, Prudential Equity Investors,
c/o Prudential Mutual                               Inc., a subsidiary of The Prudential Insurance
Fund Management, Inc.                               Company of America (Prudential) (1984-1994);
One Seaport Plaza                                   Senior Vice President, Prudential (since 1979);
New York, New York                                  served in various capacities at Prudential (since
10292                                               1953); Director of Sunglass Hut International,
                                                    Inc. and Commodities Corp.
Delayne Dedrick Gold      Director                Marketing and Management Consultant.
(56)
c/o Prudential Mutual
Fund Management, Inc.
One Seaport Plaza
New York, New York
10292

*Harry A. Jacobs, Jr.     Director                Senior Director (since January 1986) of Prudential
(73)                                                Securities Incorporated (Prudential Securities);
One Seaport Plaza                                   formerly, Interim Chairman and Chief Executive
New York, New York                                  Officer (June 1993-October 1993) of Prudential
10292                                               Mutual Fund Management, Inc. (PMF); Chairman of
                                                    the Board and Chief Executive Officer of Bache
                                                    Group Inc. (1977-1982); formerly Chairman of the
                                                    Board of Prudential-Bache Securities Inc.
                                                    (1982-1985); Director of The First Australia
                                                    Fund, Inc., The First Australia Prime Income
                                                    Fund, Inc., The Global Government Plus Fund,
                                                    Inc., The Global Total Return Fund, Inc. and the
                                                    Center for National Policy; Trustee of The
                                                    Trudeau Institute.
*Lawrence C. McQuade      President and           Vice Chairman of PMF (since 1988); Managing
(67)                      Director                  Director, Investment Banking, Prudential
One Seaport Plaza                                   Securities (1988-1991); Director of Czech and
New York, New York                                  Slovak American Enterprise Fund (since October
10292                                               1994), Quixote Corporation (since February 1992)
                                                    and BUNZL, PLC (since June 1991); formerly
                                                    Director of Crazy Eddie Inc. (1987-1990) and
                                                    Kaiser Tech., Ltd. and Kaiser Aluminum and
                                                    Chemical Corp. (March 1987-November 1988);
                                                    formerly Executive Vice President and Director of
                                                    W.R. Grace & Co. (1975-1987); President and
                                                    Director of The Global Government Plus Fund,
                                                    Inc., The Global Total Return Fund, Inc. and The
                                                    High Yield Income Fund Inc.


                               Position                        Business Affiliation and
Name and Address               with Fund                         Principal Occupation
----------------------    -------------------     ---------------------------------------------------

Thomas A. Owens, Jr.      Director                Consultant; Director of EMCORE Corp. (manufacturer
(72)                                                of electronic materials).
c/o Prudential Mutual
Fund Management, Inc.
One Seaport Plaza
New York, New York
10292

*Richard A. Redeker       Director                President, Chief Executive Officer and Director
(51)                                                (since October 1993) of PMF; Executive Vice
One Seaport Plaza                                   President, Director and Member of Operating
New York, New York                                  Committee (since October 1993), Prudential
10292                                               Securities; Director (since October 1993) of
                                                    Prudential Securities Group, Inc. (PSG);
                                                    Executive Vice President (since July 1994), The
                                                    Prudential Investment Corporation (PIC);
                                                    Director (since January 1994) of Prudential
                                                    Mutual Fund Distributors (PMFD) and Prudential
                                                    Mutual Fund Services, Inc. (PMFS); formerly
                                                    Senior Executive Vice President and Director of
                                                    Kemper Financial Services, Inc. (September
                                                    1978-September 1993); Director of The Global
                                                    Government Plus Fund, Inc., The Global Total
                                                    Return Fund, Inc. and The High Yield Income Fund,
                                                    Inc.
Sidney M. Spielvogel      Director                Managing Director, Corporate Capital Consultants,
(69)                                                Inc. (since April 1994); formerly, Vice President
c/o Prudential Mutual                               (January 1992-March 1994) of Reich & Co., Inc.;
Fund Management, Inc.                               Vice President (March 1988-January 1992) of
One Seaport Plaza                                   Jesup, Josephthal & Co. Inc.; formerly Managing
New York, New York                                  Director, Corporate Finance (January 1986-January
10292                                               1988) of Prudential Securities; prior thereto,
                                                    Senior Vice President (more than five years) of
                                                    Prudential Securities; Director of Supreme
                                                    Equipment & Systems Corporation (until July
                                                    1993).
Nancy H. Teeters (64)     Director                Economist; formerly Vice President and Chief
c/o Prudential Mutual                               Economist (March 1986-June 1990) of International
Fund Management, Inc.                               Business Machines Corporation; Member of the
One Seaport Plaza                                   Board of Governors of the Horace H. Rackham
New York, New York                                  School of Graduate Studies of the University of
10292                                               Michigan; Director of Inland Steel Corporation
                                                    (since July 1991), Global Utility Fund, Inc., The
                                                    First Financial Fund, Inc. and The Global Total
                                                    Return Fund, Inc.
Robert H. Wellington      Director                Retired Chairman and Chief Executive Officer (since
(72)                                                September 1990), Chairman and CEO (1988-September
c/o Prudential Mutual                               1990), President and Chief Executive Officer
Fund Management, Inc.                               (1981-1988), AMSTED Industries Incorporated
One Seaport Plaza                                   (diversified manufacturer of railroad,
New York, New York                                  construction and building and industrial
10292                                               products); Director of AMSTED Industries
                                                    Incorporated.
Robert F. Gunia (48)      Vice President          Chief Administrative Officer (since July 1990),
One Seaport Plaza                                   Director (since January 1989), Executive Vice
New York, New York                                  President, Treasurer and Chief Financial Officer
10292                                               (since June 1987) of PMF; Senior Vice President
                                                    (since March 1987) of Prudential Securities;
                                                    Executive Vice President, Treasurer, Comptroller
                                                    and Director, PMFD (since March 1991); Director,
                                                    PMFS (since June 1987); Vice President and
                                                    Director of The Asia Pacific Fund,Inc. (since
                                                    May 1989).
S. Jane Rose (49)         Secretary               Senior Vice President (since January 1991), Senior
One Seaport Plaza                                   Counsel (since June 1987) and First Vice
New York, New York                                  President (June 1987-December 1990) of PMF;
10292                                               Senior Vice President and Senior Counsel (since
                                                    July 1992) of Prudential Securities; formerly
                                                    Vice President and Associate General Counsel of
                                                    Prudential Securities.
Grace Torres (35)         Treasurer and           First Vice President (since March 1994), Prudential
One Seaport Plaza         Principal Financial       Mutual Fund Management, Inc.; First Vice
New York, New York        and Accounting            President of Prudential Securities (since March
10292                     Officer                   1994); prior thereto, Vice President, Bankers
                                                    Trust Corporation.


                               Position                        Business Affiliation and
Name and Address               with Fund                         Principal Occupation
----------------------    -------------------     ---------------------------------------------------

Deborah A. Docs (37)      Assistant Secretary     Vice President (since January 1993), Associate Vice
One Seaport Plaza                                   President (January 1990-December 1992), Assistant
New York, New York                                  General Counsel (since November 1991), Assistant
10292                                               Vice President (January 1989-December 1989) and
                                                    Legal Associate (1987-1991) of PMF; Vice
                                                    President (since January 1993), Associate Vice
                                                    President (January 1992-December 1992) and
                                                    Assistant General Counsel (since January 1992) of
                                                    Prudential Securities.

---------------
* "Interested" Director, as defined in the Investment Company Act of 1940, as amended (Investment Company Act), by reason of his affiliation with PMF,
Prudential Securities, Prudential or a broker-dealer.


     Directors and officers of the Fund are also trustees, directors and officers of some or all of the other investment companies distributed by Prudential Securities or Prudential Mutual Fund Distributors, Inc.

     The officers conduct and supervise the daily business operations of the Fund, while the Directors, in addition to their functions set forth under "Manager" and "Distributor," review such actions and decide on general policy.



     Directors may receive their Directors' fees pursuant to a deferred fee agreement with the Fund. Under the terms of the agreement, the Fund accrues daily the amount of such Director's fees in installments which accrue interest at a rate equivalent to the prevailing rate applicable to 90-day U.S. Treasury Bills at the beginning of each calendar quarter or, pursuant to an SEC exemptive order, at the daily rate of return of the Fund (the Fund rate). Payment of the interest so accrued is also deferred and accruals become payable at the option of the Director. The Fund's obligation to make payments of deferred Directors' fees, together with interest thereon, is a general obligation of the Fund.





     Each Director who is not an affiliated person of PMF or PIC currently receives $10,000 as an annual Director's fee, plus expenses, and $1,000 plus expenses for service on each Board committee. An aggregate of approximately $66,000 in fees was paid by the Fund to such Directors as a group for 1994.




     The following table sets forth the aggregate compensation paid by the Fund for the fiscal year ended December 31, 1994 to the Directors who are not affiliated with the Manager and the aggregate compensation paid to such Directors for service on the Fund's board and that of all other investment companies managed by Prudential Mutual Fund Management, Inc. (Fund Complex) for the calendar year ended December 31, 1994.



                               Compensation Table

                                                                                                         Total
                                                                Pension or                           Compensation
                                                                Retirement                             From Fund
                                              Aggregate      Benefits Accrued    Estimated Annual      and Fund
                                             Compensation     As Part of Fund      Benefits Upon     Complex Paid
            Name and Position                 From Fund          Expenses           Retirement       to Directors
------------------------------------------   ------------    -----------------   -----------------   -------------
William S. Field--Director                     $  6,000            None                 N/A            $  6,000(1)*
Delayne Dedrick Gold--Director                 $ 12,000            None                 N/A            $185,000(24)*
Thomas A. Owens, Jr.--Director                 $ 12,000            None                 N/A            $100,500(12)*
Sidney M. Spielvogel--Director                 $ 12,000            None                 N/A            $ 12,000(1)*
Nancy Hays Teeters--Director                   $ 12,000            None                 N/A            $ 95,000(12)*
Robert H. Wellington--Director                 $ 12,000            None                 N/A            $ 27,000(3)*

------------------
* Indicates number of funds in Fund Complex (including the Fund) to which aggregate compensation relates.



     As of January 27, 1995, the Directors and officers of the Fund, as a group, beneficially owned less than one percent of the outstanding shares of Common Stock of the Fund.



     As of January 27, 1995, Prudential Securities held, solely of record on behalf of other persons, 6,440,669,875 shares of the Fund's Common Stock, representing approximately 95% of the shares then outstanding. Prudential Securities had the sole power to vote 83,315,752 shares held as of January 27, 1995 for the benefit of participating employees of Prudential Securities in the Prudential Securities 401(k) Plan, representing about 1% of the shares then outstanding.

                                    MANAGER


     The manager of the Fund is Prudential Mutual Fund Management, Inc. (PMF or the Manager), One Seaport Plaza, New York, New York 10292. PMF serves as manager to all of the other investment companies that, together with the Fund, comprise the "Prudential Mutual Funds." See "How the Fund Is Managed--Manager" in the Prospectus. As of January 31, 1995, PMF managed and/or administered open-end and closed-end management investment companies with assets of approximately $45 billion. According to the Investment Company Institute, as of August 31, 1994, the Prudential Mutual Funds were the 12th largest family of mutual funds in the United States.



     For its services, PMF receives, pursuant to a management agreement (the Management Agreement) with the Fund, a fee at an annual rate of .50 of 1% of the Fund's average daily net assets up to $50 million and .30 of 1% of the Fund's average daily net assets in excess of $50 million. The fee is computed daily and payable monthly. The Management Agreement also provides that in the event the expenses of the Fund (including the fees of the Manager, but excluding interest, taxes, brokerage commissions, distribution fees and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) for any fiscal year exceed the lowest applicable annual expense limitation established and enforced pursuant to the statutes or regulations of any jurisdiction in which shares of the Fund are then qualified for offer and sale, the Manager will reduce its fee by the amount of such excess. Expenses in excess of the total compensation payable to PMF will be paid by PMF. Any such reductions of payments are subject to readjustment during the year. No such reductions were required during the fiscal year ended December 31, 1994. Currently, the Fund believes that the most restrictive expense limitation of state securities commissions is 2 1/2% of the Fund's average daily net assets up to $30 million, 2% of the next $70 million of such assets and 1 1/2% of such assets in excess of $100 million.


     In connection with its management of the corporate affairs of the Fund, PMF bears the following expenses:

       (a) the salaries and expenses of all personnel of the Fund and the Manager, except the fees and expenses of Directors who are not affiliated persons of the Manager or the Fund's investment adviser;

       (b) all expenses incurred by the Manager or by the Fund in connection with managing the ordinary course of the Fund's business, other than those assumed by the Fund, as described below; and

       (c) the costs and expenses payable to PIC pursuant to the subadvisory agreement between PMF and PIC (the Subadvisory Agreement).

     Under the terms of the Management Agreement, the Fund is responsible for the payment of the following expenses, including (a) the fees payable to the Manager, (b) the fees and expenses of Directors who are not affiliated with PMF or the Fund's investment adviser, (c) the fees and certain expenses of the Fund's Custodian and Transfer and Dividend Disbursing Agent, including the cost of providing records to the Manager in connection with its obligation of maintaining required records of the Fund and of pricing the Fund's shares, (d) the fees and charges of the Fund's legal counsel and independent accountants,
(e) brokerage commissions and any issue or transfer taxes chargeable to the Fund in connection with its securities transactions, (f) all taxes and corporate fees payable by the Fund to governmental agencies, (g) the fees of any trade association of which the Fund is a member, (h) the cost of stock certificates representing shares of the Fund, (i) the cost of fidelity and liability insurance, (j) the fees and expenses involved in registering and maintaining registration of the Fund and of its shares with the SEC and registering the Fund as a broker or dealer and qualifying its shares under state securities laws, including the preparation and printing of the Fund's registration statements and prospectuses for such purposes, (k) allocable communications expenses with respect to investor services and all expenses of shareholders' and Directors' meetings and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders, (l) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business, and (m) distribution expenses.

     The Management Agreement also provides that PMF will not be liable for any error of judgment or for any loss suffered by the Fund in connection with the matters to which the Management Agreement relates, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Management Agreement provides that it will terminate automatically if assigned, and that it may be terminated without penalty by either party upon not more than 60 days' nor less than 30 days' written notice. The Management Agreement provides that it will continue in effect for a period of more than two years from the date of execution only so long as such continuance is specifically approved at least annually in accordance with the requirements of the Investment Company Act.


     The Management Agreement was last approved by the Board of Directors of the Fund, including a majority of the Directors who are not parties to such contract or interested persons of such parties (as defined in the Investment Company
Act), on May 11, 1994, and was approved by shareholders of the Fund on April 27, 1988.



     For the fiscal years ended December 31, 1994, 1993 and 1992, PMF received net management fees of $21,320,747, $23,332,701, and $21,422,436, respectively.

     PMF has entered into the Subadvisory Agreement with PIC, a wholly-owned subsidiary of Prudential. The Subadvisory Agreement provides that PIC furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIC is obligated to keep certain books and records of the Fund. PMF continues to have responsibility for all investment advisory services pursuant to the Management Agreement and supervises PIC's performance of such services. PIC is reimbursed by PMF for the reasonable costs and expenses incurred by PIC in furnishing those services.


    The Subadviser maintains a corporate credit unit which provides credit analysis and research on taxable fixed-income securities including money market instruments. The portfolio manager consults routinely with the credit unit in managing the Fund's portfolio. The credit unit staff, including 7 credit analysts, reviews on an ongoing basis commercial paper issuers, commercial banks, non-bank financial institutions and issuers of other taxable fixed-income obligations. Credit analysts have broad access to research and financial reports, data retrieval services and industry analysts. They maintain relationships with the management of corporate issuers and from time to time visit companies in whose securities the Fund may invest.



     The Subadvisory Agreement was last approved by the Board of Directors, including a majority of the Directors who are not parties to such contract or interested persons of such parties, as defined in the Investment Company Act, on May 11 1994, and was approved by shareholders of the Fund on April 27, 1988.

     The Subadvisory Agreement provides that it will terminate in the event of its assignment (as defined in the Investment Company Act) or upon the termination of the Management Agreement. The Subadvisory Agreement may be terminated by the Fund, PMF or PIC upon not less than 30 days' or more than 60 days' written notice. The Subadvisory Agreement provides that it will continue in effect for a period of more than two years from its execution only so long as such continuance is specifically approved by the Board of Directors at least annually in accordance with the requirements of the Investment Company Act.


     The Manager and the Subadviser are subsidiaries of Prudential which, as of December 31, 1994, is one of the largest financial institutions in the world and the largest insurance company in North America. Prudential has been engaged in the insurance business since 1875. In July 1994, Institutional Investor ranked Prudential the second largest institutional money manager of the 300 largest money management organizations in the United States as of December 31, 1993.


                                  DISTRIBUTOR

     Prudential Mutual Fund Distributors, Inc. (PMFD), One Seaport Plaza, New York, New York 10292, acts as the Fund's distributor.

Plan of Distribution


     See "How the Fund is Managed--Distributor" in the Prospectus.


     Under the Fund's Plan of Distribution and the Distribution Agreement with PMFD, the Fund pays PMFD, as distributor, a distribution fee of up to 0.125% of the average daily net assets of the Fund, computed daily and payable monthly, to reimburse PMFD for distribution expenses.


     For the fiscal year ended December 31, 1994, PMFD incurred distribution expenses in the aggregate of $8,839,226, all of which was recovered through the distribution fee paid by the Fund.



     It is estimated that of this amount, 0.8% ($68,030) was spent on printing and mailing of prospectuses to other than current shareholders and 99.2% ($8,771,196) on the aggregate of (i) account servicing fee credits to Prudential Securities branch offices for payments of account servicing fees to account executives (85.3% or 7,542,382) and (ii) an allocation of overhead and other branch office distribution-related expenses (13.9% or 1,228,814). The term "overhead and other branch office distribution-related expenses" represents
(a) the expenses of operating branch offices of Prudential Securities and Pruco Securities Corporation (Prusec), affiliated broker-dealers, in connection with the sale of Fund shares, including lease costs, the salaries and employee benefits of operations and sales support personnel, utility costs, communications costs and the costs of stationery and supplies, (b) the costs of client sales seminars, (c) travel expenses of mutual fund sales coordinators to promote the sale of Fund shares and (d) other incidental expenses relating to branch promotion of Fund sales. No interest or carrying charges are included as part of the Fund's distribution expenses.



     Pursuant to Rule 12b-1 under the Investment Company Act, the Plan of Distribution was last approved by the Board of Directors, including a majority of the Directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, cast in person at a meeting called for the purpose of voting on the Plan, on May 11, 1994. The Plan of Distribution was approved by a majority of the Fund's outstanding voting securities on April 27, 1988.



     The Plan continues in effect from year to year, provided that each such continuance is approved at least annually by a vote of the Board of Directors, including a majority of the Directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the Rule 12b-1 Directors) cast in person at a meeting called for the purpose of voting on such continuance. The Plan may be terminated at any time, without penalty, by the vote of a majority of
                                      B-9
the Rule 12b-1 Directors or by the vote of the holders of a majority of the outstanding voting securities of the Fund on not more than 30 days' written notice to any other party to the Plan. The Plan may not be amended to increase materially the amounts to be spent by the Fund thereunder without shareholder approval, and all material amendments are required to be approved by the Board of Directors in the manner described above. The Plan will automatically terminate in the event of its assignment.



     Pursuant to the Plan, the Directors will review at least quarterly a written report of the distribution expenses incurred on behalf of the Fund by PMFD. The report includes an itemization of the distribution expenses and the purpose of such expenditures. In addition, as long as the Plan remains in effect, the selection and nomination of Directors shall be committed to the Rule 12b-1 Directors.



     Pursuant to the Distribution Agreement, the Fund has agreed to indemnify PMFD to the extent permitted by applicable law against certain liabilities under the Securities Act of 1933, as amended. The Distribution Agreement was last approved by the Board of Directors, including a majority of the Rule 12b-1 Directors on May 11, 1994.



     On October 21, 1993, PSI entered into an omnibus settlement with the SEC, state securities regulators in 51 jurisdictions and the NASD to resolve allegations that PSI sold interests in more than 700 limited partnerships (and a limited number of other types of securities) from January 1, 1980 through December 31, 1990, in violation of securities laws to persons for whom such securities were not suitable in light of the individuals' financial condition or investment objectives. It was also alleged that the safety, potential returns and liquidity of the investments had been misrepresented. The limited partnerships principally involved real estate, oil and gas producing properties and aircraft leasing ventures. The SEC Order (i) included findings that PSI's conduct violated the federal securities laws and that an order issued by the SEC in 1986 requiring PSI to adopt, implement and maintain certain supervisory procedures had not been complied with; (ii) directed PSI to cease and desist from violating the federal securities laws and imposed a $10 million civil penalty; and (iii) required PSI to adopt certain remedial measures including the establishment of a Compliance Committee of its Board of Directors. Pursuant to the terms of the SEC settlement, PSI established a settlement fund in the amount of $330,000,000 and procedures, overseen by a court approved Claims Administrator, to resolve legitimate claims for compensatory damages by purchasers of the partnership interests. PSI has agreed to provide additional funds, if necessary, for that purpose. PSI's settlement with the state securities regulators included an agreement to pay a penalty of $500,000 per jurisdiction. PSI consented to a censure and to the payment of a $5,000,000 fine in settling the NASD action. In settling the above referenced matters, PSI neither admitted nor denied the allegations asserted against it.



     On January 18, 1994, PSI agreed to the entry of a Final Consent Order and a Parallel Consent Order by the Texas Securities Commissioner. The firm also entered into a related agreement with the Texas Securities Commissioner. The allegations were that the firm had engaged in improper sales practices and other improper conduct resulting in pecuniary losses and other harm to investors residing in Texas with respect to purchases and sales of limited partnership interests during the period of January 1, 1980 through December 31, 1990. Without admitting or denying the allegations, PSI consented to a reprimand, agreed to cease and desist from future violations, and to provide voluntary donations to the State of Texas in the aggregate amount of $1,500,000. The firm agreed to suspend the creation of new customer accounts, the general solicitation of new accounts, and the offer for sale of securities in or from PSI's North Dallas office to new customers during a period of twenty consecutive business days, and agreed that its other Texas offices would be subject to the same restrictions for a period of five consecutive business days. PSI also agreed to institute training programs for its securities salesmen in Texas.



     On October 27, 1994, Prudential Securities Group, Inc. and PSI entered into agreements with the United States Attorney deferring prosecution (provided PSI complies with the terms of the agreement for three years) for any alleged criminal activity related to the sale of certain limited partnership programs from 1983 to 1990. In connection with these agreements, PSI agreed to add the sum of $330,000,000 to the Fund established by the SEC and executed a stipulation providing for a reversion of such funds to the United States Postal Inspection Service. PSI further agreed to obtain a mutually acceptable outside director to sit on the Board of Directors of PSG and the Compliance Committee of PSI. The new director will also serve as an independent "ombudsman" whom PSI employees can call anonymously with complaints about ethics and compliance. Prudential Securities shall report any allegations or instances of criminal conduct and material improprieties to the new director. The new director will submit compliance reports which shall identify all such allegations or instances of criminal conduct and material improprieties every three months for a three-year period.


                     PURCHASE AND REDEMPTION OF FUND SHARES

Purchase of Shares

     The Fund reserves the right to reject any initial or subsequent purchase order (including an exchange) and the right to limit investments in the Fund solely to existing or past shareholders of the Fund.

Reopening an Account


     Subject to the minimum investment restrictions, an investor may reopen an account, without filing a new application form, at any time during the calendar year the account is closed, provided that the information on the old form is still applicable.

Redemption of Shares

     Investors who purchase shares directly from Prudential Mutual Fund Services, Inc. (PMFS or the Transfer Agent) may use the following procedures:


     Check Redemption. At a shareholder's request, State Street Bank and Trust Company (State Street) will establish a personal checking account for the shareholder. Checks drawn on this account can be made payable to the order of any person in any amount equal to or greater than $500. The payee of the check may cash or deposit it like any other check drawn on a bank. When such a check is presented to State Street for payment, State Street presents the check to the Fund as authority to redeem a sufficient number of shares in a shareholder's account in the Fund to cover the amount of the check. This enables the shareholder to continue earning daily dividends until the check is cleared. Canceled checks are returned to the shareholder by State Street.


     Shareholders are subject to State Street's rules and regulations governing checking accounts, including the right of State Street not to honor checks in amounts exceeding the value of the shareholder's account at the time the check is presented for payment.

     Shares for which certificates have been issued are not available for redemption to cover checks. A shareholder should be certain that adequate shares for which certificates have not been issued are in his or her account to cover the amount of the check. See "Shareholder Guide--How to Sell Your Shares" in the Prospectus. Since the dollar value of an account is constantly changing, it is not possible for a shareholder to determine in advance the total value of his or her account so as to write a check for the redemption of the entire account.


     The Fund reserves the right to assess a service charge, payable to State Street, to establish a checking account and to order checks. State Street, PMFS and the Fund have reserved the right to modify this checking account privilege or to place a charge for each check presented for payment for any individual account or for all accounts in the future.


     The Fund, PMFS or State Street may terminate Check Redemption at any time upon 30 days' notice to participating shareholders. To receive further information, contact Prudential Mutual Fund Services, Inc., Attention:
Redemption Services, P.O. Box 15010, New Brunswick, New Jersey 08906-5010, or telephone (800) 225-1852 (toll-free). Check Redemption is not available to investors for whom Prudential Securities has purchased shares.


     Expedited Redemption. In order to use Expedited Redemption, a shareholder may so designate at the time the initial application form is filed or at a later date. Once the Expedited Redemption authorization form has been completed, the signature(s) on the authorization form guaranteed as set forth below and the form returned to PMFS, requests for redemption may be made by telegraph, letter or telephone. A signature guarantee is not required under Expedited Redemption once the authorization form is properly completed and returned. The Expedited Redemption privilege may be used only to redeem shares in an amount of $200 or more, except that, if an account for which Expedited Redemption is requested has a net asset value of less than $200, the entire account must be redeemed. The proceeds of redeemed shares in the amount of $1,000 or more are transmitted by wire to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System. Proceeds of less than $1,000 are forwarded by check to the shareholder's designated bank account. See "Shareholder Guide--How to Sell Your Shares" in the Prospectus.


     To request Expedited Redemption by telephone, a shareholder should call PMFS at (800) 225-1852. Calls must be received by PMFS before 4:30 P.M., New York time, in order for the redemption to be effective on that day. Requests by letter should be addressed to Prudential Mutual Fund Services, Inc., Attention:
Account Maintenance, P.O. Box 15015, New Brunswick, New Jersey 08906-5015.


     In order to change the name of the commercial bank or account designated to receive redemption proceeds, it is necessary to execute a new Expedited Redemption authorization form and submit it to PMFS at the address set forth above. Each signature must be guaranteed by an "eligible guarantor institution," which includes any bank, broker, dealer or credit union. The Transfer Agent reserves the right to request additional information from, and make reasonable inquiries of, any eligible guarantor institution. Guarantees must be signed by an authorized signatory of the eligible guarantor institution, and "Signature Guaranteed" should appear with the signature. For clients of Pruco Securities Corporation (Prusec) signature guarantees may be obtained from the agency or office manager of most Prudential Insurance and Financial Services or Preferred Services offices. PMFS may request further documentation from corporations, executors, administrators, trustees or guardians.


     Regular Redemption. Shareholders may redeem their shares by sending to Prudential Mutual Fund Services, Inc., Attention: Redemption Services, P.O. Box 15010, New Brunswick, New Jersey 08906-5010, a written request, accompanied by duly endorsed stock certificates, if issued. In this case, all stock certificates and all written requests for redemption must be endorsed by the shareholder with the signature guaranteed, as described above. PMFS may request further documentation from corporations, executors, administrators, trustees or guardians. Regular redemption is made by check mailed to the shareholder's address.

                         SHAREHOLDER INVESTMENT ACCOUNT

     Upon the initial purchase of shares of the Fund, a Shareholder Investment Account is established for each investor under which a record of the shares held is maintained by the Transfer Agent. If a stock certificate is desired, it must be requested in writing for each transaction. Certificates are issued only for full shares and may be redeposited in the account at any time. There is no charge to the investor for issuance of a certificate. Whenever a transaction takes place in the Shareholder Investment Account, the shareholder will be mailed a statement showing the transaction and the status of such account.

Procedure for Multiple Accounts

     Special procedures have been designed for banks and other institutions that wish to open multiple accounts. An institution may open a single master account by filing an Application and Order Form with PMFS, signed by personnel authorized to act for the institution. Individual sub-accounts may be opened at the time the master account is opened by listing them, or they may be added at a later date by written advice or by filing forms supplied by PMFS. Procedures are available to identify sub-accounts by name and number within the master account name. The investment minimums described in the Prospectus under "Shareholder Guide--How to Buy Shares of the Fund" are applicable to the aggregate amounts invested by a group, and not to the amount credited to each sub-account.

     PMFS provides each institution with a written confirmation for each transaction in a sub-account and, on a monthly basis, with a statement which sets forth for each master account its share balance and income earned for the month. In addition, each institution receives a statement for each individual account setting forth transactions in the sub-account for the year-to-date, the total number of shares owned as of the dividend payment date and the dividends paid for the current month, as well as for the year-to-date. For further information on the sub-accounting system and procedures, contact PMFS.

Exchange Privilege

     The Fund makes available to its shareholders the privilege of exchanging their shares for shares of certain other Prudential Mutual Funds, including one or more specified money market funds, subject in each case to the minimum investment requirements of such funds. Class A shares of such other Prudential Mutual Funds may also be exchanged for shares of the Fund. All exchanges are made on the basis of relative net asset value next determined after receipt of an order in proper form and any applicable sales charge. An exchange will be treated as a redemption and purchase for tax purposes. Shares may be exchanged for shares of another fund only if shares of such fund may legally be sold under applicable state laws.

     It is contemplated that the exchange privilege may be applicable to new mutual funds whose shares may be distributed by the Distributor.

     Shareholders of the Fund may exchange their shares for Class A shares of the Prudential Mutual Funds and shares of the money market funds specified below.

     The following other money market funds participate in the Class A Exchange
Privilege:

        Prudential California Municipal Fund
          (California Money Market Series)
        Prudential Government Securities Trust
          (Money Market Series)
          (U.S. Treasury Money Market Series)
        Prudential Municipal Series Fund
          (Connecticut Money Market Series)
          (Massachusetts Money Market Series)
          (New Jersey Money Market Series)
          (New York Money Market Series)
        Prudential Tax-Free Money Fund


     Shareholders of the Fund may not exchange their shares for Class B or Class C shares of the Prudential Mutual Funds or shares of Prudential Special Money Market Fund, a money market fund, except that shares acquired prior to January 22, 1990 subject to a contingent deferred sales charge can be exchanged for Class B shares.


     Additional details about the Exchange Privilege and prospectuses for each of the Prudential Mutual Funds are available from the Fund's Transfer Agent, Prudential Securities or Prusec. The Exchange Privilege may be modified, terminated or suspended on sixty days' notice, and any fund, including the Fund, or the Distributor, has the right to reject any exchange application relating to such fund's shares.

Automatic Savings Accumulation Plan (ASAP)


     Under ASAP, an investor may arrange to have a fixed amount automatically invested in shares of the Fund monthly by authorizing his or her bank account or Prudential Securities Account (including a Command Account) to be debited to invest specified dollar amounts in shares of the Fund. The investor's bank must be a member of the Automatic Clearing House System. Stock certificates are not issued to ASAP participants.


     Further details about this program and an application form are available from the Transfer Agent, Prudential Securities or Prusec.

Systematic Withdrawal Plan


     A systematic withdrawal plan is available for shareholders through Prudential Securities or the Transfer Agent. Such withdrawal plan provides for monthly or quarterly checks in any amount, except as provided below, up to the value of the shares in the shareholder's account.



     In the case of shares held through the Transfer Agent (i) a $10,000 minimum account value applies, (ii) withdrawals may not be for less than $100 and (iii) the shareholder must elect to have all dividends and/or distributions automatically reinvested in additional full and fractional shares at net asset value on shares held under this plan.



     Prudential Securities and the Transfer Agent act as agents for the shareholder in redeeming sufficient full and fractional shares to provide the amount of the periodic withdrawal payment. The systematic withdrawal plan may be terminated at any time, and the Distributor reserves the right to initiate a fee of up to $5 per withdrawal, upon 30 days' written notice to the shareholder.



     Withdrawal payments should not be considered as dividends, yield or income. If periodic withdrawals continuously exceed reinvested dividends and distributions, the shareholder's original investment will be correspondingly reduced and ultimately exhausted. Furthermore, each withdrawal constitutes a redemption of shares, and any gain or loss realized must be recognized for federal income tax purposes. Each shareholder should consult his or her own tax adviser with regard to the tax consequences of the systematic withdrawal plan, particularly if used in connection with a retirement plan.


Tax-Deferred Retirement Plans

     Various tax-deferred retirement plans, including a 401(k) plan, self-directed individual retirement accounts and "tax-deferred accounts" under
Section 403(b)(7) of the Internal Revenue Code are available through the Distributor. These plans are for use by both self-employed individuals and corporate employers. These plans permit either self-direction of accounts by participants, or a pooled account arrangement. Information regarding the establishment of these plans, the administration, custodial fees and other details are available from Prudential Securities or the Transfer Agent.

     Investors who are considering the adoption of such a plan should consult with their own legal counsel or tax adviser with respect to the establishment and maintenance of any such plan.

Tax-Deferred Retirement Accounts

     Individual Retirement Accounts. An individual retirement account (IRA) permits the deferral of federal income tax on income earned in the account until the earnings are withdrawn. The following chart represents a comparison of the earnings in a personal savings account with those in an IRA, assuming a $2,000 annual contribution, an 8% rate of return and a 39.6% federal income tax bracket and shows how much more retirement income can accumulate within an IRA as opposed to a taxable individual savings account.

        Tax-Deferred Compounding<F1>
Contributions     Personal
Made Over:         Savings         IRA
--------------    ---------     ---------
10 years          $  26,165     $  31,291
15 years             44,675        58,649
20 years             68,109        98,846
25 years             97,780       157,909
30 years            135,346       244,692

---------------
  <F1> The chart is for illustrative purposes only and does not represent the performance of the Fund or any specific investment. It shows taxable versus tax-deferred compounding for the periods and on the terms indicated. Earnings in the IRA account will be subject to tax when withdrawn from the account.

                                   DIVIDENDS


     The Fund's net income is declared as dividends daily and is automatically reinvested monthly in additional shares of the Fund unless the shareholder elects in writing not less than five full business days prior to the payable date to receive such distribution in cash. The Fund endeavors to maintain its net asset value at $1.00 per share. As a result of a significant expense or realized loss, it is possible that the Fund's net asset value may fall below $1.00 per share. Should the Fund incur or anticipate any unusual or unexpected significant expense or loss which would disproportionately affect the Fund's income for a particular period, the Board of Directors at that time would consider whether to adhere to the present dividend policy described in the Prospectus or to revise it in light of the then prevailing circumstances in order to ameliorate to the extent possible the disproportionate effect of such expense or loss on then existing shareholders. Such expenses or losses may nevertheless result in a shareholder's receiving no dividends for the period during which he or she held shares of the Fund and in his or her receiving a price per share upon redemption lower than that which he or she paid.


     Dividends derived from investment income received by the Fund on portfolio securities, together with distributions of any net short-term capital gains, are taxable to the shareholders as ordinary income. Distributions of net long-term capital gains are taxed to the shareholders at capital gains rates regardless of the length of their holding period of Fund shares. However, the Fund's portfolio generally will be managed in such a way as not to realize any net long-term capital gains. Dividends and distributions are taxable to shareholders even if reinvested in additional shares.


                                NET ASSET VALUE

     The Fund uses the amortized cost method of valuation to determine the value of its portfolio securities. In that regard, the Fund's Board of Directors has determined to maintain a dollar-weighted average portfolio maturity of 90 days or less, to purchase only instruments having remaining maturities of thirteen months or less, and to invest only in securities determined by the Manager or the Subadviser, under the direction of the Board of Directors, to be of minimal credit risk and of eligible quality. Subject to the Fund's compliance with the conditions of applicable rules promulgated by the SEC relating to the amortized cost method of valuation, the remaining maturity of an instrument held by the Fund that is subject to a put is deemed to be the period remaining until the principal amount can be recovered through demand or, in the case of a variable rate instrument, the next interest reset date, if longer. The value assigned to the put is zero. The Board of Directors also has established procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures will include review of the Fund's portfolio holdings by the Board, at such intervals as deemed appropriate, to determine whether the Fund's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board, and if such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board of Directors determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize gains or losses, the shortening of average portfolio maturity, the withholding of dividends or the establishment of net asset value per share by using available market quotations.

                             PORTFOLIO TRANSACTIONS

     The Manager is responsible for decisions to buy and sell securities for the Fund, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. For purposes of this section the term "Manager" includes the Subadviser. The Fund does not normally incur any brokerage commission expense on such transactions. In the market for money market instruments, securities are generally traded on a "net" basis, with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

     In placing orders for portfolio securities of the Fund, the Manager is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that the Manager will seek to execute each transaction at a price and commission, if any, which provide the most favorable total cost or proceeds reasonably attainable under the circumstances. While the Manager generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available. Within the framework of this policy, the Manager may consider research and investment services provided by brokers or dealers who effect or are parties to portfolio transactions of the Fund, the Manager or the Manager's other clients. Such research and investment services are those which brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on particular companies and industries. Such services are used by the Manager in connection with all of its investment activities, and some of such services obtained in connection with the execution of transactions for the Fund may be used in managing other investment accounts. Conversely, brokers furnishing such services may be selected for the execution of transactions of such other accounts, whose aggregate assets are far larger than those of the Fund, and the services furnished by such brokers may be used by the Manager in providing investment management for the Fund. While such services are useful and important in supplementing its own research and facilities, the Manager believes that the value of such services is not determinable and does not significantly reduce expenses. The Fund does not reduce the fee it pays to the Manager by any amount that may be attributed to the value of such services. The Fund will not effect any securities transactions with or through Prudential Securities as broker or dealer. The Fund paid no brokerage commissions for the fiscal years ended December 31, 1994, 1993 and 1992.


                                     TAXES

Federal


     The Fund has elected to qualify, and intends to remain qualified, as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Internal Revenue Code). This relieves the Fund (but not its shareholders) from paying federal income tax on net investment income and capital gains, if any, realized during the taxable year which is distributed to shareholders, provided that it distributes at least 90% of its net investment income and short-term capital gains, and permits net capital gains, if any, of the Fund (i.e., the excess of net long-term capital gains over net short-term capital losses) to be treated as long-term capital gains of the shareholders, regardless of how long shareholders have held their shares in the Fund.


     Qualification of the Fund as a regulated investment company requires, among other things, that (a) at least 90% of the Fund's annual gross income (without reduction for losses from the sale or other disposition of securities) be derived from dividends, interest, proceeds from loans of securities and gains from the sale or other disposition of securities, options thereon, futures contracts, options thereon, forward contracts and foreign currencies; (b) the Fund derives less than 30% of its gross income from gains (without reduction for losses) from the sale or other disposition of securities, options thereon, futures contracts, options thereon, forward contracts and foreign currencies held for less than three months and (c) the Fund diversifies its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of its assets is represented by cash, U.S. Government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the assets of the Fund and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities).

     Gains or losses on sales of securities by the Fund will be treated as long-term capital gains or losses if the securities have been held by it for more than one year. Other gains or losses on the sale of securities will be short-term capital gains or losses. In addition, debt securities acquired by the Fund may be subject to original issue discount and market discount rules.

     The Fund is required to distribute 98% of its ordinary income in the same calendar year in which it is earned. The Fund is also required to distribute during the calendar year 98% of the capital gain net income it earned during the twelve months ending on October 31 of such calendar year, as well as all undistributed ordinary income and undistributed capital gain net income from the prior year or the twelve-month period ending on October 31 of such prior year, respectively. To the extent it does not meet these distribution requirements, the Fund will be subject to a non-deductible 4% excise tax on the undistributed amount. The Fund intends to distribute its income and capital gains in the manner necessary to avoid imposition of the 4% excise tax. For purposes of this excise tax, income on which the Fund pays income tax is treated as distributed.

     Distributions of net investment income and of the excess of net short-term capital gains over net long-term capital losses will be taxable to the shareholder at ordinary income rates regardless of whether the shareholder receives such distributions in additional shares or cash. Distributions of net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses), if any, are taxable as long-term capital gains regardless of how long the investor has held his or her shares. However, if a shareholder holds shares in the Fund for not more than six months, then any loss recognized on the sale of such shares will be treated as long-term capital loss to the extent of any distribution on the shares which was treated as long-term capital gain. Because none of the Fund's net income is anticipated to arise from dividends on common or preferred stock, none of its distributions to shareholders will be eligible for the dividends received deduction for corporations under the Internal Revenue Code. Shareholders will be notified annually by the Fund as to the federal tax status of distributions made by the Fund.

     Any gain or loss realized upon a sale or redemption of shares by a shareholder who is not a dealer in securities will be treated as long-term capital gain or loss if the shares have been held more than one year and otherwise as short-term capital gain or loss. Any such loss, however, although otherwise treated as a short-term capital loss, will be treated as long-term capital loss to the extent of any net long-term capital gain distributions received by the shareholder, if the shares have been held for six months or less.

     A shareholder may realize a gain or loss on the redemption of his or her shares depending upon the net asset value when redeemed. The Fund, however, intends to maintain a constant net asset value.

     In general, tax-exempt shareholders will not be required to pay taxes on amounts distributed to them. If such shareholders incurred debt in order to acquire or hold their shares in the Fund, amounts distributed to them may be subject to the unrelated business income tax.

State and Local

     Under the laws of certain states, distributions of net income may be taxable to shareholders as income even though a portion of such distributions may be derived from interest on U.S. Government obligations which, if realized directly, would be exempt from state income taxes. Shareholders are advised to consult their tax advisers concerning the application of state and local taxes.

               CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT
                          AND INDEPENDENT ACCOUNTANTS

     State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02171, serves as Custodian for the Fund's portfolio securities and cash, and in that capacity maintains certain financial and accounting books and records pursuant to an agreement with the Fund.


     Prudential Mutual Fund Services, Inc. (PMFS), Raritan Plaza One, Edison, New Jersey 08818, serves as Transfer and Dividend Disbursing Agent and in those capacities maintains certain books and records for the Fund. PMFS is a wholly-owned subsidiary of PMF. PMFS provides customary transfer agency services to the Fund, including the handling of shareholder communications, the processing of shareholder transactions, the maintenance of shareholder account records, payment of dividends and distributions and related functions. For these services, PMFS receives an annual fee per shareholder account, a new account set-up fee for each manually established account and a monthly inactive zero balance account fee per shareholder account. PMFS is also reimbursed for its out-of-pocket expense, including but not limited to postage, stationery, printing, allocable communications expenses and other costs. For the fiscal year ended December 31, 1994, the Fund incurred fees of approximately $15,538,800 for such services. As of December 31, 1994, approximately $2,661,400 of such fees were due to PMFS.



     Deloitte & Touche LLP, Two World Financial Center, New York, New York 10281, serves as the Fund's independent public accountants and, in that capacity, audits the Fund's annual financial statements.

PRUDENTIAL MONEYMART ASSETS                 Portfolio of Investments
                                                   December 31, 1994

Principal
 Amount                                     Value
  (000)             Description            (Note 1)
             BANK NOTES--9.9%
             First National Bank of
               Chicago
$131,500     5.69%, 2/22/95.............  $  131,500,000
  17,000     5.18%, 2/27/95.............      16,984,902
             NationsBank of Dallas,
               Texas, NA
  55,000     6.03%, 1/31/95.............      55,000,000
             PNC Bank, Ohio, NA
  36,000     3.50%, 1/31/95.............      35,996,238
             PNC Bank, Pittsburgh
               Pennsylvania, NA
 100,000     5.52%, 1/6/95..............      99,998,893
 119,000     5.15%, 2/22/95.............     119,000,320
             Republic National Bank of
               New York
 193,000     4.30%, 3/8/95..............     192,905,864
                                          --------------
             Total Bank Notes
               (amortized cost
               $651,386,217)............     651,386,217
                                          --------------
             CERTIFICATES OF DEPOSIT--
               EURODOLLAR--0.9%
             Bayerische Vereinsbank AG
  59,000     5.83%, 1/23/95
               (amortized cost
               $59,000,714).............      59,000,714
                                          --------------
             CERTIFICATES OF DEPOSIT--
               YANKEE--18.4%
             Bank of Tokyo
 100,000     6.46%, 3/30/95.............     100,000,000
             Bank of Montreal
 345,000     5.80%, 1/30/95.............     345,000,000
             Caisse Nationale De Credit
               Agricole
   9,000     5.56%, 1/30/95.............       8,998,139
             Fuji Bank, Ltd.
  75,000     5.83%, 1/17/95.............      75,000,000
 100,000     5.91%, 1/23/95.............     100,000,000
             National Westminster Bank,
               Plc.
  35,000     5.54%, 1/31/95.............      34,991,966
             Sanwa Bank Ltd.
  45,000     5.85%, 1/23/95.............      45,000,000
  50,000     6.04%, 2/2/95..............      50,000,000
             Societe Generale
               North America, Inc.
  67,000     5.65%, 2/6/95..............      67,000,000
 263,000     5.65%, 2/7/95..............     263,000,000
             Sumitomo Bank, Ltd.
  13,000     5.89%, 1/25/95.............      13,000,000
  50,000     5.96%, 1/30/95.............      50,000,000
  53,000     6.06%, 2/1/95..............      53,000,000
                                          --------------
             Total Certificates of
               Deposit--Yankee
               (amortized cost
               $1,204,990,105)..........   1,204,990,105
                                          --------------
             COMMERCIAL PAPER--51.8%
             American General Finance
               Corp.
  15,000     5.46%, 1/17/95.............      14,963,600
             American Home Products
               Corp.
 145,763     5.90%, 1/31/95.............     145,046,332
             American Honda Finance
               Corp.
  23,600     5.98%, 1/31/95.............      23,482,393
  12,100     6.00%, 1/31/95.............      12,039,500
             Aristar, Inc.
   6,000     5.85%, 1/17/95.............       5,984,400
  11,000     5.54%, 1/23/95.............      10,962,759
             Associates Corp. of North
               America
  10,000     5.77%, 1/25/95.............       9,961,533
 163,000     5.77%, 1/30/95.............     162,242,367
  50,000     6.05%, 1/30/95.............      49,756,319
  14,000     5.77%, 1/31/95.............      13,932,683
  27,000     6.25%, 3/14/95.............      26,662,500
             Bankers Trust New York
               Corp.
 200,000     5.44%, 1/23/95.............     199,335,111

                       See Notes to Financial Statements.
                                  B-17

PRUDENTIAL MONEYMART ASSETS

Principal
 Amount                                     Value
  (000)             Description            (Note 1)
             COMMERCIAL PAPER--(cont'd.)
             Beneficial Corp.
$ 40,000     6.25%, 3/15/95.............  $   39,493,056
             Chrysler Financial Corp.
  45,000     5.75%, 1/18/95.............      44,877,813
  83,000     5.75%, 1/19/95.............      82,761,375
             Ciesco, Inc.
  12,000     5.50%, 1/11/95.............      11,981,667
             CIT Group Holdings, Inc.
  10,000     5.50%, 1/17/95.............       9,975,556
 100,000     5.77%, 1/31/95.............      99,519,167
  44,000     5.97%, 2/1/95..............      43,773,803
  39,000     6.27%, 3/13/95.............      38,517,733
             Commercial Credit Co.
  24,000     5.75%, 1/31/95.............      23,885,000
             Dean Witter, Discover & Co.
  22,000     5.78%, 1/23/95.............      21,922,291
   8,859     5.97%, 2/1/95..............       8,813,457
             Deere & Co.
  46,000     6.05%, 2/1/95..............      45,760,353
             Duracell Inc.
  11,000     6.30%, 2/10/95.............      10,923,000
             Ford Motor Credit Corp.
 342,900     5.78%, 2/1/95..............     341,193,311
             General Electric Capital
               Corp.
  37,000     5.43%, 1/12/95.............      36,938,611
  36,000     5.50%, 1/12/95.............      35,939,500
 100,000     5.50%, 1/13/95.............      99,816,667
  99,000     5.78%, 2/2/95..............      98,491,360
  69,000     6.45%, 4/18/95.............      67,677,213
             General Motors Acceptance
               Corp.
 339,500     5.74%, 1/17/95.............     338,633,898
             Greyhound Financial Corp.
   7,150     6.20%, 1/13/95.............       7,135,223
   5,000     6.32%, 2/7/95..............       4,967,522
             Greyhound Financial Corp.
   6,000     6.33%, 2/7/95..............       5,960,965
  25,000     6.29%, 2/8/95..............      24,834,014
             Hanson Finance (U.K.), Plc.
  31,150     6.28%, 3/1/95..............      30,829,397
  22,100     6.26%, 3/3/95..............      21,865,580
  42,000     6.27%, 3/7/95..............      41,524,525
  66,000     6.27%, 3/9/95..............      65,229,835
             Heller Financial Services,
               Inc.
  35,000     6.05%, 1/18/95.............      34,900,007
  26,000     6.30%, 3/13/95.............      25,676,950
  26,000     6.30%, 3/14/95.............      25,672,400
             Household Finance Corp.
  37,000     5.50%, 1/11/95.............      36,943,472
  27,000     5.50%, 1/12/95.............      26,954,625
  37,000     5.79%, 1/30/95.............      36,827,426
             IBM Credit Corp.
 115,000     5.76%, 1/23/95.............     114,595,200
             International Lease Finance
               Corp.
  13,000     5.75%, 1/18/95.............      12,964,701
             ITT Financial Corp.
  41,000     5.82%, 1/17/95.............      40,893,947
             Maguire/Thomas Partners
  10,000     6.125%, 1/13/95............       9,979,583
   6,000     6.22%, 2/9/95..............       5,959,570
             Merrill Lynch & Co., Inc.
  41,000     5.75%, 1/17/95.............      40,895,222
  23,000     5.77%, 1/19/95.............      22,933,645
             Morgan Stanley Group, Inc.
 100,000     6.27%, 3/1/95..............      98,972,415
             NationsBank Corp.
  25,000     5.40%, 1/23/95.............      24,917,500
             Preferred Receivables
               Funding Corp.
  13,000     5.65%, 1/11/95.............      12,979,597
  10,050     5.47%, 1/17/95.............      10,025,567

                       See Notes to Financial Statements.

PRUDENTIAL MONEYMART ASSETS

Principal
 Amount                                     Value
  (000)             Description            (Note 1)
             COMMERCIAL PAPER--(cont'd.)
             Sears Roebuck Acceptance
               Corp.
$ 56,000     5.87%, 1/27/95.............  $   55,762,591
  45,000     5.83%, 2/3/95..............      44,759,513
  17,000     6.05%, 2/6/95..............      16,897,150
  62,500     5.88%, 2/21/95.............      61,979,375
             Smith Barney Shearson, Inc.
  30,000     5.76%, 1/18/95.............      29,918,400
  17,000     5.80%, 1/25/95.............      16,934,267
  71,000     5.78%, 1/26/95.............      70,715,014
             WCP Funding Inc.
   5,000     6.125%, 2/6/95.............       4,969,375
             Westpac Capital Corp.,
               Delaware
  26,000     5.50%, 1/17/95.............      25,936,444
  36,000     6.28%, 3/14/95.............      35,547,840
             Whirlpool Corp.
  13,000     5.66%, 2/2/95..............      12,934,596
             Whirlpool Financial Corp.
   6,000     5.60%, 2/6/95..............       5,966,400
  11,000     5.60%, 2/9/95..............      10,933,267
  30,000     5.61%, 2/10/95.............      29,813,000
             WMX Technologies Inc.
  13,000     5.20%, 5/12/95.............      12,754,011
                                          --------------
             Total Commercial Paper
               (amortized cost
               $3,395,524,459)..........   3,395,524,459
                                          --------------
             MEDIUM--TERM OBLIGATIONS--0.8%
             Beneficial Corp.
   9,500     9.50%, 5/25/95.............       9,641,889
             Society National Bank of
               Cleveland
  40,000     3.55%, 1/20/95.............      39,996,648
                                          --------------
             Total Medium--Term
               Obligations
               (amortized cost
               $49,638,537).............      49,638,537
                                          --------------
             TIME DEPOSITS--EURODOLLAR--0.9%
             Chemical Bank of New York
   2,875     4.50%, 1/3/95..............       2,875,000
             Mitsubishi Bank, Ltd.
  53,562     7.00%, 1/3/95..............      53,562,000
                                          --------------
             Total Time
               Deposits--Eurodollar
               (amortized cost
               $56,437,000).............      56,437,000
                                          --------------
             VARIABLE RATE INSTRUMENTS+--17.6%
             American Express Centurion
               Bank
  29,000     6.06%, 1/5/95..............      28,998,287
  51,000     6.125%, 1/19/95............      50,996,655
  13,000     5.94%, 1/30/95.............      12,999,038
             Beneficial Corp.
  73,000     6.14%, 1/19/95.............      72,972,737
             Goldman, Sachs & Co.
 345,000     5.375%, 1/27/95............     345,000,000
             Lehman Brothers Hldgs.,
               Inc.
 185,000     6.36%, 1/26/95.............     185,000,000
             Merrill Lynch & Co., Inc.
  83,000     6.07%, 1/3/95..............      82,987,844
  65,000     6.07%, 1/23/95.............      64,990,831
             Money Market Auto Loan
               Trust
  91,450     6.34%, 1/17/95.............      91,450,000
             Money Market Credit Card
               Trust
  55,362     6.22%, 1/10/95.............      55,360,568

                       See Notes to Financial Statements.
                                  B-19

PRUDENTIAL MONEYMART ASSETS

Principal
 Amount                                     Value
  (000)             Description            (Note 1)
             VARIABLE RATE INSTRUMENTS(D)--(cont'd.)
             Morgan Stanley Group, Inc.
$ 50,000     5.75%, 1/17/95.............  $   50,000,000
  10,000     6.41%, 1/18/95.............      10,000,000
  95,000     5.94%, 2/15/95.............      95,000,000
   5,000     5.75%, 1/11/95.............       5,000,000
                                          --------------
             Total Variable Rate
               Instruments
               (amortized cost
               $1,150,755,960)..........   1,150,755,960
                                          --------------
             Total Investments--100.3%
             (amortized cost
               $6,567,732,992*).........   6,567,732,992
             Liabilities in excess of
               other
               assets--(0.3%)...........     (22,852,949)
                                          --------------
             Net Assets--100%...........  $6,544,880,043
                                          ==============

---------------
   * The cost of securities for federal income tax purposes is the same as for financial reporting purposes.
 (D) For purposes of amortized cost valuation, the maturity date of these instruments is considered to be the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.

The industry classification of portfolio holdings shown as a percentage of net assets as of December 31, 1994 was as follows:

Commercial Banks..........................    33.3%
Personal Credit Institutions..............    21.1
Security Brokers & Dealers................    17.6
Short-Term Business Credit................    12.8
Bank Holding Companies--Domestic..........     3.4
Asset Backed Securities...................     2.9
Tobacco...................................     2.4
Pharmaceutical............................     2.2
Finance Lessors...........................     1.8
Household Appliance.......................     0.9
Farm Machinery............................     0.7
Financial Services........................     0.6
Equipment Rental & Leasing................     0.2
Refuse Systems/Sanitary...................     0.2
Miscellaneous Electrical Equipment........     0.2
                                            ------
                                             100.3
Liabilities in excess of other assets.....    (0.3)
                                            ------
                                             100.0%
                                            ======

                       See Notes to Financial Statements.

 PRUDENTIAL MONEYMART ASSETS
 Statement of Assets and Liabilities

                                                                                            December 31,
Assets                                                                                          1994
                                                                                           --------------
Investments, at amortized cost which approximates value.................................   $6,567,732,992
Receivable for Fund shares sold.........................................................      102,081,759
Interest receivable.....................................................................       35,815,018
Other assets............................................................................          159,811
                                                                                           --------------
                                                                                            6,705,789,580
                                                                                           --------------
Liabilities
Bank overdraft..........................................................................           62,702
Payable for Fund shares reacquired......................................................      151,790,175
Accrued expenses........................................................................        4,321,839
Dividends payable.......................................................................        2,451,391
Due to Manager..........................................................................        1,698,429
Due to Distributor......................................................................          389,293
Deferred director's fees................................................................          195,708
                                                                                           --------------
                                                                                              160,909,537
                                                                                           --------------
Net Assets..............................................................................   $6,544,880,043
                                                                                           ==============
Net assets were comprised of:
  Common stock, at par ($.10 par value;
    15,000,000,000 shares authorized for issuance)......................................   $  654,488,004
  Paid-in capital in excess of par......................................................    5,890,392,039
                                                                                           --------------
Net assets at December 31, 1994.........................................................   $6,544,880,043
                                                                                           ==============
Net asset value, offering price and redemption price per share
  ($6,544,880,043 / 6,544,880,043 shares of common stock issued and outstanding)........            $1.00
                                                                                           ==============

                       See Notes to Financial Statements.

 PRUDENTIAL MONEYMART ASSETS
 Statement of Operations

                                         Year Ended
                                        December 31,
Net Investment Income                       1994
                                        ------------
Income
  Interest............................  $308,274,967
                                        ------------
Expenses
  Management fee......................    21,320,747
  Distribution fee....................     8,839,226
  Transfer agent's fees and
  expenses............................    16,946,000
  Shareholder reports.................     1,300,000
  Registration fees...................       695,000
  Custodian's fees and expenses.......       510,000
  Insurance expense...................       175,600
  Directors' fees.....................        88,000
  Audit fee...........................        36,000
  Legal fees..........................        23,000
  Miscellaneous.......................        64,271
                                        ------------
    Total expenses....................    49,997,844
                                        ------------
Net investment income.................   258,277,123
Realized Gain on Investments
Net realized gain on investment
  transactions........................       147,440
                                        ------------
Net Increase in Net Assets
Resulting from Operations.............  $258,424,563
                                        ============

 PRUDENTIAL MONEYMART ASSETS
 Statement of Changes in Net Assets

                           Year Ended December 31,
Increase (Decrease)   ----------------------------------
in Net Assets               1994              1993
                      ----------------   ---------------
Operations
  Net investment
    income..........  $    258,277,123   $   203,524,243
  Net realized gain
    on investment
    transactions....           147,440         2,572,145
                      ----------------   ---------------
  Net increase in
    net assets
    resulting from
    operations......       258,424,563       206,096,388
                      ----------------   ---------------
Dividends and
  distributions to
  shareholders......      (258,424,563)     (206,096,388)
                      ----------------   ---------------
Fund share
  transactions
  (at $1 per share)
  Proceeds from
    shares
    subscribed......    26,869,523,481    33,414,007,948
  Net asset value of
    shares issued to
    shareholders in
    reinvestment of
    dividends and
    distributions...       245,955,917       196,483,621
  Cost of shares
    reacquired......   (27,889,232,548)  (32,995,139,159)
                      ----------------   ---------------
  Net increase
    (decrease) in
    net assets from
    Fund share
    transactions....      (773,753,150)      615,352,410
                      ----------------   ---------------
  Total increase
    (decrease)......      (773,753,150)      615,352,410
Net Assets
Beginning of year...     7,318,633,193     6,703,280,783
                      ----------------   ---------------
End of year.........  $  6,544,880,043   $ 7,318,633,193
                      ================   ===============

                       See Notes to Financial Statements.

 PRUDENTIAL MONEYMART ASSETS
 Notes to Financial Statements

   Prudential-Bache MoneyMart Assets Inc., doing business as Prudential MoneyMart Assets (the "Fund"), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund invests primarily in a portfolio of money market instruments maturing in thirteen months or less whose ratings are within the two highest rating categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region.


Note 1. Accounting            The following is a summary of significant
Policies                      accounting policies followed by the Fund in the
                              preparation of its financial statements.

SECURITIES VALUATIONS: Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Security transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis.

FEDERAL INCOME TAXES: It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. Therefore, no federal income tax provision is required.

DIVIDENDS AND DISTRIBUTIONS: All of the Fund's net investment income and net realized gains or losses, if any, are declared as dividends daily to the shareholders of record at the time of such declaration. Net investment income of the Fund consists of interest accrued and discount earned less estimated expenses applicable to the dividend period. Payment of dividends is made monthly.


Note 2. Management            The Fund has a management agreement with
and Distribution              Prudential Mutual Fund Management, Inc.
Agreements                    ("PMF"). Pursuant to this agreement, PMF has
                              responsibility for all investment advisory
services and supervises the subadviser's performance of such services. PMF has entered into a subadvisory agreement with The Prudential Investment Corporation ("PIC"); PIC furnishes investment advisory services in connection with the management of the Fund. PMF pays for the cost of the subadviser's services, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

   The management fee paid PMF is computed daily and payable monthly, at an annual rate of .50 of 1% of the Fund's average monthly net assets up to $50 million and .30 of 1% of the Fund's average monthly net assets in excess of $50 million.

   The Fund has a distribution agreement with Prudential Mutual Fund Distributors, Inc. ("PMFD"). To reimburse PMFD for its expenses incurred pursuant to a plan of distribution, the Fund pays PMFD a reimbursement, accrued daily and payable monthly at an annual rate of .125 of 1% of the Fund's average daily net assets. PMFD pays various broker-dealers, including Prudential Securities Incorporated ("PSI") and Pruco Securities Corporation, affiliated broker-dealers, for account servicing fees and other expenses incurred by such broker-dealers.

   PMFD is a wholly-owned subsidiary of PMF; PSI, PMF and PIC are indirect, wholly-owned subsidiaries of The Prudential Insurance Company of America.


Note 3. Other                 Prudential Mutual Fund Services, Inc. ("PMFS"), a
Transactions                  wholly-owned subsidiary of PMF, serves as the
with Affiliates               Fund's transfer agent. During the year ended
                              December 31, 1994, the Fund incurred fees of
approximately $15,538,800 for the services of PMFS. As of December 31, 1994, approximately $2,661,400 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates.

 PRUDENTIAL MONEYMART ASSETS
 Financial Highlights

                                                                             Year Ended December 31,
                                                       -------------------------------------------------------------------
                                                          1994           1993          1992          1991          1990
                                                       -----------    ----------    ----------    ----------    ----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year..................   $    1.000     $    1.000    $    1.000    $    1.000    $    1.000
Net investment income and net realized gains........         .037           .027          .035          .058          .077
Dividends and distributions to shareholders.........        (.037)         (.027)        (.035)        (.058)        (.077)
                                                       ----------     ----------    ----------    ----------    ----------
Net asset value, end of year........................   $    1.000     $    1.000    $    1.000    $    1.000    $    1.000
                                                       ==========     ==========    ==========    ==========    ==========
TOTAL RETURN #:......................................         3.72%          2.70%         3.59%         5.95%         8.00%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000).......................   $6,544,880     $7,318,633    $6,703,281    $7,138,159    $7,411,932
Average net assets (000)............................   $7,071,381     $7,742,989    $7,116,739    $7,763,251    $8,262,329
Ratios to average net assets:
  Expenses, including distribution fee..............          .71%           .71%          .66%          .68%          .73%
  Expenses, excluding distribution fee..............          .58%           .58%          .54%          .56%          .60%
  Net investment income.............................         3.65%          2.63%         3.43%         5.72%         7.62%

---------------
# Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

See Notes to Financial Statements.

                          INDEPENDENT AUDITORS' REPORT

The Shareholders and Board of Directors
Prudential MoneyMart Assets

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Prudential MoneyMart Assets, as of December 31, 1994, the related statements of operations for the year then ended and of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of December 31, 1994 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Prudential MoneyMart Assets as of December 31, 1994, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP

New York, New York
February 1, 1995

                                   APPENDIX A

                             DESCRIPTION OF RATINGS

Bond Ratings


     Moody's Investors Service--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future. Moody's applies numerical modifiers "1", "2" and "3" in each generic rating classification from Aa through B in its corporate bond rating system. The modifier "1" indicates that the company ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the company ranks in the lower end of its generic rating category.



     Standard & Poor's Ratings Group--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.



     Duff and Phelps Credit Rating Co.--The following summarizes the ratings used by Duff & Phelps for long-term debt:



     "AAA": Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.



     "AA+", "AA" or "AA-": High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.



     "A+", "A" or "A-": Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.


Commercial Paper Ratings


     Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Issuers rated "Prime-1" or "P-1"(or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Issuers rated "Prime-2" or "P-2" (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. Issuers rated "Prime-3" or "P-3" (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations.



     An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. The designation A-1 indicates that the degree of safety regarding timely payment is strong. A "+" designation is applied to those issues rated A-1 which possess extremely strong safety characteristics. Capacity for timely payment on issues with the designation A-2 is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1. Issues carrying the designation A-3 have adequate capacity for timely payment. They are however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.



     The following summarizes the ratings used by Duff & Phelps for short-term debt, which apply to all obligations with maturities of under one year, including commercial paper.



     Duff 1+: Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding and safety is just below risk-free U.S. Treasury short-term obligations.



     Duff 1: Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.



     Duff 1-: High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

     Duff 2: Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.



     Duff 3: Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payments is expected.

                             Prudential Mutual Funds
                       Supplement dated September 29, 1995

The following information supplements the Statement of Additional Information of each of the Funds listed below.

MANAGER

     Prudential Mutual Fund Management, Inc. (PMF or the Manager), the Manager of the Fund, is a subsidiary of Prudential Securities Incorporated (PSI) and The Prudential Insurance Company of America (Prudential). PMF has three wholly-owned subsidiaries: Prudential Mutual Fund Distributors, Inc., Prudential Mutual Fund Services, Inc. (PMFS or the Transfer Agent) and Prudential Mutual Fund Investment Management, Inc. PMFS serves as the transfer agent for the Prudential Mutual Funds and, in addition, provides customer service, record keeping and management and administration services to qualified plans. The Prudential Investment Corporation (PIC) serves as the investment adviser for each of the Funds listed below, except for The BlackRock Government Income Trust, Global Utility Fund, Inc. and Nicholas-Applegate Fund, Inc. See ``How the Fund is Managed - Manager'' in the Prospectus of each Fund. The unit of PIC which provides investment advisory services to the Funds is known as Prudential Mutual Fund Investment Management.

     Prudential is one of the largest diversified financial services institutions in the world and, based on total assets, the largest insurance company in North America as of December 31, 1994. Its primary business is to offer a full range of products and services in three areas: insurance, investments and home ownership for individuals and families; health-care management and other benefit programs for employees of companies and members of groups; and asset management for institutional clients and their associates. Prudential (together with its subsidiaries) employs nearly 100,000 persons worldwide, and maintains a sales force of approximately 19,000 agents, 3,400 insurance brokers and 6,000 financial advisers. It insures or provides other financial services to more than 50 million people worldwide --to more than one of every five people in the United States. Prudential is a major issuer of annuities, including variable annuities. Prudential seeks to develop innovative products and services to meet consumer needs in each of its business areas. As of December 31, 1994, Prudential through its subsidiaries provided automobile insurance for more than 1.8 million cars and insured more than 1.5 million homes. For the year ended December 31, 1994, The Prudential Bank, a subsidiary of Prudential, served 940,000 customers in 50 states providing credit card services and loans totaling more than $1.2 billion. Assets held by PSI for its clients totaled approximately $150 billion at December 31, 1994. During 1994, over 28,000 new customer accounts were opened each month at PSI. The Prudential Real Estate Affiliates, the fourth largest real estate brokerage network in the United States, has more than 34,000 brokers and agents and more than 1,100 offices in the United States.

     Based on data for the year ended December 31, 1994 for the Prudential Mutual Funds, on an average day, there are approximately $80 million in common stock transactions, over $100 million in bond transactions and over $4.1 billion in money market transactions. In 1994, the Prudential Mutual Funds effected more than 57,000 trades in money market securities and held on average $21 billion of money market securities. Based on complex-wide data for the year ended December 31, 1994, on an average day, 7,168 shareholders telephoned PMFS, the Transfer Agent of the Prudential Mutual Funds, on the Prudential Mutual Funds' toll-free number. On an annual basis, that represents approximately 1.8 million telephone calls and approximately 1.1 million fund transactions.

                                                                          (over)

     Listed below are the names of the Prudential Mutual Funds and the dates of the Statements of Additional Information to which this supplement relates.

          Name of Fund                                    Statement Date

The BlackRock Government Income Trust                     August 31, 1995
Command Government Fund                                   August 31, 1995
Command Money Fund                                        August 31, 1995
Command Tax-Free Fund                                     August 31, 1995
Global Utility Fund, Inc.                                 February 1, 1995
Nicholas-Applegate Fund, Inc.                             March 6, 1995
  Nicholas-Applegate Growth Equity Fund
Prudential California Municipal Fund
  California Money Market Series                          December 30, 1994
Prudential Government Securities Trust
  Money Market Series                                     August 1, 1995
  U.S. Treasury Money Market Series                       August 1, 1995
Prudential Institutional Liquidity Portfolio, Inc.        May 30, 1995
  Institutional Money Market Series
Prudential MoneyMart Assets                               February 28, 1995
Prudential Municipal Series Fund
  Connecticut Money Market Series                         December 30, 1994
  Massachusetts Money Market Series                       December 30, 1994
  New Jersey Money Market Series                          December 30, 1994
  New York Money Market Series                            December 30, 1994
Prudential Special Money Market Fund                      August 29, 1995
  Money Market Series
Prudential Tax-Free Money Fund, Inc.                      August 1, 1995

MF950C-13

                                     PART C

                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits



     (a) Financial Statements:

     (1) Financial Statements included in the Prospectus constituting Part A of this Post-Effective Amendment to the Registration Statement:

            Financial Highlights.

     (2) Financial Statements included in the Statement of Additional Information constituting Part B of this Post-Effective Amendment to the Registration Statement:


            Portfolio of Investments as of December 31, 1994 and as of June 30, 1995 (unaudited).

            Statement of Assets and Liabilities as of December 31, 1994 and as of June 30, 1995 (unaudited).

            Statement of Operations for the Year Ended December 31, 1994 and for the six months ended June 30, 1995 (unaudited).

            Statement of Changes in Net Assets for the Years Ended December 31, 1994 and 1993 and for the six months ended June 30, 1995 (unaudited).


            Notes to Financial Statements

            Financial Highlights

            Independent Auditors' Report

     (b) Exhibits:

     1. (a) Articles of Amendment, incorporated by reference to Exhibit No. 1 to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on May 1, 1989 (File No. 2-55301). Amendment to Articles of Incorporation, incorporated by reference to Exhibit No. 1 to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A (File No. 2-55301). Articles of Incorporation, incorporated by reference to Exhibit No. 1 to the Registration Statement and Post-Effective Amendment No. 1 to the Registration Statement (File No. 2-55301), as amended on Form N-1Q filed on July 29, 1982 (File No. 811-2619).

          (b) Articles Supplementary, incorporated by reference to Exhibit No. 1(b) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed on March 2, 1990 (File No. 2-55301).


     2. By-Laws, incorporated by reference to Exhibit No. 2 to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A filed via EDGAR on February 24, 1995 (File No. 2-55301).


     4. (a) Form of stock certificate, incorporated by reference to Exhibit No. 4 to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A filed on February 29, 1988 (File No. 2-55301).

          (b) Instruments defining rights of shareholders incorporated by reference to Exhibits 1(a), 1(b) and 2 to Post-Effective Amendment No. 28 to this Registration Statement on Form N-1A filed on February 17, 1993 (File No. 2-55301).

     5. (a) Management Agreement between the Registrant and Prudential Mutual Fund Management, Inc., incorporated by reference to Exhibit No. 5(a) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on May 1, 1989 (File No. 2-55301).

          (b) Subadvisory Agreement between Prudential Mutual Fund Management, Inc. and The Prudential Investment Corporation, incorporated by reference to Exhibit No. 5(b) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on May 1, 1989 (File No. 2-55301).

     6. (a) Distribution Agreement between the Registrant and Prudential Mutual Fund Distributors, Inc., incorporated by reference to Exhibit No. 6 to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on May 1, 1989 (File No. 2-55301).

          (b) Amended and Restated Distribution Agreement between the Registrant and Prudential Mutual Fund Distributors, Inc., incorporated by reference to Exhibit 6(b) to Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A filed on February 17, 1994 (File No. 2-55301).

          (c) Form of Distribution Agreement for Class Z shares.*


     8. Custodian Contract with State Street Bank and Trust Company, incorporated by reference to Exhibit No. 8 to Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A filed on April 12, 1991 (File No. 2-55301).

     9. Transfer Agency and Service Agreement, incorporated by reference to Exhibit No. 9(a) to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A filed on February 29, 1988 (File No. 2-55301).


     10. (a) Opinion of Gardner, Carton & Douglas, incorporated by reference to Exhibit No. 3(b) to Post-Effective Amendment No. 9 to the
          Registration Statement on Form N-1A (File No. 2-55301).

          (b) Opinion of Gardner, Carton & Douglas, incorporated by reference to Exhibit No. 10(b) to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A filed on February 25, 1993
          (File No. 2-55301).

          (c) Opinion on Gardner, Carton & Douglas, incorporated by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A filed via EDGAR on February 24, 1995 (File No. 2-55301).


     11.  Consent of Independent Accountants.*

     15. (a) Plan of Distribution, incorporated by reference to Exhibit No. 15 to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on May 1, 1989 (File No. 2-55301).

          (b) Distribution and Service Plan between the Registrant and Prudential Mutual Fund Distributors, Inc., incorporated by reference to Exhibit 15(b) to Post-Effective Amendment No. 28 on Form N-1A filed on February 17, 1994 (File No. 2-55301).


     17.  Financial Data Schedule.*

     18.  Rule 18f-3 Plan.*


------------
*Filed herewith.


Item 25. Persons Controlled by or under Common Control with Registrant

     None.

Item 26. Number of Holders of Securities



     As of October 13, 1995, there were 1,113,941 record holders of common stock, $.10 par value per share.


Item 27. Indemnification.

     As permitted by Sections 17(h) and 17(i) of the Investment Company Act of 1940 ("Investment Company Act") and pursuant to Article X of the Registrant's By-Laws (Exhibit 2 to the Registration Statement) and Section 2-418 of the Maryland General Corporation Law, officers, directors, employees and agents of the Registrant may be indemnified against certain liabilities in connection with the Registrant except liabilities arising from misfeasance, bad faith, gross negligence or reckless disregard in the conduct of their respective duties. As permitted by Section 17(i) of the Investment Company Act, pursuant to Section 9 of the Distribution Agreement (Exhibit 6 to the Registration Statement), Prudential Mutual Fund Distributors, Inc., as Distributor of the Fund, may be indemnified against certain liabilities it may incur. Such Article X of the By-Laws and Section 9 of the Distribution Agreement are hereby incorporated by reference in their entirety.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (the "Commission") such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

     Section 8 of the Management Agreement (Exhibit 5(a) to the Registration Statement) limits the liability of Prudential Mutual Fund Management, Inc. ("PMF") to losses resulting from a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages shall be limited to the period and the amount set forth in Section 36(b)(3) of the Investment Company Act) or losses resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard by PMF of its obligations and duties under the Management Agreement. Section 4 of the Subad-visory Agreement (Exhibit 5(b) to the Registration Statement) limits the liability of The Prudential Investment Corporation ("PIC") to losses resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties, or from reckless disregard by PIC of its obligations and duties under the Subadvisory Agreement.

     The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws in a manner consistent with Release No. 11330 of the Commission under the Investment Company Act so long as the interpretation of Sections 17(h) and 17(i) of such Act remain in effect and are consistently applied.

     The Registrant maintains an insurance policy insuring its officers and directors against certain liabilities and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting conflict of interest, intentional non-compliance with statutes or regulations or dishonesty, fraudulent or criminal acts or omissions. The insurance policy also insures the Registrant against the costs of indemnification payments to officers and directors under certain circumstances.


Item 28. Business and other Connections of Investment Adviser


     (a) Prudential Mutual Fund Management, Inc.

     See "Manager" in the Statement of Additional Information.


     The business and other connections of PMF directors and officers are listed in Schedules A and D of Form ADV of PMF as currently on file with the Commission, the text of which is hereby incorporated by reference (File No. 801-31104, filed on March 30, 1995).


     The business and other connections of the directors and officers of PMF are set forth below. Except as otherwise indicated, the address of each person is One Seaport Plaza, New York, NY 10292.


Name and Address              Position with PMF                                Principal Occupations
----------------              -----------------                                ---------------------

Brendan D. Boyle              Executive Vice President,           Executive Vice President, Director of Marketing and
                              Director of Marketing and             Director, PMF; Senior Vice President, Prudential Securities
                              Director                              Incorporated (Prudential Securities); Chairman and Director
                                                                    of Prudential Mutual Fund Distributors, Inc. (PMFD)



Stephen P. Fisher             Senior Vice President               Senior Vice President, PMF; Senior Vice President,
                                                                    Prudential Securities; Vice President, PMFD


Frank W. Giordano             Executive Vice President,           Executive  Vice President, General Counsel, Secretary and
                              General Counsel,                      Director, PMF and PMFD; Senior Vice President, Prudential
                              Secretary and Director                Securities; Director, Prudential Mutual Fund Services, Inc.
                                                                    (PMFS)



Robert F. Gunia               Executive Vice President,          Executive Vice President, Chief Financial and Administrative
                              Chief Financial and                  Officer, Treasurer and Director, PMF; Senior Vice President,
                              Administrative Officer,              Prudential Securities; Executive Vice President, Chief
                              Treasurer and Director               Financial Officer,Treasurer and Director, PMFD; Director,
                                                                   PMFS


Theresa A. Hamacher           Director                           Director, PMF; Vice President, The Prudential Insurance
                                                                   Company of America (Prudential); Vice President, The
                                                                   Prudential Investment Corporation (PIC)



Timothy J. O'Brien            Director                           President, Chief Executive Officer, Chief Operating Officer
                                                                   and Director, PMFD; Chief Executive Officer and Director,
                                                                   PMFS; Director, PMF



Richard A. Redeker            President, Chief Executive         President, Chief Executive Officer and Director, PMF;
                              Officer and Director                 Executive Vice President, Director and Member of Operating
                                                                   Committee, Prudential Securities; Director, Prudential
                                                                   Securities Group, Inc. (PSG); Executive Vice President, PIC;
                                                                   Director, PMFD; Director, PMFS



S. Jane Rose                  Senior Vice President,             Senior Vice President, Senior Counsel and Assistant
                              Senior Counsel and Assistant         Secretary, PMF; Senior Vice President and Senior Counsel,
                              Secretary                            Prudential Securities

     (b) The Prudential Investment Corporation (PIC)

     See "How the Fund is Managed--Manager" in the Prospectus constituting Part A of this Registration Statement and "Manager" in the Statement of Additional Information constituting Part B of this Registration Statement.

     The business and other connections of PIC's directors and executive officers are as set forth below. Except as otherwise indicated, the address of each person is Prudential Plaza, Newark, NJ 07102.


Name and Address              Position with PIC                             Principal Occupations
----------------              -----------------                             ---------------------


William M. Bethke             Senior Vice President        Senior Vice President, Prudential; Senior Vice President, PIC
Two Gateway Center
Newark, NJ 07102

John D. Brookmeyer, Jr.       Senior Vice President and    Senior Vice President, Prudential; Senior Vice President and
51 JFK Parkway                Director                       Director, PIC
Short Hills, NJ 07078

Barry M. Gillman              Director                     Director, PIC

Theresa A. Hamacher           Vice President               Vice President, Prudential; Vice President, PIC; Director,
                                                             PMF

Harry E. Knapp, Jr.           President, Chairman of the   President, Chairman of the Board, Director and Chief
                              Board, Director and Chief      Executive Officer, PIC; Vice President, Prudential
                              Executive Officer


William P. Link               Senior Vice President        Executive Vice President, Prudential;
Four Gateway Center                                          Senior Vice President, PIC
Newark, NJ 07102

Richard A. Redeker             Executive Vice President    President, Chief Executive Officer and Director, PMF;
                                                             Executive Vice President, Director and Member of Operating
                                                             Committee, Prudential Securities; Director, PSG; Executive
                                                             Vice President, PIC; Director, PMFD; Director, PMFS

Eric A. Simonson              Vice President and Director  Vice President and Director, PIC; Executive Vice President,
                                                             Prudential


Claude J. Zinngrabe, Jr.      Executive Vice President     Vice President, Prudential; Executive Vice President, PIC


Item 29. Principal Underwriters

     (i) Prudential Mutual Fund Distributors, Inc.


     Prudential Mutual Fund Distributors, Inc. is distributor for Command Government Fund, Command Money Fund, Command Tax-Free Fund, Prudential California Municipal Fund (California Money Market Series), Prudential Government Securities Trust (Money Market Series and U.S. Treasury Money Market Series), Prudential Institutional Liquidity Portfolio, Inc., Prudential-Bache MoneyMart Assets Inc., Prudential Municipal Series Fund (Connecticut Money Market Series, Massachusetts Money Market Series, New York Money Market Series and New Jersey Money Market Series), Prudential-Bache Special Money Market Fund, Inc. (d/b/a Prudential Special Money Market Fund), Prudential-Bache Tax-Free Money Fund, Inc. (d/b/a Prudential Tax-Free Money Fund), and for Class A shares of Prudential Adjustable Rate Securities Fund, Inc., Prudential Allocation Fund, Prudential California Municipal Fund (California Income Series and California Series), Prudential Diversified Bond Fund, Inc., Prudential Equity Fund, Inc., Prudential Equity Income Fund, Prudential Europe Growth Fund, Inc., Prudential Global Fund, Inc., Prudential Global Genesis Fund, Inc., Prudential Global Natural Resources Fund, Inc., Prudential GNMA Fund, Inc., Prudential Government Income Fund, Inc., Prudential Growth Opportunity Fund, Inc., Prudential High Yield Fund, Inc., Prudential Intermediate Global Income Fund, Inc., Prudential Mortgage Income Fund, Inc., Prudential Multi-Sector Fund, Inc., Prudential Municipal Bond Fund, Prudential Municipal Series Fund (Arizona Series, Georgia Series, Hawaii Income Series, Maryland Series, Massachusetts Series, Michigan Series, Minnesota Series, New Jersey Series, North Carolina Series, Ohio Series and Pennsylvania Series), Prudential National Municipals Fund, Inc., Prudential Pacific Growth Fund, Inc., Prudential Global Limited Maturity Fund, Inc., Prudential Structured Maturity Fund, Inc., Prudential U.S. Government Fund and Prudential Utility Fund, Inc., Global Utility Fund, Inc., Nicholas-Applegate Fund, Inc. (Nicholas-Applegate Growth Equity Fund) and The BlackRock Government Income Trust.

     (b) Prudential Mutual Fund Distributors, Inc.




                              Positions and                                                               Positions and
                              Offices with                                                                Offices with
Name(1)                       Underwriter                                                                 Registrant
-------                       -------------                                                               -------------
Joanne Accurso-Soto ......    Vice President                                                              None

Dennis N. Annarumma.......    Vice President, Assistant Treasurer and Assistant Comptroller               None

Phyllis J. Berman ........    Vice President                                                              None
Brendan D. Boyle .........    Chairman and Director                                                       None
Stephen P. Fisher ........    Vice President                                                              None
Frank W. Giordano ........    Executive Vice President, General Counsel, Secretary and Director           None


Robert F. Gunia ..........    Executive Vice President, Chief Financial Officer, Treasurer and Director   Vice President


Timothy J. O'Brien .......    President, Chief Executive Officer, Chief Operating Officer and Director    None


Richard A. Redeker .......    Director                                                                    Director and
                                                                                                          President


Andrew J. Varley .........    Vice President                                                              None


Anita L. Whelan ..........    Vice President and Assistant Secretary                                      None



---------------

(1)  The address of each person named is One Seaport Plaza, New York, NY 10292.


     (c) Registrant has no principal underwriter who is not an affiliated person of the Registrant.

Item 30. Location of Accounts and Records

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02171, The Prudential Investment Corporation, Prudential Plaza, 745 Broad Street, Newark, New Jersey 07102, the Registrant, One Seaport Plaza, New York, New York 10292, and Prudential Mutual Fund Services, Inc., Raritan Plaza One, Edison, New Jersey 08837. Documents required by Rules 31a-1(b)(5), (6), (7), (9), (10) and (11) and 31a-1(f) will be kept at Two
Gateway Center, documents required by Rules 31a-1(b)(4) and (11) and 31a-1(d) at One Seaport Plaza and the remaining accounts, books and other documents required by such other pertinent provisions of Section 31(a) and the Rules promulgated thereunder will be kept by State Street Bank and Trust Company and Prudential Mutual Fund Services, Inc.

Item 31. Management Services


     Other than as set forth under the captions "How the Fund is Managed--Manager" and "How the Fund is Managed--Distributor" in the Prospectus and the captions "Manager" and "Distributor" in the Statement of Additional Information, constituting Parts A and B, respectively, of this Registration Statement, Registrant is not a party to any management-related service contract.


Item 32. Undertakings


     Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 26th day of October, 1995.

                                        PRUDENTIAL-BACHE MONEYMART ASSETS INC.

                                        /s/ RICHARD A. REDEKER
                                        -------------------------------------
                                            (Richard A. Redeker, President)


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

       Signature                           Title                       Date
       ---------                           -----                       ----

  /s/ RICHARD A. REDEKER           President and Director       October 26, 1995
-------------------------------
      Richard A. Redeker

  /s/ WILLIAM S. FIELD             Director                     October 26, 1995
-------------------------------
      William S. Field

  /s/ DELAYNE D. GOLD              Director                     October 26, 1995
-------------------------------
      Delayne D. Gold

  /s/ HARRY A. JACOBS, JR.         Director                     October 26, 1995
-------------------------------
      Harry A. Jacobs, Jr.

  /s/ THOMAS A. OWENS, JR.         Director                     October 26, 1995
-------------------------------
      Thomas A. Owens, Jr.

  /s/ SIDNEY M. SPIELVOGEL         Director                     October 26, 1995
-------------------------------
      Sidney M. Spielvogel

  /s/ NANCY HAYS TEETERS           Director                     October 26, 1995
-------------------------------
      Nancy Hays Teeters

  /s/ ROBERT H. WELLINGTON         Director                     October 26, 1995
-------------------------------
      Robert H. Wellington

  /s/ GRACE TORRES                 Principal Financial and      October 26, 1995
-------------------------------      Accounting Officer
      Grace Torres

                                  EXHIBIT INDEX

1. (a) Articles of Amendment, incorporated by reference to Exhibit 1 to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on May 1, 1989 (File No. 2-55301). Amendment to Articles of Incorporation, incorporated by reference to Exhibit No. 1 to Post-Effective Amendment No. 20 to the Registration Statement on Form N1-A (File No. 2-55301). Articles of Incorporation, incorporated by reference to Exhibit No. 1 to the Registration Statement and Post-Effective Amendment No. 1 to the Registration Statement (File No. 2-55301), as amended in Form N-1Q filed on July 29, 1982 (File No. 811-2619).

     (b) Articles Supplementary, incorporated by reference to Exhibit No. 1(b) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed on March 2, 1990 (File No. 2-55301).


2. By-Laws, incorporated by reference to Exhibit No. 2 to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A filed via EDGAR on February 24, 1995 (File No. 2-55301).


4. (a) Form of stock certificate, incorporated by reference to Exhibit No. 4 to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A filed on February 28, 1988 (File No. 2-55301).

     (b) Instruments defining rights of shareholders incorporated by reference to Exhibits 1(a), 1(b) and 2 to Post-Effective Amendment No. 28 to this Registration Statement on Form N-1A filed on February 17, 1993 (File No. 2-55301).

5. (a) Management Agreement between the Registrant and Prudential Mutual Fund Management, Inc., incorporated by reference to Exhibit No. 5(a) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on May 1, 1989 (File No. 2-55301).

     (b) Subadvisory Agreement between Prudential Mutual Fund Management, Inc. and The Prudential Investment Corporation, incorporated by reference to Exhibit No. 5(b) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on May 1, 1989 (File No. 2-55301).

6. (a) Distribution Agreement between the Registrant and Prudential Mutual Fund Distributors, Inc., incorporated by reference to Exhibit No. 6 to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on May 1, 1989 (File No. 2-55301).

     (b) Amended and Restated Distribution Agreement between the Registrant and Prudential Mutual Fund Distributors, Inc., incorporated by reference to
     Exhibit 6(b) to Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A filed on February 17, 1994 (File No. 2-55301).


     (c) Form of Distribution Agreement for Class Z Shares.*


8. Custodian Contract with State Street Bank and Trust Company, incorporated by reference to Exhibit No. 8 to Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A filed on April 12, 1992 (File No. 2-55301).

9. Transfer Agency and Service Agreement, incorporated by reference to Exhibit No. 9(a) to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A filed on February 28, 1988 (File No. 2-55301).


10. (a) Opinion of Gardner, Carton & Douglas, incorporated by reference to Exhibit No. [3(b)] to Post-Effective Amendment No. 9 to the Registration Statement (File No. 2-55301).

     (b) Opinion of Gardner, Carton & Douglas, incorporated by reference to
     Exhibit 10(b) to Post-Effective Amendment No. 27 to the Registration Statement filed on February 25, 1993 (File No. 2-55301).

     (c) Opinion of Gardner, Carton & Douglas, incorporated by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A filed via EDGAR on February 24, 1995 (File No. 2-55301).


11.  Consent of Independent Accountants.*

15. (a) Plan of Distribution, incorporated by reference to Exhibit No. 15 to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A (File No. 2-55301).

     (b) Distribution and Service Plan between the Registrant and Prudential Mutual Fund Services, Inc., incorporated by reference to Exhibit 15(b) to Post-Effective Amendment No. 28 on Form N-1A filed on February 17, 1994 (File No. 2-55301).


17.  Financial Data Schedule.*

18.  Rule 18f-3 Plan.*


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* Filed herewith.